UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund (Formerly
BlackRock Advantage ESG Emerging Markets Equity Fund)
BlackRock Sustainable Advantage International Equity Fund (Formerly BlackRock Advantage ESG International Equity Fund)
BlackRock Tactical Opportunities Portfolio
BlackRock U.S. Impact Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2023

Date of reporting period: 10/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
OCTOBER 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Global Impact Fund
BlackRock International Impact Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund
BlackRock U.S. Impact Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads
(the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(5.50)% (14.61)%
U.S. small cap equities
(Russell 2000
®
Index)
(0.20) (18.54)
International equities (MSCI
Europe, Australasia, Far
East Index)
(12.70) (23.00)
Emerging market equities
(MSCI Emerging Markets
Index)
(19.66) (31.03)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.72 0.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.24) (17.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.86) (15.68)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.43) (11.98)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.71) (11.76)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Investment Objective
BlackRock Global Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2022, the Fund underperformed its benchmark, the MSCI All Country World Index.
What factors influenced performance?
Holdings in European stocks, particularly companies in the Green Energy theme that was affected by the region’s energy crisis, detracted from performance. Affordable
Housing also detracted as real estate developers came under pressure from continued interest rate increases.
Outside of Europe, Ball Corp.—a leading provider in sustainable aluminium packaging in the United States—was the leading detractor as concerns about demand led it to shut down some of its facilities.
Holdings in the Fund’s Financial & Digital Inclusion theme, especially those susceptible to credit-related losses, were hurt by rising rates.
By design, the Fund has no position in the energy sector or diversified financials. Both sectors outperformed, so the zero weightings detracted from relative performance.
On the positive side, stocks that were better able to navigate the inflationary environment added value. ICF International, Inc., which advises companies on U.S. policy-related issues such as climate change and disaster relief, benefited from the passage of the Inflation Reduction Act. The portfolio’s Public Health theme was the top contributor from a thematic standpoint. Medical device and life science tools companies, including Boston Scientific Corp. and Agilent Technologies, Inc. delivered strong results. In addition, shares of the value-based healthcare provider 1Life Healthcare rallied following Amazon.com’s announcement that it would acquire the company.
While the Fund’s Financial & Digital Inclusion theme detracted overall, Wise PLC—a U.K.-based financial technology company focused on low-cost remittances—was a top contributor. The company demonstrated the ability to benefit from rising rates, and its management announced improved guidance.
Describe recent portfolio activity.
The investment adviser used market weakness as an opportunity to identify high-quality companies at attractive valuations. However, the investment adviser remained cautious due to ongoing inflation pressures and recessionary concerns. The investment adviser therefore maintained an effort to build a defensive, yet well diversified, portfolio.
The Fund’s largest weighting continued to be in healthcare stocks via the Public Health theme, where it emphasized what it believed were the more resilient segments of the sector. These included companies considered the "picks and shovels" of the industry; in other words, businesses that make it possible for scientists to develop new drugs and the manufacturers of devices that are used routinely in surgeries. The investment adviser also increased the portfolio’s allocation to U.S. Green Energy stocks on the view that these companies are poised to benefit from the recently enacted Inflation Reduction Act. The investment adviser continued to seek opportunities to own profitable companies with sustainable growth in the consumer discretionary and information technology sectors. More broadly speaking, the investment adviser emphasized durable, sustainable business models that have demonstrated the ability to withstand economic down cycles.
The investment adviser reduced the Fund’s holdings in the real estate sector by decreasing its allocation to the Affordable Housing theme. While the demand for affordable housing remains intact, rising interest rates could lead to potential slowdown in growth prospects as developers may be deterred from new projects.
Describe portfolio positioning at period end.
Public Health was the largest weighting from a thematic standpoint, followed Financial & Digital Inclusion. The Fund increased its allocation to Green Energy, supported by the passage of the Inflation Reduction Act. From a sector perspective, the Fund was overweight in healthcare and utilities. In addition to being underweight in energy and diversified financials, the Fund was underweight in information technology due to its zero weightings in the sector’s mega-cap companies. Instead, the investment adviser favored payments providers and those that service small- to medium-sized enterprises, and that exhibit durable long-term growth.
From a regional perspective, the Fund was underweight in the United States and overweight in Europe and the emerging markets. However, the investment adviser reduced the extent of the overweight in Europe over the course of the period.
The investment adviser continued to use deep engagements and partnerships with corporate management teams to learn more about strategic directions of its portfolio companies and uncover business risks which may arise due to macro events. The investment adviser understands the strong links between impact outcomes and company performance, and it uses engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2022 (continued)

Fund Summary
BlackRock Global Impact Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (11.17)% (33.25)% N/A 2.27% N/A
Investor A ............................................................... (11.38) (33.45) (36.94)% 2.00 (0.23) %
Class K ................................................................ (11.11) (33.20) N/A 2.38 N/A
MSCI All Country World Index
(d)
............................................... (9.42) (19.96) N/A 7.90 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests in equity securities of issuers located throughout the world, including non-dollar denominated securities and securities of emerging market issuers. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities, depositary receipts and other financial instruments that have similar economic characteristics to such equity securities.
The Fund may invest in issuers of any market capitalization, including small to mid-capitalization companies.
(c)
The Fund commenced operations on May 27, 2020.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 888.30 $ 4.05 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 886.20 5.23 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 888.90 3.57 1,000.00 1,021.42 3.82 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 53.6%
United Kingdom ..................................... 7.0
Indonesia ......................................... 6.6
Denmark ......................................... 5.0
Spain ............................................ 4.7
Japan ........................................... 3.4
Brazil ............................................ 3.3
Canada .......................................... 3.2
India ............................................ 2.7
Australia .......................................... 2.5
South Korea ....................................... 2.5
Germany ......................................... 1.6
Netherlands ....................................... 1.2
Other
(a)
........................................... 1.6
Other Assets Less Liabilities ............................ 1.1
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock International Impact Fund
Investment Objective
BlackRock International Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2022, the Fund underperformed its benchmark, the MSCI All Country World Index ex-U.S.
What factors influenced performance?
Holdings in European stocks, particularly companies in the Green Energy theme that were affected by the region’s energy crisis, detracted from performance. Affordable
Housing also detracted as real estate developers came under pressure from continued interest rate increases. Holdings in the Fund’s Financial & Digital Inclusion theme, especially those susceptible to credit-related losses, were hurt by rising rates. By design, the Fund has no position in the energy sector or diversified financials. Both sectors outperformed, so the zero weightings detracted from relative performance.
On the positive side, stocks that were better able to navigate the inflationary environment added value. This trait was most notable among companies that help bridge the education gap, such as Pearson PLC, and those focused on addressing Net Zero goals by bringing more efficiency, electrification, and digitization, including Samsung SDI
Co. Ltd. and Landis+Gyr Group AG.
While the Fund’s Financial & Digital Inclusion theme detracted overall, Wise PLC—a U.K.-based financial technology company focused on low-cost remittances—was a top contributor due to its ability to benefit from rising rates and improved guidance from its management. The Indonesia-based micro-lender Bank Rakyat Indonesia Tbk.PT was also to buck the broader market downtrend thanks to its strong fundamentals.
Describe recent portfolio activity.
The investment adviser used market weakness as an opportunity to identify high-quality companies at attractive valuations. However, the investment adviser remained cautious due to ongoing inflation pressures and recessionary concerns. The investment adviser therefore maintained an effort to build a defensive, yet well diversified, portfolio.
The investment adviser increased the Fund’s allocation to the Efficiency, Electrification & Digitization theme by adding positions in companies indirectly benefitting from the adoption of electric vehicles, with an emphasis on those where the market appears to underappreciate their value-added products and services. More broadly speaking, the investment adviser continued to seek durable, sustainable business models that have demonstrated the ability to withstand economic down cycles.
The Fund reduced holdings in the real estate sector by decreasing its allocation to the Affordable Housing theme. While the demand for affordable housing remains intact, the investment adviser believed that rising interest rates could lead to potential slowdown in growth prospects as developers may be deterred from new projects.
Describe portfolio positioning at period end.
Financial & Digital Inclusion was the largest weighting from a thematic standpoint, followed Green Energy. However, the investment adviser reduced the allocation to the latter due to the challenges that continued to weigh on the European markets.
The Fund was overweight in utilities and industrials. It was overweight in the emerging markets and Europe and underweight in the Asia Pacific region.
The investment adviser continued to use deep engagements and partnerships with corporate management teams to learn more about strategic directions of its portfolio companies and uncover business risks which may arise due to macro events. The investment adviser understood the strong links between impact outcomes and company performance, and it uses engagement to identify new ways of advancing these outcomes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2022 (continued)

Fund Summary
BlackRock International Impact Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (16.08)% (36.27)% N/A (5.28)% N/A
Investor A ............................................................... (16.14) (36.35) (39.69)% (5.46) (7.62) %
Class K ................................................................ (15.96) (36.19) N/A (5.16) N/A
MSCI All Country World Index ex-U.S.
(d)
......................................... (14.59) (24.73) N/A 0.63 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including sales charges and fees.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in emerging market issuers, and may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
The Fund commenced operations on June 30, 2020.
(d)
An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 839.20 $ 3.94 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 838.60 5.10 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 840.40 3.48 1,000.00 1,021.42 3.82 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 17.7%
United Kingdom ..................................... 11.6
Indonesia ......................................... 11.6
Denmark ......................................... 9.1
Spain ............................................ 7.5
Brazil ............................................ 7.2
Japan ........................................... 6.4
South Korea ....................................... 4.4
India ............................................ 4.3
Australia .......................................... 4.1
Canada .......................................... 3.8
Germany ......................................... 3.6
Switzerland ........................................ 2.5
Netherlands ....................................... 2.0
South Africa ....................................... 1.3
China ............................................ 1.1
Short-Term Securities ................................. 0.6
Other Assets Less Liabilities ............................ 1.2

Fund Summary
as of October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investment Objective
BlackRock Sustainable Advantage Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ending October 31, 2022, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
Emerging market ("EM") equities fell during the period, as investor skepticism about risk assets deepened. Early in the period, inflationary pressures benefited commodities markets, but as fears of a recession in the United States intensified, equities in commodity-driven markets came under pressure. Interest rate increases in the United
States, coupled with more hawkish commentary from the Fed, continued to lead the retreat in the EM benchmark. Asia drove losses as concerns about the property sector and ongoing COVID-19 lockdowns weighed on China, and Korea and Taiwan also struggled amid global recessionary fears and continued tech weakness. Commodity outperformance provided a tailwind for Latin America and for parts of Europe, the Middle East, and Africa, but parts of Eastern Europe continued to struggle as the Russian invasion of Ukraine continued. Performance in all sectors was negative, with information technology ("IT"), communication services, and consumer discretionary stocks faring the worst. Defensive sectors and beneficiaries of higher commodity prices performed better.
Despite strength toward the end of the period, weakness earlier in the summer months led to underperformance. Stock selection insights and country allocation detracted from performance.
Among fundamental measures motivating stock selection, traditional value insights were the most significant detractors, as measures evaluating cash flows, price, and other financial statement measures detracted from returns amid volatile changes in market style preferences during the period. In addition, although innovation and efficiency-
related ESG insights benefited performance, other environmental transition-related signals struggled. A measure tracking flows into sustainable products detracted from performance as its positioning ran against parts of the market that showed favorable trends amid the Russian invasion of Ukraine, such as energy and defense.
Within portfolio positioning, underweight allocations to India and an overweight allocation to China also detracted from performance. India continued to outperform despite investor outflows and surprisingly high valuations compared to historical norms. Although China is the only market in which monetary policy has led to interest rate cuts this year, the overweight position detracted from performance, as the country led emerging markets lower amid property sector concerns and COVID-19 lockdowns.
Conversely, stock selection sentiment measures helped provide ballast, as they helped position the portfolio effectively amid the changeable market backdrop. Measures capturing forward-looking views of company fundamentals across comments from informed investors were additive. In addition, select macro-thematic insights also contributed to relative performance. An insight favoring countries with increasing money supply growth in their economies as well as other macroeconomic measures evaluating monetary policy contributed to performance, motivating a successful underweight allocation to Malaysia. Lastly, select ESG insights, such as measures capturing company "green" patent filings and evaluating operations based on carbon emissions, were beneficial for the Fund’s performance.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities with enhanced data sets that capture informed-investor positioning as well as news flow.
Additionally, the Fund added to its complex of consumer intent insights with a measure that looks toward social media activity as a measure of potential revenue growth.
The Fund uses derivatives to gain equity exposure from holdings of cash and cash equivalents, allowing it to remain fully invested in the stock market while maintaining some liquidity. The Fund’s use of derivatives detracted from performance. The derivative position typically represents less than 5% of the Fund’s assets.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector and country positioning perspective. The Fund had slight overweight positions in the IT and healthcare sectors, and maintained slight underweights in materials and communication services stocks. From a geographical perspective, the Fund had slight overweights to South Africa and maintained slight underweights to Korea.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2022 (continued)

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (20.18)% (31.90)% N/A (10.13)% N/A
Investor A ............................................................... (20.28) (32.08) (35.65)% (10.35) (12.51) %
Class K ................................................................ (20.16) (31.92) N/A (10.09) N/A
MSCI Emerging Markets Index
(d)
.............................................. (19.66) (31.03) N/A (9.24) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
The Fund commenced operations on August 18, 2020.
(d)
An index that captures large- and mid-cap representation across emerging m arkets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 798.20 $ 3.90 $ 1,000.00 $ 1,020.87 $ 4.38 0.86%
Investor A ................................ 1,000.00 797.20 5.03 1,000.00 1,019.61 5.65 1.11
Class K .................................. 1,000.00 798.40 3.67 1,000.00 1,021.12 4.13 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown ).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 26.9%
India ............................................ 14.1
Taiwan ........................................... 13.6
South Korea ....................................... 9.0
Brazil ............................................ 7.4
South Africa ....................................... 5.4
Saudi Arabia ....................................... 4.8
Thailand .......................................... 3.4
Malaysia ......................................... 3.2
Mexico ........................................... 2.7
Indonesia ......................................... 2.6
Other
(a)
........................................... 3.4
Short-Term Securities ................................. 3.2
Other Assets Less Liabilities ............................ 0.3
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Investment Objective
BlackRock Sustainable Advantage International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ending October 31, 2022, the Fund outperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
Overall, the Fund performed well in a highly changeable market backdrop. The brief respite at the beginning of the period in May 2022 proved short-lived, as the focus among central banks around the world returned to monetary policy normalization to fight persistent inflation. The Fed raised rates by three-quarters of a percentage point in June,
July, and September 2022 in the fastest rate-hiking cycle since 1980. This resulted in a persistently inverted yield curve, which is often a precursor to an imminent recession.
However, equities staged a bear-market rally during the summer, as investors hoped for a dovish monetary policy pivot given growth concerns. The resulting rally helped equities recover half their losses. Still, central banks reiterated their focus on bringing down inflation, causing a selloff that saw equities set new lows. Toward the end of the period, though, despite manufacturing data beginning to decline and analysts downgrading earnings forecasts, markets reacted favorably to robust corporate earnings, resulting in a rally. Going forward, the focus remains on inflation, labor markets, and the direction of monetary policy.
Macro-thematic insights contributed to performance as they delivered positive results from top-down positioning. Several recently added signals that seek to identify themes such as stagflation were notable performers, as they correctly positioned the portfolio to capture the evolving interest rate environment. Particularly, this insight motivated an underweight to industrial and healthcare stocks that added to performance.
Furthermore, stock selection from sentiment-based insights provided persistent gains, as these faster-moving insights correctly captured evolving and emerging trends during the period. In particular, text-based insights that forecast company events as well as insights looking at sentiment among informed investors were additive, especially across financial and industrial stocks.
Performance of ESG-related insights was mixed during the period. Risk mitigation insights, which look to predict firm-level controversy, helped correctly position the portfolio within financial names across developed markets. However, performance of human capital-related measures was bifurcated. Insights evaluating companies based on board turnover as well as on women employee hiring positively contributed to performance.
Conversely, certain other ESG-related measures related to human capital struggled during the period. In particular, measures evaluating employee satisfaction and corporate culture detracted from performance among materials stocks. In addition, ESG insights looking at environmental measures were leading detractors over the period, amid the market volatility stemming from the Russian invasion of Ukraine. A forward-looking measure analyzing companies’ commitments to carbon reductions as well as greenhouse gas emissions drove unsuccessful positioning among information technology (“IT”) stocks.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. Given the dynamic investing environment, the Fund built upon its alternative data capabilities and instituted enhanced signal constructs to best identify emerging trends such as sentiment around supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the period with largely neutral positioning from a sector and country-positioning perspective. The Fund had slight overweight positions in the communication services and IT sectors, and maintained slight underweights in healthcare, financials, and materials stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2022 (continued)

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (10.82)% (22.39)% N/A (0.69)% N/A
Investor A ............................................................... (10.93) (22.53) (26.60)% (0.92) (3.31) %
Class K ................................................................ (10.87) (22.33) N/A (0.64) N/A
MSCI EAFE Index
(d)
........................................................ (12.70) (23.00) N/A (1.47) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(c)
The Fund commenced operations on August 18, 2020.
(d)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 891.80 $ 2.38 $ 1,000.00 $ 1,022.68 $ 2.55 0.50%
Investor A ................................ 1,000.00 890.70 3.57 1,000.00 1,021.42 3.82 0.75
Class K .................................. 1,000.00 891.30 2.15 1,000.00 1,022.94 2.29 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 20.9%
France ........................................... 10.4
United Kingdom ..................................... 10.1
Germany ......................................... 8.7
Australia .......................................... 8.4
United States ...................................... 8.1
Netherlands ....................................... 5.8
Switzerland ........................................ 5.8
Denmark ......................................... 3.5
Sweden .......................................... 3.0
Italy ............................................. 2.2
Hong Kong ........................................ 1.8
Spain ............................................ 1.5
Belgium .......................................... 1.5
Norway .......................................... 1.2
Other
(a)
........................................... 4.8
Short-Term Securities ................................. 2.0
Other Assets Less Liabilities ............................ 0.3
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2022, the Fund outperformed its reference benchmark (75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI All
Country World Index (“ACWI”)) and its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s global relative value interest rate strategy contributed to performance, led by short positions in Poland and South Korea versus a long position in China. The
Polish and Korean central banks adopted decisively hawkish policies to combat rising inflation, while policy in China remained relatively accommodative to alleviate the economic pressures from the country’s zero-COVID restrictions. The macro thematic strategy also contributed. The strategy was positioned for global reflation and interest-
rate increases by the Fed, both of which occurred in the past six months.
The Fund’s relative value developed market bond strategy detracted from performance. Long positions in German Bunds underperformed short positions in Canada, the United Kingdom and Australia over the summer months. The relative value equity strategy also detracted. A long position in Singapore versus a basket of developed market equities detracted early in the period. Long positions in select European markets against a short position in the United States detracted later in the period as the latter outperformed due to upside earning surprises. The Fund maintained a net long in equities throughout the full six months as part of its macro thematic strategy, which detracted given that tightening financial conditions caused stock prices to decline.
The investment adviser used derivatives as an efficient means to take active views on interest rates, equity indexes and currencies. The derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps and currency forward contracts. These holdings made up a significant portion of the portfolio. The use of derivatives instead of physical instruments had a minimal positive impact on results.
The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position did not have a material effect on performance, and the Fund was not in a defensive posture.
Describe recent portfolio activity.
The Fund remained focused on positioning in stocks, bonds and currencies based on macroeconomic fundamentals and pricing developments.
The macro backdrop was volatile over the past six months as countries diverged on key variables such as economic growth and monetary policy. Slowing growth, persistent inflation and central bank tightening prompted the investment adviser to position the Fund for an expanding opportunity set in cross-country and cross-industry positions while maintaining relatively muted directional positioning in both stocks and bonds.
The Fund maintained its net long in equities throughout the period. Within equities, the Fund began the period with long positions in North America, Asia ex-Japan, and to a lesser extent the emerging markets, together with modest short positions in Japan and Europe. The Fund subsequently moved from long in the United States to long in
Europe. This shift was based on the potential for European equities to outperform on waning Ukraine fears and the possibility that a weaker Euro would support exports.
Within Europe, the Fund preferred German, French and Italian equities over the United Kingdom and Spain. In Asia, the Fund held longs in Taiwan and Singapore versus
Japan and Korea. In August, the Fund moved short Italy and France in favor of Spain, and it shifted from a short in the United Kingdom to a sizable long.
In fixed income, the Fund began the period net long duration, with a preference for Europe and the emerging markets over the United States and Asia ex-Japan. (Duration is a measure of interest rate sensitivity.) It moved to a short duration in May as the medium-term outlook for bonds weakened due to persistently high inflation, energy challenges in Europe, slowing activity in China and hawkish monetary policy signaling.
The Fund was positioned short in U.S. Treasuries at the beginning of the period, as the Fed indicated that it would tighten policy. The Fund moved overweight in the United
States in May 2022 in anticipation of an economic slowdown, and it maintained a relatively flat position from June through the end of October 2022. Within the emerging markets, the Fund was long in China versus Poland for the full six months. The Fund shifted from a long in Germany versus the United Kingdom to the opposite positioning in September.
The Fund did not hold any active currency positions.
Describe portfolio positioning at period end.
At the end of the period, the Fund was positioned net long equities and net short duration. Within equities, the Fund preferred Asia-ex Japan, Europe and the emerging markets to Japan and the United States. In bonds, the Fund was long Asia ex-Japan (primarily China) and the emerging markets versus Japan. The Fund held a relatively flat position in U.S. Treasuries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2022 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 2.14% 5.28% N/A 3.20% N/A 3.99% N/A
Service ........................................ 1.94 4.95 N/A 2.92 N/A 3.68 N/A
Investor A ....................................... 1.94 4.96 (0.55)% 2.89 1.78% 3.68 3.12%
Investor C ....................................... 1.56 4.19 3.19 2.13 2.13 3.09 3.09
Class K ........................................ 2.14 5.36 N/A 3.30 N/A 3.93 N/A
Bloomberg U.S. 1-3 Year Treasury Bond Index
(c)
........... (1.69) (4.85) N/A 0.53 N/A 0.58 N/A
ICE BofA 3-Month U.S. Treasury Bill Index
(d)
.............. 0.72 0.79 N/A 1.17 N/A 0.70 N/A
75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI
All Country World Index
(e)
........................... (3.47) (8.58) N/A 1.98 N/A 2.58 N/A
MSCI All Country World Index
(f)
....................... (9.42) (19.96) N/A 5.24 N/A 7.98 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns from May 15, 2012 through January 28, 2016 are the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio.
(c)
A sub-index of the Bloomberg U.S. Treasury Index, which measures U.S. dollar denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
“Index”). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
(e)
A customized weighted index comprised of 75% Bloomberg U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.
(f)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,021.40 $ 4.03 $ 1,000.00 $ 1,021.22 $ 4.02 0.79%
Service .................................. 1,000.00 1,019.40 5.60 1,000.00 1,019.66 5.60 1.10
Investor A ................................ 1,000.00 1,019.40 5.55 1,000.00 1,019.71 5.55 1.09
Investor C ................................ 1,000.00 1,015.60 9.20 1,000.00 1,016.08 9.20 1.81
Class K .................................. 1,000.00 1,021.40 3.41 1,000.00 1,021.83 3.41 0.67
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Fund Summary
as of October 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Portfolio Information
TEN LARGEST HOLDINGS
— %
Security
(a)
Percent of
Net Assets
—
Apple, Inc. ...................................... 3.6%
Microsoft Corp. ................................... 2.7
Amazon.com, Inc. ................................. 1.4
Tesla, Inc. ....................................... 1.3
Alphabet, Inc., Class A .............................. 0.9
Johnson & Johnson ................................ 0.9
Berkshire Hathaway, Inc., Class B ...................... 0.8
Alphabet, Inc., Class C .............................. 0.8
Costco Wholesale Corp. ............................. 0.8
Walmart, Inc. ..................................... 0.6
—
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks .................................. 69.0%
Preferred Securities ................................ 0.1
Warrants ....................................... 0.0
(b)
Other Interests ................................... —
Asset-Backed Securities ............................. —
Short-Term Securities ............................... 4. 0
Other Assets Less Liabilities .......................... 26.9
(a)
Excludes short-term investments.
(b)
Represents less than 0.1% of the Fund’s net assets.

Fund Summary
as of October 31, 2022

Fund Summary
BlackRock U.S. Impact Fund
Investment Objective
BlackRock U.S. Impact Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended October 31, 2022, the Fund underperformed its benchmark, the Russell Midcap
®
Index.
What factors influenced performance?
Holdings in the Fund’s Sustainable Food & Water theme detracted the most, as stocks in this segment of the market were impacted by the “risk-off” environment despite little change in fundamentals. The Pollution & Remediation theme also detracted, largely driven by Ball Corp. Ball, the leading provider in sustainable aluminium packaging in the
United States, faced concerns about demand that led it to shut down some of its facilities.
By design, the Fund has no position in the energy sector or diversified financials. Both sectors outperformed, so the zero weightings detracted from relative performance.
On the positive side, stocks that were better able to navigate the inflationary environment added value. ICF International, Inc., which advises companies on U.S. policy-related issues such as climate change and disaster relief, benefited from the passage of the Inflation Reduction Act. The portfolio’s Public Health theme was the top contributor from a thematic standpoint. Medical devices and life science tools companies, including Boston Scientific Corp. and Agilent Technologies, Inc. delivered strong results. In addition, shares of the value-based healthcare provider 1Life Healthcare rallied following Amazon.com’s announcement that it would acquire the company.
Describe recent portfolio activity.
The investment adviser used market weakness as an opportunity to identify high-quality companies at attractive valuations. However, the investment adviser remained cautious due to ongoing inflation pressures and recessionary concerns. It therefore maintained its focus on building a defensive, yet well diversified, portfolio.
The Fund’s largest weighting continued to be in healthcare stocks via the Public Health theme, where the investment adviser emphasized what it believed to be more resilient segments of the sector. These included companies considered the “picks and shovels” of the industry; in other words, businesses that make it possible for scientists to develop new drugs and the manufacturers of devices that are used routinely in surgeries. The investment adviser also increased the portfolio’s allocation to Green Energy theme on the view that these companies are poised to benefit from the recently enacted Inflation Reduction Act. The investment adviser continued to seek opportunities to own profitable companies with sustainable growth in the consumer discretionary and information technology sectors.
Describe portfolio positioning at period end.
Sustainable Food & Water was the second-largest theme behind Public Health. The Fund increased its allocation to Green Energy, supported by the passage of the Inflation
Reduction Act. From a sector perspective, the Fund was overweight in healthcare, information technology and utilities and underweight in real estate and industrials.
The investment adviser continued to seek durable, sustainable business models that have demonstrated the ability to withstand economic down cycles. It uses deep engagements and partnerships with corporate management teams to learn more about strategic directions of its portfolio companies and uncover business risks which may arise due to macro events.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Impact Fund
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............................................................. (6.57)% (29.36)% N/A 4.52% N/A
Investor A ............................................................... (6.69) (29.61) (33.30)% 4.24 1.86%
Class K ................................................................ (6.56) (29.36) N/A 4.59 N/A
Russell Midcap
®
Index
(d)
.................................................... (5.29) (17.17) N/A 11.99 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. securities. The Fund will invest primarily in equity securities and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
(c)
The Fund commenced operations on June 30, 2020.
(d)
An index that includes approximately 800 of the smallest companies in the Russell 1000
®
Index, which represent approximately 27% of the total market capitalization of the Russell 1000
®
Index,
as of the most recent constitution.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 934.30 $ 4.14 $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
Investor A ................................ 1,000.00 933.10 5.36 1,000.00 1,019.66 5.60 1.10
Class K .................................. 1,000.00 934.40 3.66 1,000.00 1,021.42 3.82 0.75
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
SECTOR ALLOCATION
Sector
(a)
Percent of
Net Assets
Health Care ..................................... 37.1%
Information Technology .............................. 21.6
Consumer Discretionary ............................. 13.3
Utilities ......................................... 10.4
Industrials ....................................... 8.3
Consumer Staples ................................. 6.0
Materials ....................................... 1.5
Communication Services ............................. 1.5
Short-Term Securities ............................... 4.3
Liabilities in Excess of Other Assets ..................... (4.0)
(a)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

About Fund Performance

About Fund Performance / Disclosure Of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Semi-Annual Report to Shareholders

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Global Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 2.5%
APM Human Services International Ltd. 251,189 $ 525,899
Brazil — 3.3%
Atacadao SA ................. 28,124 106,060
MercadoLibre , Inc.
(a)
............ 363 327,288
MRV Engenharia e Participacoes SA . 70,384 137,893
Sendas Distribuidora SA ......... 29,071 111,433
682,674
Canada — 3.2%
North West Co., Inc. (The) ........ 21,831 568,069
Shopify, Inc., Class A
(a)
.......... 2,805 96,015
664,084
China — 0.6%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 171,000 130,048
Denmark — 5.0%
Chr Hansen Holding A/S ......... 1,481 82,256
Orsted A/S
(b)(c)
................ 7,803 643,793
Vestas Wind Systems A/S ........ 16,883 332,826
1,058,875
Germany — 1.6%
LEG Immobilien SE ............ 5,300 346,012
India — 2.7%
Bandhan Bank Ltd.
(a)(b)(c)
......... 193,054 557,497
Indonesia — 6.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 2,816,300 840,196
Dayamitra Telekomunikasi Tbk . PT .. 12,032,000 550,436
1,390,632
Japan — 3.4%
Katitas Co. Ltd. ............... 20,400 456,504
Nidec Corp. ................. 4,800 263,923
720,427
Netherlands — 1.2%
Koninklijke DSM NV ............ 2,178 256,199
South Korea — 2.5%
Samsung SDI Co. Ltd. .......... 1,013 522,622
Spain — 4.7%
Corp. ACCIONA Energias Renovables
SA ..................... 4,763 187,286
EDP Renovaveis SA ............ 37,890 797,300
984,586
Security
Shares
Shares Value
Switzerland — 1.0%
Landis+Gyr Group AG
(a)
......... 2,622 $ 151,098
SGS SA (Registered) ........... 24 52,908
204,006
United Kingdom — 7.0%
Halma plc ................... 24,197 586,760
Pearson plc ................. 24,889 275,101
RELX plc ................... 11,919 320,150
Wise plc, Class A
(a)
............. 37,600 286,392
1,468,403
United States — 53.6%
Agilent Technologies, Inc. ........ 3,749 518,674
Aptiv plc
(a)
................... 4,309 392,421
Autodesk, Inc.
(a)
............... 1,129 241,945
Avangrid , Inc. ................ 3,594 146,204
Ball Corp. ................... 2,210 109,152
Block, Inc., Class A
(a)
........... 1,570 94,310
Boston Scientific Corp.
(a)
......... 23,898 1,030,243
Brookfield Renewable Corp. ...... 26,551 824,974
Cable One, Inc. ............... 178 152,979
Crown Holdings, Inc. ........... 1,189 81,553
Danaher Corp. ............... 3,000 755,010
Duolingo , Inc., Class A
(a)
......... 1,586 129,798
Encompass Health Corp. ........ 4,528 246,504
Enphase Energy, Inc.
(a)
.......... 529 162,403
Etsy, Inc.
(a)
.................. 1,576 148,002
Global Payments, Inc. .......... 2,307 263,598
Grand Canyon Education, Inc.
(a)
.... 2,392 240,707
Grocery Outlet Holding Corp.
(a)
..... 10,483 362,397
ICF International, Inc. ........... 6,559 784,653
Jack Henry & Associates, Inc. ..... 3,171 631,219
Palo Alto Networks, Inc.
(a)
........ 1,225 210,198
Royalty Pharma plc, Class A ...... 24,150 1,022,028
Schneider Electric SE ........... 4,257 538,325
STERIS plc .................. 488 84,219
Stride, Inc.
(a)
................. 9,664 323,841
Tesla, Inc.
(a)
.................. 351 79,867
Thermo Fisher Scientific, Inc. ...... 455 233,856
Trimble, Inc.
(a)
................ 8,281 498,185
Veeva Systems, Inc., Class A
(a)
.... 2,098 352,338
Zoetis, Inc., Class A ............ 2,759 416,002
Zurn Elkay Water Solutions Corp. ... 7,562 177,631
11,253,236
Total Long-Term Investments — 98.9%
(Cost: $22,038,453) .............................. 20,765,200
Total Investments — 98.9%
(Cost: $22,038,453) .............................. 20,765,200
Other Assets Less Liabilities — 1.1% ................... 223,545
Net Assets — 100.0% .............................. $ 20,988,745
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ — $ — $ — $ — $ — — $ 524 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 236
(b)
— (236) — — — 152
(c)
—
$ (236) $ — $ — $ 676 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 525,899 $ — $ 525,899
Brazil ............................................... 682,674 — — 682,674
Canada ............................................. 664,084 — — 664,084
China ............................................... — 130,048 — 130,048
Denmark ............................................. — 1,058,875 — 1,058,875
Germany ............................................ — 346,012 — 346,012
India ............................................... — 557,497 — 557,497
Indonesia ............................................ — 1,390,632 — 1,390,632
Japan ............................................... — 720,427 — 720,427
Netherlands ........................................... — 256,199 — 256,199
South Korea .......................................... — 522,622 — 522,622
Spain ............................................... — 984,586 — 984,586
Switzerland ........................................... — 204,006 — 204,006
United Kingdom ........................................ — 1,468,403 — 1,468,403
United States .......................................... 10,714,911 538,325 — 11,253,236
$ 12,061,669 $ 8,703,531 $ — $ 20,765,200

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Impact Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 4.1%
APM Human Services International Ltd. 101,994 $ 213,539
Brazil — 7.2%
Atacadao SA ................. 15,848 59,766
MercadoLibre , Inc.
(a)
............ 157 141,554
MRV Engenharia e Participacoes SA . 62,889 123,209
Sendas Distribuidora SA ......... 11,749 45,035
369,564
Canada — 3.8%
North West Co., Inc. (The) ........ 6,475 168,487
Shopify, Inc., Class A
(a)
.......... 883 30,225
198,712
China — 1.1%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 72,900 55,441
Denmark — 9.1%
Chr Hansen Holding A/S ......... 1,053 58,485
Orsted A/S
(b)(c)
................ 3,335 275,156
Vestas Wind Systems A/S ........ 6,814 134,329
467,970
Germany — 3.6%
LEG Immobilien SE ............ 2,198 143,497
Vonovia SE .................. 2,028 44,840
188,337
India — 4.3%
Bandhan Bank Ltd.
(a)(b)(c)
......... 76,147 219,896
Indonesia — 11.6%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 1,157,800 345,410
Dayamitra Telekomunikasi Tbk . PT .. 5,489,600 251,137
596,547
Japan — 6.4%
GMO Payment Gateway, Inc. ...... 1,000 71,906
Katitas Co. Ltd. ............... 6,400 143,217
Nidec Corp. ................. 2,100 115,466
330,589
Netherlands — 2.0%
Koninklijke DSM NV ............ 879 103,397
South Africa — 1.3%
Capitec Bank Holdings Ltd. ....... 663 68,652
Security
Shares
Shares Value
South Korea — 4.4%
Samsung SDI Co. Ltd. .......... 439 $ 226,487
Spain — 7.5%
Corp. ACCIONA Energias Renovables
SA ..................... 2,350 92,404
EDP Renovaveis SA ............ 13,879 292,049
384,453
Switzerland — 2.5%
Landis+Gyr Group AG
(a)
......... 1,823 105,054
SGS SA (Registered) ........... 10 22,045
127,099
United Kingdom — 11.6%
Halma plc ................... 10,091 244,700
Pearson plc ................. 11,672 129,012
RELX plc ................... 5,490 147,464
Wise plc, Class A
(a)
............. 10,055 76,587
597,763
United States — 17.7%
Agilent Technologies, Inc. ........ 477 65,993
Brookfield Renewable Corp. ...... 10,045 312,111
Danaher Corp. ............... 528 132,882
Schneider Electric SE ........... 2,348 296,920
Thermo Fisher Scientific, Inc. ...... 199 102,280
910,186
Total Long-Term Investments — 98.2%
(Cost: $6,019,646) .............................. 5,058,632
Short-Term Securities
Money Market Funds — 0.6%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.92% ...... 31,460 31,460
SL Liquidity Series, LLC, Money Market
Series, 3.37%
(f)
............. 18 18
Total Short-Term Securities — 0.6%
(Cost: $31,478) ................................ 31,478
Total Investments — 98.8%
(Cost: $6,051,124) .............................. 5,090,110
Other Assets Less Liabilities — 1.2% ................... 62,956
Net Assets — 100.0% .............................. $ 5,153,066
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock International Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 31,460
(a)
$ — $ — $ — $ 31,460 31,460 $ 425 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 8
(a)
— 10 — 18 18 1,287
(b)
—
$ 10 $ — $ 31,478 $ 1,712 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock International Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 213,539 $ — $ 213,539
Brazil ............................................... 369,564 — — 369,564
Canada ............................................. 198,712 — — 198,712
China ............................................... — 55,441 — 55,441
Denmark ............................................. — 467,970 — 467,970
Germany ............................................ — 188,337 — 188,337
India ............................................... — 219,896 — 219,896
Indonesia ............................................ — 596,547 — 596,547
Japan ............................................... — 330,589 — 330,589
Netherlands ........................................... — 103,397 — 103,397
South Africa ........................................... — 68,652 — 68,652
South Korea .......................................... — 226,487 — 226,487
Spain ............................................... — 384,453 — 384,453
Switzerland ........................................... — 127,099 — 127,099
United Kingdom ........................................ — 597,763 — 597,763
United States .......................................... 613,266 296,920 — 910,186
Short-Term Securities
Money Market Funds ...................................... 31,460 — — 31,460
$ 1,213,002 $ 3,877,090 $ — $ 5,090,092
Investments valued at NAV
(a)
...................................... 18
$ —
$ 5,090,110
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Shares
Shares Value
Common Stocks
Brazil — 4.4%
AES Brasil Energia SA .......... 4,409 $ 8,467
Ambev SA .................. 26,883 83,322
B3 SA - Brasil Bolsa Balcao ....... 11,140 32,349
Banco do Brasil SA ............ 5,276 37,863
CCR SA .................... 2,611 6,586
Cielo SA
(a)
.................. 14,755 16,996
CPFL Energia SA .............. 5,160 35,412
Energisa SA ................. 3,149 29,616
Fleury SA ................... 3,570 12,820
Light SA .................... 10,086 11,052
Localiza Rent a Car SA .......... 676 9,218
Lojas Renner SA
(a)
............. 3,658 21,889
M Dias Branco SA
(a)
............ 862 7,263
Natura & Co. Holding SA ......... 4,320 12,486
Petroleo Brasileiro SA, ADR ...... 527 6,066
Transmissora Alianca de Energia
Eletrica SA ................ 2,188 17,011
Ultrapar Participacoes SA ........ 12,882 33,567
381,983
China — 26.9%
3SBio, Inc.
(b)(c)
................ 67,500 47,669
Alibaba Group Holding Ltd.
(a)
...... 23,492 182,648
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 500 9,709
Baidu, Inc., Class A
(a)
........... 4,078 39,096
Bank of Hangzhou Co. Ltd., Class A . 13,472 22,235
Bosideng International Holdings Ltd. . 32,000 13,821
BYD Co. Ltd., Class A ........... 1,566 52,746
BYD Co. Ltd., Class H .......... 2,000 44,806
China Aoyuan Group Ltd.
(a)(d)
...... 42,000 2,534
China Construction Bank Corp., Class
H ...................... 144,000 76,419
China Eastern Airlines Corp. Ltd., Class
A
(a)
..................... 7,300 4,789
China Lesso Group Holdings Ltd. ... 26,000 21,103
China Medical System Holdings Ltd. . 33,000 36,066
China Merchants Bank Co. Ltd., Class
H ...................... 23,000 75,300
China Petroleum & Chemical Corp.,
Class H .................. 38,000 15,060
China Resources Gas Group Ltd. ... 10,700 27,405
China Suntien Green Energy Corp. Ltd.,
Class H .................. 37,000 14,032
China Vanke Co. Ltd., Class A ..... 1,900 3,503
China Vanke Co. Ltd., Class H ..... 7,300 9,369
CMOC Group Ltd., Class H ....... 90,000 28,976
Contemporary Amperex Technology Co.
Ltd., Class A ............... 1,300 66,366
Dongfeng Motor Group Co. Ltd., Class
H ...................... 10,000 4,524
ENN Energy Holdings Ltd. ........ 4,800 47,722
Eve Energy Co. Ltd., Class A ...... 3,500 39,732
Far East Horizon Ltd. ........... 9,000 6,950
Fosun International Ltd. ......... 102,500 62,638
Fuyao Glass Industry Group Co. Ltd.,
Class A .................. 1,300 5,926
Ganfeng Lithium Group Co. Ltd., Class
A ...................... 3,290 35,433
Ganfeng Lithium Group Co. Ltd., Class
H
(b)(c)
.................... 560 3,788
Geely Automobile Holdings Ltd. .... 15,000 16,143
GoerTek , Inc., Class A .......... 3,800 11,222
H World Group Ltd., ADR ........ 193 5,226
Security
Shares
Shares Value
China (continued)
Huatai Securities Co. Ltd., Class H
(b)(c)
31,000 $ 30,357
Industrial & Commercial Bank of China
Ltd., Class H ............... 84,000 36,470
JD.com, Inc., Class A ........... 2,956 53,830
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A ...... 19,004 30,284
KE Holdings, Inc., ADR
(a)
......... 961 9,783
Kingdee International Software Group
Co. Ltd.
(a)
................. 17,000 27,856
Kunlun Energy Co. Ltd. .......... 10,000 5,977
Lenovo Group Ltd. ............. 92,000 73,527
Li Auto, Inc., ADR
(a)
............ 875 11,917
LONGi Green Energy Technology Co.
Ltd., Class A ............... 10,060 66,090
Luxshare Precision Industry Co. Ltd.,
Class A .................. 11,415 44,181
Meituan , Class B
(a)(b)(c)
........... 3,500 56,037
NetEase , Inc. ................ 3,870 42,939
NIO, Inc., ADR
(a)
.............. 1,960 18,953
People's Insurance Co. Group of China
Ltd. (The), Class A ........... 72,700 48,114
People's Insurance Co. Group of China
Ltd. (The), Class H ........... 84,000 23,214
PetroChina Co. Ltd., Class A ...... 9,400 6,126
Pinduoduo , Inc., ADR
(a)
.......... 703 38,545
Ping An Insurance Group Co. of China
Ltd., Class H ............... 9,000 36,030
SF Holding Co. Ltd., Class A ...... 2,505 16,506
Shanghai Pharmaceuticals Holding Co.
Ltd., Class H ............... 32,800 44,453
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A .... 300 13,340
Shimao Group Holdings Ltd.
(a)(d)
.... 16,000 2,264
Sinopharm Group Co. Ltd., Class H . 14,000 26,560
Sinotruk Hong Kong Ltd. ......... 1,500 1,337
Sunny Optical Technology Group Co.
Ltd. ..................... 3,000 25,998
Sunwoda Electronic Co. Ltd., Class A 2,800 8,882
Tencent Holdings Ltd. ........... 8,500 223,353
Tianneng Power International Ltd. ... 10,000 9,622
Tongcheng Travel Holdings Ltd.
(a)(c)
.. 15,600 24,350
Trip.com Group Ltd., ADR
(a)
....... 931 21,069
Vipshop Holdings Ltd., ADR
(a)
...... 2,038 14,205
WuXi AppTec Co. Ltd., Class H
(b)(c)
.. 1,480 11,879
Wuxi Biologics Cayman, Inc.
(a)(b)(c)
... 6,000 26,998
Xiamen Tungsten Co. Ltd., Class A .. 3,218 8,810
Xinjiang Goldwind Science &
Technology Co. Ltd., Class A .... 461 658
Xinjiang Goldwind Science &
Technology Co. Ltd., Class H .... 7,600 6,585
Xinyi Solar Holdings Ltd. ......... 8,000 7,942
Yadea Group Holdings Ltd.
(b)(c)
..... 38,000 58,021
Yum China Holdings, Inc. ........ 560 23,156
ZTE Corp., Class A ............ 13,748 41,664
2,310,838
Colombia — 0.1%
Bancolombia SA, ADR .......... 401 10,173
Greece — 0.8%
OPAP SA ................... 5,506 67,466
India — 14.1%
Adani Green Energy Ltd.
(a)
........ 901 22,909
Adani Total Gas Ltd. ............ 702 30,552
Asian Paints Ltd. .............. 2,144 80,707
AU Small Finance Bank Ltd.
(b)(c)
.... 4,999 35,611

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
India (continued)
Axis Bank Ltd. ................ 4,698 $ 51,520
Bajaj Finance Ltd. ............. 674 58,261
Berger Paints India Ltd. ......... 2,440 17,302
Havells India Ltd. .............. 2,847 41,889
Housing Development Finance Corp.
Ltd. ..................... 1,822 54,475
ICICI Bank Ltd. ............... 5,564 61,178
Infosys Ltd. .................. 5,858 109,182
Infosys Ltd., ADR .............. 2,561 47,967
Kotak Mahindra Bank Ltd. ........ 2,234 51,438
Mahindra & Mahindra Financial
Services Ltd. ............... 5,482 13,391
Mahindra & Mahindra Ltd. ........ 5,031 82,111
Marico Ltd. .................. 11,021 69,919
Nestle India Ltd. .............. 326 80,277
Piramal Enterprises Ltd. ......... 1,890 19,423
Reliance Industries Ltd. ......... 3,567 110,066
Tata Consultancy Services Ltd. .... 3,101 119,675
TVS Motor Co. Ltd. ............ 916 12,695
UPL Ltd. .................... 5,093 44,962
1,215,510
Indonesia — 2.6%
Bank Central Asia Tbk . PT ........ 198,100 111,981
Bank Negara Indonesia Persero Tbk .
PT ..................... 33,300 20,078
Kalbe Farma Tbk . PT ........... 398,000 52,340
Perusahaan Gas Negara Tbk . PT ... 158,600 20,096
Sumber Alfaria Trijaya Tbk . PT ..... 63,200 11,420
Unilever Indonesia Tbk . PT ....... 35,600 10,591
226,506
Kuwait — 0.1%
Kuwait Finance House KSCP ...... 1,912 5,000
Malaysia — 3.2%
Axiata Group Bhd. ............. 63,100 37,974
CIMB Group Holdings Bhd. ....... 54,200 63,313
Maxis Bhd. .................. 11,500 9,361
Petronas Dagangan Bhd. ........ 13,400 61,445
Public Bank Bhd. .............. 6,700 6,336
RHB Bank Bhd. ............... 32,100 38,873
Sime Darby Bhd. .............. 115,400 54,948
272,250
Mexico — 2.7%
Coca-Cola Femsa SAB de CV ..... 10,115 63,621
Coca-Cola Femsa SAB de CV, ADR . 330 20,721
Fomento Economico Mexicano SAB de
CV ..................... 5,684 40,778
Fomento Economico Mexicano SAB de
CV, ADR ................. 160 11,459
Grupo Financiero Banorte SAB de CV,
Class O .................. 9,484 77,205
Wal-Mart de Mexico SAB de CV .... 5,188 20,042
233,826
Philippines — 0.1%
GT Capital Holdings, Inc. ........ 1,430 10,225
Qatar — 0.8%
Commercial Bank PSQC (The) ..... 2,766 4,736
Industries Qatar QSC ........... 2,125 9,112
Masraf Al Rayan QSC ........... 5,545 5,787
Qatar Islamic Bank SAQ ......... 1,752 11,613
Qatar National Bank QPSC ....... 6,851 37,159
68,407
Security
Shares
Shares Value
Romania — 0.3%
NEPI Rockcastle NV ........... 4,809 $ 24,171
Russia — 0.0%
(d)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC, GDR
(a)
......... 27 1
1
Saudi Arabia — 4.8%
Al Rajhi Bank
(a)
............... 3,166 71,792
Alinma Bank ................. 705 7,033
Bank AlBilad
(a)
................ 846 11,425
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 20,932
Sahara International Petrochemical Co. 357 3,843
Saudi Arabian Mining Co.
(a)
....... 508 11,307
Saudi Arabian Oil Co.
(b)(c)
......... 6,983 64,806
Saudi Basic Industries Corp. ...... 3,958 92,936
Savola Group (The) ............ 7,923 61,728
Seera Group Holding
(a)
.......... 12,625 64,080
409,882
South Africa — 5.4%
Anglo American Platinum Ltd. ..... 883 70,310
Anglo American plc ............ 2,112 63,731
Aspen Pharmacare Holdings Ltd. ... 1,555 12,791
Bidvest Group Ltd. (The) ......... 2,031 23,494
Foschini Group Ltd. (The) ........ 1,853 11,585
Gold Fields Ltd. ............... 4,309 34,519
Growthpoint Properties Ltd. ....... 7,725 5,446
Impala Platinum Holdings Ltd. ..... 651 6,665
Kumba Iron Ore Ltd. ............ 1,666 31,342
Life Healthcare Group Holdings Ltd. . 10,317 11,093
Naspers Ltd., Class N ........... 188 19,379
Nedbank Group Ltd. ............ 3,952 46,808
Old Mutual Ltd. ............... 74,891 42,510
Sanlam Ltd. ................. 3,038 8,856
Vodacom Group Ltd. ........... 9,776 66,589
Woolworths Holdings Ltd. ........ 1,412 4,842
459,960
South Korea — 9.0%
Amorepacific Group ............ 798 13,817
CJ Logistics Corp.
(a)
............ 237 14,596
Coway Co. Ltd. ............... 252 9,772
Hanwha Solutions Corp.
(a)
........ 645 21,316
KB Financial Group, Inc. ......... 2,618 88,093
KB Financial Group, Inc., ADR ..... 1,988 66,678
NAVER Corp. ................ 472 55,988
POSCO Holdings, Inc. .......... 516 89,934
POSCO Holdings, Inc., ADR ...... 7 304
Samsung C&T Corp. ........... 301 24,986
Samsung Electronics Co. Ltd. ..... 7,270 302,576
Shinhan Financial Group Co. Ltd. ... 822 20,892
SK Innovation Co. Ltd.
(a)
......... 207 25,065
SK, Inc. .................... 195 29,221
Woori Financial Group, Inc. ....... 1,401 11,561
774,799
Taiwan — 13.6%
Accton Technology Corp. ........ 3,000 22,560
Acer, Inc. ................... 42,000 28,738
ASE Technology Holding Co. Ltd. ... 20,000 49,383
Cathay Financial Holding Co. Ltd. ... 61,000 71,389
Chailease Holding Co. Ltd. ....... 6,300 29,060
CTBC Financial Holding Co. Ltd. ... 103,000 65,069

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Taiwan (continued)
Delta Electronics, Inc. ........... 10,000 $ 79,568
E.Sun Financial Holding Co. Ltd. ... 44,000 31,621
Eva Airways Corp. ............. 18,000 12,998
First Financial Holding Co. Ltd. ..... 96,720 74,194
Fubon Financial Holding Co. Ltd. ... 7,000 11,057
Hon Hai Precision Industry Co. Ltd. .. 8,000 25,409
MediaTek , Inc. ................ 5,000 91,141
Shanghai Commercial & Savings Bank
Ltd. (The) ................. 8,000 11,514
Taishin Financial Holding Co. Ltd. ... 21,000 8,618
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 1,660 1,286
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 37,000 444,822
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 1,015 62,473
United Microelectronics Corp.
(a)
.... 4,000 4,810
Voltronic Power Technology Corp. ... 1,000 40,544
Wistron Corp. ................ 8,000 6,459
1,172,713
Thailand — 3.4%
Bangchak Corp. PCL, NVDR ...... 50,100 40,263
Bangkok Dusit Medical Services PCL,
NVDR ................... 101,500 78,779
Delta Electronics Thailand PCL, NVDR 1,300 19,878
Energy Absolute PCL, NVDR ...... 3,800 9,674
Home Product Center PCL, NVDR .. 176,500 67,825
PTT Exploration & Production PCL,
NVDR ................... 9,500 45,422
PTT PCL, NVDR .............. 35,900 33,974
295,815
Turkey — 0.5%
(a)
Migros Ticaret A/S ............. 3,697 24,032
Turk Hava Yollari AO ........... 2,970 16,165
40,197
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC . 2,410 6,204
Abu Dhabi Islamic Bank PJSC ..... 2,039 5,276
Aldar Properties PJSC .......... 5,454 6,415
Emirates NBD Bank PJSC ........ 3,524 12,725
Emirates Telecommunications Group
Co. PJSC ................. 611 4,294
First Abu Dhabi Bank PJSC ....... 4,564 22,257
57,171
Total Common Stocks — 93.5%
(Cost: $9,976,935) .............................. 8,036,893
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 3.0%
Brazil — 3.0%
Banco Bradesco SA (Preference) ... 12,049 $ 46,232
Centrais Eletricas Brasileiras SA
(Preference) ............... 1,455 15,070
Cia Energetica de Minas Gerais
(Preference) ............... 23,450 51,571
Cia Paranaense de Energia
(Preference) ............... 3,380 4,848
Gerdau SA (Preference) ......... 1,196 5,967
Itau Unibanco Holding SA (Preference) 8,501 49,931
Petroleo Brasileiro SA (Preference) .. 14,311 82,561
256,180
Total Preferred Securities — 3.0%
(Cost: $245,256) ................................ 256,180
Rights
Brazil — 0.0%
Fleury SA (Expires 11/21/22, Strike
Price BRL 17.27)
(a)
........... 382 96
Taiwan — 0.0%
Shanghai Commercial (Expires
12/08/22, Strike Price TWD 37.00)
(a)
586 171
Total Rights — 0.0%
(Cost: $0) .................................... 267
Total Long-Term Investments — 96.5%
(Cost: $10,222,191) .............................. 8,293,340
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.92%
(e)(f)
.... 274,545 274,545
Total Short-Term Securities — 3.2%
(Cost: $274,545) ................................ 274,545
Total Investments — 99.7%
(Cost: $10,496,736) .............................. 8,567,885
Other Assets Less Liabilities — 0.3% ................... 28,654
Net Assets — 100.0% .............................. $ 8,596,539
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 301,820 $ — $ (27,275)
(a)
$ — $ — $ 274,545 274,545 $ 2,530 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 8,928 — (8,928)
(a)
— — — — 176
(c)
—
iShares MSCI Saudi Arabia ETF
(b)
413,416 43,996 (394,809) 77,691 (140,294) — — 2,998 —
$ 77,691 $ (140,294) $ 274,545 $ 5,704 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 7 12/16/22 $ 299 $ (25,488)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 25,488 $ — $ — $ — $ 25,488
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (45,541) $ — $ — $ — $ (45,541)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (13,235) $ — $ — $ — $ (13,235)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 324,118

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 381,983 $ — $ — $ 381,983
China ............................................... 142,854 2,163,186 4,798 2,310,838
Colombia ............................................ 10,173 — — 10,173
Greece .............................................. — 67,466 — 67,466
India ............................................... 47,967 1,167,543 — 1,215,510
Indonesia ............................................ — 226,506 — 226,506
Kuwait .............................................. — 5,000 — 5,000
Malaysia ............................................. 61,445 210,805 — 272,250
Mexico .............................................. 233,826 — — 233,826
Philippines ........................................... — 10,225 — 10,225
Qatar ............................................... — 68,407 — 68,407
Romania ............................................. — 24,171 — 24,171
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 409,882 — 409,882
South Africa ........................................... 86,841 373,119 — 459,960
South Korea .......................................... 66,982 707,817 — 774,799
Taiwan .............................................. 62,473 1,110,240 — 1,172,713
Thailand ............................................. — 295,815 — 295,815
Turkey .............................................. 24,032 16,165 — 40,197
United Arab Emirates .................................... — 57,171 — 57,171
Preferred Securities ....................................... 256,180 — — 256,180
Rights
Brazil ............................................... 96 — — 96
Taiwan .............................................. — 171 — 171
Short-Term Securities
Money Market Funds ...................................... 274,545 — — 274,545
$ 1,649,397 $ 6,913,689 $ 4,799 $ 8,567,885
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (25,488) $ — $ — $ (25,488)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 8.4%
Allkem Ltd.
(a)
................. 787 $ 7,272
Aristocrat Leisure Ltd. ........... 3,308 78,519
Australia & New Zealand Banking
Group Ltd. ................ 4,886 80,051
BHP Group Ltd. ............... 5,295 127,187
Commonwealth Bank of Australia ... 412 27,623
CSR Ltd. ................... 856 2,536
Downer EDI Ltd. .............. 412 1,184
Flight Centre Travel Group Ltd.
(a)
... 1,232 13,113
Glencore plc ................. 8,171 46,845
GPT Group (The)
(b)
............. 1,807 4,994
Harvey Norman Holdings Ltd. ..... 457 1,216
Macquarie Group Ltd. ........... 876 95,031
Medibank Pvt Ltd. ............. 4,730 8,517
Mineral Resources Ltd. .......... 53 2,485
National Australia Bank Ltd. ....... 3,754 77,978
Pilbara Minerals Ltd.
(a)
.......... 763 2,480
Pro Medicus Ltd. .............. 34 1,211
QBE Insurance Group Ltd. ....... 92 721
Ramsay Health Care Ltd. ........ 99 3,713
REA Group Ltd. ............... 379 29,375
Rio Tinto plc ................. 306 15,992
SEEK Ltd. .................. 137 1,886
Sonic Healthcare Ltd. ........... 267 5,590
South32 Ltd. ................. 6,451 14,800
Stockland
(b)
.................. 26,485 61,024
Telstra Group Ltd. ............. 11,846 29,703
Treasury Wine Estates Ltd. ....... 61 505
Westpac Banking Corp. ......... 4,756 73,437
WiseTech Global Ltd. ........... 54 1,997
Woodside Energy Group Ltd. ...... 80 1,849
Worley Ltd. .................. 2,214 20,223
839,057
Austria — 0.6%
ams -OSRAM AG
(a)
............. 126 713
ANDRITZ AG ................ 1,120 52,054
Erste Group Bank AG ........... 258 6,358
59,125
Belgium — 1.5%
Ackermans & van Haaren NV ..... 343 47,787
Ageas SA ................... 42 1,454
Anheuser-Busch InBev SA/NV ..... 2,013 100,691
Galapagos NV
(a)
.............. 64 2,919
152,851
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 19,000 59,039
Wilmar International Ltd. ......... 100 274
59,313
Denmark — 3.5%
AP Moller - Maersk A/S, Class A .... 3 6,002
AP Moller - Maersk A/S, Class B .... 6 12,535
Carlsberg A/S, Class B .......... 72 8,478
Demant A/S
(a)
................ 230 6,281
DSV A/S .................... 95 12,837
Genmab A/S
(a)
................ 63 24,268
H Lundbeck A/S ............... 1,148 4,295
Novo Nordisk A/S, Class B ....... 1,720 187,018
Novozymes A/S, Class B ......... 1,403 73,644
Pandora A/S ................. 35 1,841
Security
Shares
Shares Value
Denmark (continued)
Tryg A/S .................... 642 $ 13,886
351,085
Finland — 0.8%
Kone OYJ, Class B ............ 71 2,907
Nokia OYJ .................. 6,112 27,161
Nordea Bank Abp ............. 2,448 23,385
Sampo OYJ, Class A ........... 279 12,758
Valmet OYJ ................. 131 2,980
Wartsila OYJ Abp .............. 956 6,517
75,708
France — 10.4%
Airbus SE ................... 26 2,813
ALD SA
(c)(d)(e)
................. 566 6,039
BioMerieux .................. 6 531
BNP Paribas SA .............. 1,851 86,801
Capgemini SE ................ 9 1,475
Cie Generale des Etablissements
Michelin SCA .............. 383 9,760
Dassault Systemes SE .......... 1,950 65,362
Engie SA ................... 4,422 57,457
Faurecia SE
(a)
................ 132 1,971
Gecina SA .................. 37 3,299
Hermes International ........... 73 94,490
Ipsen SA ................... 64 6,577
Kering SA ................... 98 44,880
Klepierre SA
(a)
................ 559 11,235
La Francaise des Jeux SAEM
(d)(e)
... 115 3,748
Legrand SA ................. 14 1,067
L'Oreal SA .................. 349 109,587
LVMH Moet Hennessy Louis Vuitton SE 259 163,428
Orange SA .................. 922 8,785
Pernod Ricard SA ............. 513 90,037
Publicis Groupe SA ............ 49 2,744
Remy Cointreau SA ............ 9 1,376
Renault SA
(a)
................. 291 8,960
Rexel SA ................... 897 16,007
Safran SA ................... 232 25,838
Sanofi ..................... 1,399 120,395
Societe Generale SA ........... 1,466 33,626
Teleperformance .............. 36 9,645
Thales SA ................... 8 1,017
TotalEnergies SE .............. 779 42,497
Vinci SA .................... 131 12,057
1,043,504
Germany — 8.1%
1&1 AG .................... 119 1,568
adidas AG .................. 111 10,835
Aurubis AG .................. 135 8,519
Bayer AG (Registered) .......... 715 37,595
Bayerische Motoren Werke AG .... 779 61,145
Carl Zeiss Meditec AG .......... 41 4,963
Deutsche Bank AG (Registered) .... 2,877 27,423
Deutsche Boerse AG ........... 141 22,929
Deutsche Post AG (Registered) .... 2,274 80,385
Deutsche Telekom AG (Registered) . 3,302 62,327
Evonik Industries AG ........... 679 12,508
Hochtief AG ................. 115 6,109
Infineon Technologies AG ........ 1,639 39,771
LANXESS AG ................ 379 12,817
Mercedes-Benz Group AG ........ 1,089 63,033
MTU Aero Engines AG .......... 8 1,432
Nemetschek SE ............... 444 21,169
Puma SE ................... 41 1,813

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Germany (continued)
SAP SE .................... 1,444 $ 138,989
Scout24 SE
(d)(e)
............... 281 14,400
Siemens AG (Registered) ........ 1,207 131,815
Talanx AG ................... 52 1,953
Volkswagen AG ............... 54 9,230
Wacker Chemie AG ............ 286 33,298
806,026
Hong Kong — 1.8%
AIA Group Ltd. ............... 15,600 118,167
Kerry Properties Ltd. ........... 2,000 3,164
New World Development Co. Ltd. ... 5,000 10,227
PCCW Ltd. .................. 2,000 764
Prudential plc ................ 1,015 9,429
Sun Hung Kai Properties Ltd. ...... 2,500 26,866
Swire Properties Ltd. ........... 8,400 16,144
184,761
Ireland — 0.2%
Kerry Group plc, Class A ......... 136 11,812
Kingspan Group plc ............ 162 8,168
19,980
Israel — 0.8%
Alony Hetz Properties & Investments
Ltd. ..................... 573 6,721
Bank Hapoalim BM ............ 599 5,774
Bezeq The Israeli Telecommunication
Corp. Ltd. ................. 27,508 48,695
Harel Insurance Investments &
Financial Services Ltd. ........ 46 443
ICL Group Ltd. ................ 1,494 13,472
Nice Ltd.
(a)
.................. 8 1,508
76,613
Italy — 2.2%
Assicurazioni Generali SpA ....... 830 12,456
Banca Mediolanum SpA ......... 2,006 15,009
Davide Campari-Milano NV ....... 39 350
Enel SpA ................... 9,592 42,851
Eni SpA .................... 2,845 37,365
Intesa Sanpaolo SpA ........... 3,104 5,918
Mediobanca Banca di Credito
Finanziario SpA ............. 2,287 20,719
Pirelli & C SpA
(d)(e)
............. 1,116 4,210
Poste Italiane SpA
(d)(e)
........... 2,277 19,842
Reply SpA .................. 103 11,204
Snam SpA .................. 753 3,348
Terna - Rete Elettrica Nazionale .... 3,301 21,891
UniCredit SpA ................ 1,636 20,289
215,452
Japan — 20.9%
Advantest Corp. ............... 100 5,264
Alfresa Holdings Corp. .......... 3,200 36,841
Amada Co. Ltd. ............... 8,700 61,192
Astellas Pharma, Inc. ........... 3,000 41,395
Benesse Holdings, Inc. .......... 2,000 29,505
Central Japan Railway Co. ....... 100 11,578
Cosmos Pharmaceutical Corp. ..... 100 9,672
Dai-ichi Life Holdings, Inc. ........ 2,100 33,354
Daiwa House Industry Co. Ltd. ..... 900 18,133
DeNA Co. Ltd. ................ 100 1,304
Disco Corp. .................. 100 23,918
DMG Mori Co. Ltd. ............. 900 10,415
Ebara Corp. ................. 500 16,246
EXEO Group, Inc. ............. 700 10,256
Security
Shares
Shares Value
Japan (continued)
FANUC Corp. ................ 100 $ 13,085
Fast Retailing Co. Ltd. .......... 100 55,714
Fuji Media Holdings, Inc. ......... 4,300 29,907
FUJIFILM Holdings Corp. ........ 1,200 54,900
Fujitsu Ltd. .................. 300 34,518
Hakuhodo DY Holdings, Inc. ...... 100 843
Honda Motor Co. Ltd. ........... 4,000 91,210
Horiba Ltd. .................. 200 8,206
Inpex Corp. .................. 2,600 26,240
ITOCHU Corp. ............... 3,000 77,534
Itochu Techno-Solutions Corp. ..... 100 2,318
J Front Retailing Co. Ltd. ......... 200 1,617
Japan Post Bank Co. Ltd. ........ 600 3,998
Kajima Corp. ................. 1,400 13,178
Kamigumi Co. Ltd. ............. 100 1,902
Kandenko Co. Ltd. ............. 900 5,059
KDDI Corp. .................. 3,300 97,538
Lawson, Inc. ................. 1,000 31,947
Marubeni Corp. ............... 200 1,751
Medipal Holdings Corp. .......... 900 11,158
Mitsubishi Corp. ............... 3,200 86,684
Mitsubishi Estate Co. Ltd. ........ 2,900 36,468
Mitsubishi Gas Chemical Co., Inc. .. 400 5,083
Mitsubishi Heavy Industries Ltd. .... 200 6,889
Mitsui & Co. Ltd. .............. 1,900 42,045
Mitsui Fudosan Co. Ltd. ......... 3,500 67,019
MS&AD Insurance Group Holdings, Inc. 100 2,648
NEC Corp. .................. 600 19,861
NEC Networks & System Integration
Corp. .................... 100 1,072
Nikon Corp. ................. 200 1,934
Nintendo Co. Ltd. .............. 700 28,419
Nippon Telegraph & Telephone Corp. 2,200 60,678
Nitto Denko Corp. ............. 900 47,417
Nomura Research Institute Ltd. .... 200 4,426
Obayashi Corp. ............... 400 2,567
Odakyu Electric Railway Co. Ltd. ... 100 1,189
Omron Corp. ................. 1,200 55,966
Otsuka Corp. ................ 500 15,746
Pola Orbis Holdings, Inc. ......... 1,200 13,254
Recruit Holdings Co. Ltd. ........ 1,900 58,465
Ricoh Co. Ltd. ................ 4,000 29,311
Sankyu, Inc. ................. 100 2,982
Santen Pharmaceutical Co. Ltd. .... 3,600 24,635
SCSK Corp. ................. 200 2,951
Sega Sammy Holdings, Inc. ....... 1,700 21,745
SG Holdings Co. Ltd. ........... 400 5,300
Shimizu Corp. ................ 5,700 28,443
SoftBank Corp. ............... 2,100 20,715
SoftBank Group Corp. .......... 900 38,634
Sohgo Security Services Co. Ltd. ... 100 2,493
Sony Group Corp. ............. 300 20,230
Sumitomo Chemical Co. Ltd. ...... 17,000 57,243
Sysmex Corp. ................ 100 5,382
T&D Holdings, Inc. ............. 3,300 32,638
Takeda Pharmaceutical Co. Ltd. .... 3,600 95,072
TBS Holdings, Inc. ............. 900 9,323
TDK Corp. .................. 100 3,124
Toda Corp. .................. 100 500
Tokio Marine Holdings, Inc. ....... 2,900 52,505
Tokyo Electron Ltd. ............ 100 26,310
Toshiba Corp. ................ 300 10,410
Toyota Industries Corp. .......... 700 36,061
Toyota Motor Corp. ............ 4,200 58,273
Tsuruha Holdings, Inc. .......... 900 52,286

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Japan (continued)
Yamada Holdings Co. Ltd. ........ 1,700 $ 5,478
Yaskawa Electric Corp. .......... 400 11,076
ZOZO, Inc. .................. 500 10,609
2,093,255
Luxembourg — 0.2%
APERAM SA ................. 68 1,775
ArcelorMittal SA ............... 590 13,189
14,964
Netherlands — 5.8%
ABN AMRO Bank NV, CVA
(d)(e)
..... 157 1,543
Adyen NV
(a)(d)(e)
............... 5 7,138
Aegon NV ................... 4,144 19,183
Argenx SE
(a)
................. 28 10,871
ASML Holding NV ............. 309 144,948
ASR Nederland NV ............ 487 21,444
Heineken NV ................ 189 15,788
IMCD NV ................... 29 3,761
Koninklijke DSM NV ............ 228 26,820
Koninklijke Philips NV ........... 5,512 69,919
Koninklijke Vopak NV ........... 270 5,517
Randstad NV ................ 16 798
Shell plc .................... 6,856 189,922
Wolters Kluwer NV ............. 635 67,474
585,126
New Zealand — 0.6%
Contact Energy Ltd. ............ 6,249 27,410
Mercury NZ Ltd. ............... 236 798
Meridian Energy Ltd. ........... 10,552 29,911
58,119
Norway — 1.2%
Aker BP ASA ................. 661 20,998
DNB Bank ASA ............... 2,742 48,497
Equinor ASA ................. 1,034 37,672
Mowi ASA ................... 520 7,761
Nordic Semiconductor ASA
(a)
...... 357 5,040
Norsk Hydro ASA .............. 484 3,072
TOMRA Systems ASA .......... 117 1,890
124,930
Singapore — 0.8%
ComfortDelGro Corp. Ltd. ........ 4,400 3,950
Mapletree Industrial Trust ........ 1,500 2,332
Oversea-Chinese Banking Corp. Ltd. 2,400 20,602
Singapore Telecommunications Ltd. . 6,700 11,797
STMicroelectronics NV .......... 867 26,959
United Overseas Bank Ltd. ....... 900 17,657
83,297
South Africa — 0.2%
Anglo American plc ............ 684 20,489
Spain — 1.5%
Acciona SA .................. 332 59,780
Aena SME SA
(a)(d)(e)
............ 15 1,763
Banco Bilbao Vizcaya Argentaria SA . 11,486 59,254
Banco Santander SA ........... 6,661 17,275
Grifols SA
(a)
.................. 126 1,072
Iberdrola SA ................. 75 763
Industria de Diseno Textil SA ...... 566 12,847
Telefonica SA ................ 409 1,410
154,164
Security
Shares
Shares Value
Sweden — 3.0%
Boliden AB .................. 517 $ 15,035
EQT AB .................... 30 590
H & M Hennes & Mauritz AB, Class B 227 2,286
Industrivarden AB, Class A ....... 449 10,169
Industrivarden AB, Class C ....... 2,058 46,213
Investor AB, Class A ............ 1,955 33,245
Investor AB, Class B ............ 5,618 91,689
Kinnevik AB, Class B
(a)
.......... 42 519
Saab AB, Class B ............. 1,157 40,881
Sweco AB, Class B ............ 134 1,007
Tele2 AB, Class B ............. 3,018 24,736
Telefonaktiebolaget LM Ericsson, Class
B ...................... 2,216 12,320
Telia Co. AB ................. 838 2,220
Trelleborg AB, Class B .......... 515 11,340
Volvo AB, Class B ............. 252 4,124
296,374
Switzerland — 5.8%
ABB Ltd. (Registered) ........... 2,639 73,286
Alcon, Inc. .................. 649 39,515
Belimo Holding AG (Registered) .... 8 3,258
Chocoladefabriken Lindt & Spruengli
AG ..................... 2 19,194
Givaudan SA (Registered) ........ 27 80,647
Helvetia Holding AG (Registered) ... 48 4,766
Novartis AG (Registered) ........ 2,428 196,403
Sika AG (Registered) ........... 119 26,832
Sonova Holding AG (Registered) ... 24 5,673
Swatch Group AG (The) ......... 78 17,527
Swiss Life Holding AG (Registered) .. 48 23,243
Temenos AG (Registered) ........ 655 39,011
UBS Group AG (Registered) ...... 3,372 53,460
582,815
United Kingdom — 10.1%
3i Group plc ................. 164 2,184
Associated British Foods plc ...... 1,414 21,916
AstraZeneca plc .............. 1,316 154,409
Auto Trader Group plc
(d)(e)
........ 1,647 9,859
Aviva plc ................... 988 4,739
Barclays plc ................. 4,946 8,405
Barratt Developments plc ........ 948 4,089
Bellway plc .................. 184 3,913
BP plc ..................... 17,955 99,338
British Land Co. plc (The) ........ 1,408 5,906
Centrica plc ................. 18,592 16,337
Compass Group plc ............ 1,470 30,961
Croda International plc .......... 56 4,338
Dechra Pharmaceuticals plc ...... 55 1,653
Diageo plc .................. 3,118 128,314
Direct Line Insurance Group plc .... 576 1,331
Drax Group plc ............... 2,390 14,272
Experian plc ................. 1,330 42,407
Greggs plc .................. 802 18,592
Haleon plc
(a)
................. 1,395 4,278
Halma plc ................... 51 1,237
HSBC Holdings plc ............ 10,983 56,365
Intermediate Capital Group plc ..... 76 926
Intertek Group plc ............. 609 25,513
J Sainsbury plc ............... 8,637 19,253
Johnson Matthey plc ........... 138 3,063
Kingfisher plc ................ 4,590 11,532
Lloyds Banking Group plc ........ 105,991 50,904
Marks & Spencer Group plc
(a)
...... 2,251 2,726
NatWest Group plc ............. 2,224 5,990

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
United Kingdom (continued)
RELX plc ................... 2,902 $ 77,949
Rightmove plc ................ 1,217 6,853
Segro plc ................... 661 5,949
Smiths Group plc .............. 1,060 18,987
Spirax-Sarco Engineering plc ...... 6 739
SSE plc .................... 1,279 22,857
Standard Chartered plc .......... 763 4,559
Travis Perkins plc ............. 604 5,693
Tritax Big Box REIT plc .......... 312 502
Unilever plc .................. 1,859 84,621
WPP plc .................... 3,067 26,990
1,010,449
United States — 8.1%
CSL Ltd. .................... 340 60,865
Ferguson plc ................. 552 60,201
GSK plc .................... 6,501 106,494
James Hardie Industries plc, CDI ... 752 16,418
Nestle SA (Registered) .......... 2,718 295,878
Roche Holding AG ............. 397 133,650
Schneider Electric SE ........... 895 113,179
Signify NV
(d)(e)
................ 462 12,800
Sims Ltd. ................... 156 1,220
Stellantis NV ................. 548 7,393
808,098
Total Common Stocks — 97.1%
(Cost: $10,505,913) .............................. 9,715,555
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.6%
Germany — 0.6%
Fuchs Petrolub SE (Preference) .... 80 $ 2,291
Volkswagen AG (Preference) ...... 471 60,289
62,580
Total Preferred Securities — 0.6%
(Cost: $66,791) ................................ 62,580
Total Long-Term Investments — 97.7%
(Cost: $10,572,704) .............................. 9,778,135
Short-Term Securities
Money Market Funds — 2.0%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.92% ...... 198,061 198,061
SL Liquidity Series, LLC, Money Market
Series, 3.37%
(h)
............. 4,506 4,503
Total Short-Term Securities — 2.0%
(Cost: $202,567) ................................ 202,564
Total Investments — 99.7%
(Cost: $10,775,271) .............................. 9,980,699
Other Assets Less Liabilities — 0.3% ................... 29,949
Net Assets — 100.0% .............................. $ 10,010,648
(a)
Non-income producing security.
(b)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 235,086 $ — $ (37,025)
(a)
$ — $ — $ 198,061 198,061 $ 1,709 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 4,506
(a)
— — (3) 4,503 4,506 24
(b)
—
$ — $ (3) $ 202,564 $ 1,733 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 2 12/16/22 $ 176 $ 3,065
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,065 $ — $ — $ — $ 3,065
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (32,272) $ — $ — $ — $ (32,272)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 7,275 $ — $ — $ — $ 7,275
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 185,400

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Advantage International Equity Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 29,703 $ 809,354 $ — $ 839,057
Austria .............................................. — 59,125 — 59,125
Belgium ............................................. — 152,851 — 152,851
China ............................................... — 59,313 — 59,313
Denmark ............................................. — 351,085 — 351,085
Finland .............................................. — 75,708 — 75,708
France .............................................. — 1,043,504 — 1,043,504
Germany ............................................ — 806,026 — 806,026
Hong Kong ........................................... — 184,761 — 184,761
Ireland .............................................. — 19,980 — 19,980
Israel ............................................... — 76,613 — 76,613
Italy ................................................ — 215,452 — 215,452
Japan ............................................... — 2,093,255 — 2,093,255
Luxembourg .......................................... — 14,964 — 14,964
Netherlands ........................................... — 585,126 — 585,126
New Zealand .......................................... — 58,119 — 58,119
Norway .............................................. — 124,930 — 124,930
Singapore ............................................ — 83,297 — 83,297
South Africa ........................................... — 20,489 — 20,489
Spain ............................................... — 154,164 — 154,164
Sweden ............................................. — 296,374 — 296,374
Switzerland ........................................... — 582,815 — 582,815
United Kingdom ........................................ — 1,010,449 — 1,010,449
United States .......................................... — 808,098 — 808,098
Preferred Securities ....................................... — 62,580 — 62,580
Short-Term Securities
Money Market Funds ...................................... 198,061 — — 198,061
$ 227,764 $ 9,748,432 $ — $ 9,976,196
Investments valued at NAV
(a)
...................................... 4,503
$ —
$ 9,980,699
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 3,065 $ — $ — $ 3,065
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 7.11%,
01/10/39
(a)(b)(c)
................... USD 194 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $189,887) ................................ —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.9%
Airbus SE ........................ 16,930 1,831,890
BAE Systems plc ................... 88,199 824,976
Boeing Co. (The)
(d)
.................. 20,291 2,891,670
Dassault Aviation SA ................ 3,612 536,449
General Dynamics Corp. .............. 13,020 3,252,396
HEICO Corp. ..................... 3,263 530,694
HEICO Corp., Class A ................ 2,866 364,842
Huntington Ingalls Industries, Inc. ........ 3,561 915,426
Kongsberg Gruppen ASA ............. 15,544 557,414
L3Harris Technologies, Inc. ............ 9,927 2,446,708
Lockheed Martin Corp. ............... 10,530 5,124,740
MTU Aero Engines AG ............... 1,284 229,783
Northrop Grumman Corp. ............. 6,784 3,724,484
Raytheon Technologies Corp. .......... 61,026 5,786,485
Rheinmetall AG .................... 1,468 238,626
Safran SA ........................ 10,263 1,142,990
Textron, Inc. ...................... 13,120 897,933
Thales SA ........................ 1,721 218,877
TransDigm Group, Inc. ............... 2,167 1,247,672
32,764,055
Air Freight & Logistics — 0.0%
Deutsche Post AG (Registered) ......... 9,341 330,203
Airlines — 0.0%
(d)
Alaska Air Group, Inc. ................ 3,127 139,026
American Airlines Group, Inc. ........... 16,088 228,128
United Airlines Holdings, Inc. ........... 8,043 346,493
713,647
Auto Components — 0.1%
Aptiv plc
(d)
........................ 13,157 1,198,208
Cie Generale des Etablissements Michelin SCA 18,988 483,891
Denso Corp. ...................... 8,300 411,812
2,093,911
Automobiles — 2.5%
Bayerische Motoren Werke AG ......... 18,831 1,478,082
Ferrari NV ....................... 6,955 1,371,098
Ford Motor Co. .................... 185,423 2,479,105
General Motors Co. ................. 75,288 2,955,054
Honda Motor Co. Ltd. ................ 36,200 825,450
Isuzu Motors Ltd. ................... 18,400 216,378
Lucid Group, Inc.
(d)(e)
................. 82,286 1,175,867
Mercedes-Benz Group AG ............. 32,246 1,866,449
Renault SA
(d)
...................... 7,354 226,424
Rivian Automotive, Inc., Class A
(d)
........ 34,771 1,215,942
Stellantis NV ...................... 106,531 1,437,271
Subaru Corp. ..................... 15,100 236,026
Suzuki Motor Corp. ................. 10,700 361,765
Tesla, Inc.
(d)
....................... 98,010 22,301,195
Toyota Motor Corp. ................. 280,100 3,886,279
42,032,385
Security
Shares
Shares Value
Banks — 3.2%
Australia & New Zealand Banking Group Ltd. 72,743 $ 1,191,802
Banco Bilbao Vizcaya Argentaria SA ...... 125,267 646,227
Banco Santander SA ................ 230,081 596,710
Bank Hapoalim BM ................. 17,175 165,554
Bank Leumi Le-Israel BM ............. 27,963 266,760
Bank of America Corp. ............... 178,666 6,439,123
Barclays plc ...................... 375,651 638,326
BNP Paribas SA ................... 22,814 1,069,838
BOC Hong Kong Holdings Ltd. .......... 77,500 240,816
CaixaBank SA ..................... 43,762 145,117
Citigroup, Inc. ..................... 44,724 2,051,043
Citizens Financial Group, Inc. .......... 7,859 321,433
Comerica, Inc. ..................... 3,246 228,843
Commonwealth Bank of Australia ........ 41,296 2,768,764
Credit Agricole SA .................. 20,510 186,101
Danske Bank A/S ................... 11,276 181,893
DBS Group Holdings Ltd. ............. 55,600 1,344,203
DNB Bank ASA .................... 110,075 1,946,883
Fifth Third Bancorp ................. 12,370 441,485
FinecoBank Banca Fineco SpA ......... 25,581 344,719
First Republic Bank ................. 3,489 419,029
Hang Seng Bank Ltd. ................ 20,900 294,226
HSBC Holdings plc ................. 468,826 2,406,040
Huntington Bancshares, Inc. ........... 31,157 472,963
ING Groep NV ..................... 74,973 737,704
Intesa Sanpaolo SpA ................ 279,638 533,138
Israel Discount Bank Ltd., Class A ....... 23,808 135,374
Japan Post Bank Co. Ltd. ............. 26,000 173,241
JPMorgan Chase & Co. .............. 76,481 9,627,428
KBC Group NV .................... 6,212 311,319
KeyCorp ......................... 10,594 189,315
M&T Bank Corp. ................... 4,298 723,654
Mitsubishi UFJ Financial Group, Inc. ...... 239,700 1,132,307
Mizuho Financial Group, Inc. ........... 50,650 547,804
National Australia Bank Ltd. ............ 73,708 1,531,066
NatWest Group plc .................. 183,809 495,054
Nordea Bank Abp .................. 44,930 429,195
Oversea-Chinese Banking Corp. Ltd. ..... 77,600 666,125
PNC Financial Services Group, Inc. (The) .. 9,820 1,589,171
Regions Financial Corp. .............. 17,180 377,101
Signature Bank .................... 1,655 262,367
Societe Generale SA ................ 9,583 219,806
Standard Chartered plc ............... 47,053 281,130
Sumitomo Mitsui Financial Group, Inc. ..... 25,600 718,888
SVB Financial Group
(d)
............... 1,537 354,985
Truist Financial Corp. ................ 18,943 848,457
UniCredit SpA ..................... 33,385 414,017
United Overseas Bank Ltd. ............ 22,800 447,309
US Bancorp ...................... 34,906 1,481,760
Wells Fargo & Co. .................. 98,539 4,531,809
Westpac Banking Corp. .............. 79,656 1,229,966
Zions Bancorp NA .................. 3,766 195,606
54,992,994
Beverages — 1.4%
Anheuser-Busch InBev SA/NV .......... 24,950 1,248,009
Asahi Group Holdings Ltd. ............. 7,600 212,654
Brown-Forman Corp., Class B .......... 5,538 376,584
Carlsberg A/S, Class B ............... 5,248 617,929
Coca-Cola Co. (The) ................ 77,080 4,613,238
Coca-Cola HBC AG ................. 22,224 485,446
Constellation Brands, Inc., Class A ....... 3,618 893,935
Diageo plc ....................... 72,323 2,976,273
Heineken Holding NV ................ 10,489 715,709
Heineken NV ..................... 9,926 829,161
Keurig Dr Pepper, Inc. ............... 9,446 366,883

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Beverages (continued)
Kirin Holdings Co. Ltd. ............... 37,000 $ 543,898
Monster Beverage Corp.
(d)
............. 4,247 398,029
PepsiCo, Inc. ..................... 35,358 6,420,306
Pernod Ricard SA .................. 9,881 1,734,227
Remy Cointreau SA ................. 1,061 162,267
Treasury Wine Estates Ltd. ............ 60,104 498,068
23,092,616
Biotechnology — 1.6%
AbbVie, Inc. ...................... 49,675 7,272,420
Alnylam Pharmaceuticals, Inc.
(d)
......... 847 175,549
Amgen, Inc. ...................... 15,404 4,164,471
Argenx SE
(d)
...................... 1,503 583,541
Biogen, Inc.
(d)
..................... 4,458 1,263,576
CSL Ltd. ......................... 12,372 2,214,779
Genmab A/S
(d)
..................... 1,728 665,639
Gilead Sciences, Inc. ................ 36,685 2,878,305
Horizon Therapeutics plc
(d)
............ 3,829 238,623
Incyte Corp.
(d)
..................... 6,247 464,402
Moderna , Inc.
(d)
.................... 10,432 1,568,243
Regeneron Pharmaceuticals, Inc.
(d)
....... 3,179 2,380,276
Seagen , Inc.
(d)
..................... 2,003 254,702
Vertex Pharmaceuticals, Inc.
(d)
.......... 7,304 2,278,848
26,403,374
Building Products — 1.0%
Allegion plc ....................... 9,885 1,035,651
AO Smith Corp. .................... 8,783 481,133
Assa Abloy AB, Class B .............. 48,880 986,989
Carlisle Cos., Inc. .................. 2,185 521,778
Carrier Global Corp. ................. 50,352 2,001,996
Daikin Industries Ltd. ................ 4,800 718,978
Fortune Brands Home & Security, Inc. ..... 9,989 602,536
Geberit AG (Registered) .............. 1,416 629,465
Johnson Controls International plc ....... 48,618 2,812,065
Kingspan Group plc ................. 10,215 515,007
Lennox International, Inc. ............. 2,728 637,179
Lixil Corp. ........................ 10,900 164,648
Masco Corp. ...................... 20,349 941,548
Nibe Industrier AB, Class B ............ 21,124 168,501
Owens Corning .................... 5,474 468,629
Rockwool A/S, Class B ............... 2,634 524,572
TOTO Ltd. ....................... 11,600 330,863
Trane Technologies plc ............... 21,522 3,435,557
16,977,095
Capital Markets — 1.5%
3i Group plc ...................... 41,737 555,869
Abrdn plc ........................ 34,377 62,641
Amundi SA
(c)(f)
..................... 3,050 143,899
ASX Ltd. ........................ 15,924 689,963
Bank of New York Mellon Corp. (The) ..... 7,698 324,163
Cboe Global Markets, Inc. ............. 2,608 324,696
Charles Schwab Corp. (The) ........... 37,403 2,979,897
CME Group, Inc., Class A ............. 9,228 1,599,212
Deutsche Bank AG (Registered) ......... 36,135 344,430
Deutsche Boerse AG ................ 6,263 1,018,488
Euronext NV
(c)(f)
.................... 3,132 198,785
FactSet Research Systems, Inc. ......... 593 252,316
Goldman Sachs Group, Inc. (The) ....... 6,836 2,355,070
Hargreaves Lansdown plc ............. 19,129 167,180
Hong Kong Exchanges & Clearing Ltd. .... 26,200 695,443
Intercontinental Exchange, Inc. ......... 12,014 1,148,178
Invesco Ltd. ...................... 5,211 79,832
Japan Exchange Group, Inc. ........... 20,300 266,778
London Stock Exchange Group plc ....... 10,763 932,959
Security
Shares
Shares Value
Capital Markets (continued)
Macquarie Group Ltd. ................ 8,272 $ 897,370
MarketAxess Holdings, Inc. ............ 954 232,814
Moody's Corp. ..................... 2,754 729,452
Morgan Stanley .................... 28,914 2,375,863
MSCI, Inc. ....................... 986 462,296
Nasdaq, Inc. ...................... 5,150 320,536
Northern Trust Corp. ................. 3,274 276,162
Partners Group Holding AG ............ 550 493,671
Raymond James Financial, Inc. ......... 2,407 284,363
S&P Global, Inc. ................... 7,947 2,552,974
Schroders plc ..................... 109,617 492,181
St. James's Place plc ................ 10,695 130,603
State Street Corp. .................. 4,892 362,008
T. Rowe Price Group, Inc. ............. 4,419 469,121
UBS Group AG (Registered) ........... 49,307 781,721
25,000,934
Chemicals — 1.1%
Air Liquide SA ..................... 10,439 1,365,565
Air Products & Chemicals, Inc. .......... 948 237,379
Akzo Nobel NV .................... 20,581 1,270,578
Albemarle Corp. ................... 3,713 1,039,157
Asahi Kasei Corp. .................. 19,800 126,956
BASF SE ........................ 25,785 1,156,990
Corteva , Inc. ...................... 7,600 496,584
Croda International plc ............... 7,027 544,379
Ecolab, Inc. ...................... 18,927 2,972,864
EMS- Chemie Holding AG (Registered) .... 989 621,874
Evonik Industries AG ................ 20,451 376,743
International Flavors & Fragrances, Inc. .... 6,288 613,772
Johnson Matthey plc ................ 6,643 147,459
Koninklijke DSM NV ................. 1,931 227,144
Linde plc ........................ 3,569 1,061,242
Novozymes A/S, Class B .............. 4,329 227,232
Orica Ltd. ........................ 13,949 124,080
PPG Industries, Inc. ................. 7,994 912,755
Sherwin-Williams Co. (The) ............ 9,842 2,214,745
Shin-Etsu Chemical Co. Ltd. ........... 6,700 696,331
Sika AG (Registered) ................ 654 147,461
Symrise AG ...................... 4,906 500,768
Westlake Corp. .................... 1,354 130,864
Yara International ASA ............... 18,385 820,549
18,033,471
Commercial Services & Supplies — 0.2%
Brambles Ltd. ..................... 21,972 164,499
Copart , Inc.
(d)
..................... 1,510 173,680
Dai Nippon Printing Co. Ltd. ........... 6,900 138,212
Republic Services, Inc. ............... 4,703 623,712
Secom Co. Ltd. .................... 22,100 1,259,048
Waste Management, Inc. .............. 6,965 1,103,047
3,462,198
Communications Equipment — 0.3%
Cisco Systems, Inc. ................. 75,640 3,436,325
Nokia OYJ ....................... 141,450 628,592
Telefonaktiebolaget LM Ericsson, Class B .. 97,497 542,020
4,606,937
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios
SA .......................... 15,633 401,163
Bouygues SA ..................... 39,590 1,129,549
Eiffage SA ....................... 12,675 1,146,096
Kajima Corp. ...................... 33,500 315,342
Obayashi Corp. .................... 72,900 467,921
Quanta Services, Inc. ................ 3,060 434,643

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Construction & Engineering (continued)
Shimizu Corp. ..................... 92,200 $ 460,077
Skanska AB, Class B ................ 13,281 206,538
Taisei Corp. ...................... 29,400 800,874
Vinci SA ......................... 23,969 2,206,035
7,568,238
Construction Materials — 0.1%
CRH plc ......................... 3,719 133,950
James Hardie Industries plc, CDI ........ 9,886 215,841
Martin Marietta Materials, Inc. .......... 2,294 770,738
Vulcan Materials Co. ................ 5,394 882,998
2,003,527
Consumer Finance — 0.2%
American Express Co. ............... 14,409 2,139,016
Capital One Financial Corp. ............ 6,208 658,172
Discover Financial Services ............ 4,965 518,644
Synchrony Financial ................. 6,946 247,000
3,562,832
Containers & Packaging — 0.2%
Ball Corp. ........................ 5,528 273,028
International Paper Co. ............... 51,701 1,737,671
Packaging Corp. of America ........... 4,392 527,962
2,538,661
Distributors — 0.2%
D'ieteren Group .................... 1,782 296,575
LKQ Corp. ....................... 23,468 1,305,760
Pool Corp. ....................... 7,274 2,212,969
3,815,304
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B
(d)
...... 45,926 13,552,303
Groupe Bruxelles Lambert NV .......... 5,537 408,223
Investor AB, Class A ................. 14,948 254,187
Investor AB, Class B ................. 46,962 766,449
M&G plc ......................... 82,864 166,526
ORIX Corp. ....................... 26,700 392,162
15,539,850
Diversified Telecommunication Services — 0.0%
Telenor ASA ...................... 29,563 268,665
Electric Utilities — 2.5%
Acciona SA ....................... 1,936 348,599
Alliant Energy Corp. ................. 15,432 805,087
American Electric Power Co., Inc. ........ 30,853 2,712,596
CK Infrastructure Holdings Ltd. .......... 74,500 353,929
CLP Holdings Ltd. .................. 41,500 278,540
Constellation Energy Corp. ............ 17,875 1,689,902
Duke Energy Corp. ................. 34,270 3,193,279
Edison International ................. 25,730 1,544,829
EDP - Energias de Portugal SA ......... 61,015 266,594
Electricite de France SA .............. 26,918 317,901
Elia Group SA/NV .................. 1,570 198,499
Endesa SA ....................... 45,521 760,567
Enel SpA ........................ 253,355 1,131,825
Entergy Corp. ..................... 13,303 1,425,283
Evergy , Inc. ....................... 15,643 956,257
Eversource Energy ................. 18,286 1,394,856
Exelon Corp. ...................... 58,807 2,269,362
FirstEnergy Corp. .................. 32,753 1,235,116
Iberdrola SA ...................... 186,910 1,900,740
NextEra Energy, Inc. ................ 112,826 8,744,015
NRG Energy, Inc. ................... 20,194 896,614
Origin Energy Ltd. .................. 71,096 253,996
Orsted A/S
(c)(f)
..................... 5,469 451,224
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp.
(d)
..................... 123,343 $ 1,841,511
Pinnacle West Capital Corp. ........... 1,462 98,261
Power Assets Holdings Ltd. ............ 46,500 222,342
PPL Corp. ....................... 73,279 1,941,161
Red Electrica Corp. SA ............... 2,461 39,808
Southern Co. (The) ................. 26,186 1,714,659
SSE plc ......................... 55,182 986,151
Terna - Rete Elettrica Nazionale ......... 78,590 521,183
Verbund AG ...................... 2,827 221,453
Xcel Energy, Inc. ................... 27,197 1,770,797
42,486,936
Electrical Equipment — 0.3%
ABB Ltd. (Registered) ................ 42,486 1,179,849
Fuji Electric Co. Ltd. ................. 9,000 347,985
Legrand SA ...................... 14,603 1,112,817
Mitsubishi Electric Corp. .............. 61,800 543,754
Schneider Electric SE ................ 14,471 1,829,951
Vestas Wind Systems A/S ............. 31,696 624,845
5,639,201
Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc.
(d)
.............. 4,380 443,519
Azbil Corp. ....................... 21,000 570,689
CDW Corp. ....................... 7,356 1,271,190
Halma plc ........................ 17,234 417,913
Hexagon AB, Class B ................ 55,779 551,425
Keyence Corp. .................... 5,600 2,111,566
Kyocera Corp. ..................... 5,500 266,346
Murata Manufacturing Co. Ltd. .......... 11,800 558,605
Omron Corp. ...................... 14,000 652,937
Shimadzu Corp. .................... 5,600 147,520
Teledyne Technologies, Inc.
(d)
........... 1,346 535,681
Trimble, Inc.
(d)
..................... 3,792 228,127
Yokogawa Electric Corp. .............. 8,800 147,146
Zebra Technologies Corp., Class A
(d)
...... 1,075 304,461
8,207,125
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 20,904 578,205
Halliburton Co. .................... 12,729 463,590
Schlumberger NV .................. 25,409 1,322,030
Tenaris SA ....................... 22,608 353,841
2,717,666
Entertainment — 1.1%
Activision Blizzard, Inc. ............... 18,128 1,319,718
AMC Entertainment Holdings, Inc., Class A
(d)
18,279 121,738
Bollore SE ....................... 77,622 388,230
Electronic Arts, Inc. ................. 6,075 765,207
Konami Group Corp. ................ 1,100 48,215
Liberty Media Corp.-Liberty Formula One,
Class C
(d)
...................... 6,117 353,134
Live Nation Entertainment, Inc.
(d)
........ 7,103 565,470
Netflix, Inc.
(d)
...................... 16,829 4,912,049
Nexon Co. Ltd. .................... 7,300 122,160
Nintendo Co. Ltd. ................... 32,400 1,315,411
Sea Ltd., ADR
(d)
.................... 5,444 270,458
Take-Two Interactive Software, Inc.
(d)
...... 3,033 359,350
Toho Co. Ltd. ..................... 3,000 106,675
Ubisoft Entertainment SA
(d)
............ 1,790 49,110
Universal Music Group NV ............ 16,112 316,366
Walt Disney Co. (The)
(d)
.............. 52,611 5,605,176
Warner Bros Discovery, Inc.
(d)
.......... 109,000 1,417,000
18,035,467

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc. ...... 5,112 $ 742,774
American Tower Corp. ............... 16,158 3,347,776
AvalonBay Communities, Inc. .......... 4,837 847,055
British Land Co. plc (The) ............. 14,215 59,630
Camden Property Trust ............... 2,491 287,835
CapitaLand Integrated Commercial Trust ... 103,000 136,697
CapLand Ascendas REIT ............. 147,900 273,643
Covivio ......................... 827 44,279
Crown Castle, Inc. .................. 15,231 2,029,683
Daiwa House REIT Investment Corp. ..... 92 185,683
Dexus
(g)
......................... 128,037 638,022
Digital Realty Trust, Inc. .............. 10,097 1,012,224
Equinix , Inc. ...................... 3,302 1,870,385
Equity Residential .................. 11,285 711,181
Essex Property Trust, Inc. ............. 1,581 351,361
Extra Space Storage, Inc. ............. 5,039 894,120
Federal Realty Investment Trust ......... 1,758 174,007
Gecina SA ....................... 1,795 160,032
GLP J- Reit ....................... 162 168,007
Goodman Group ................... 81,593 887,790
GPT Group (The)
(g)
.................. 83,996 232,129
Healthpeak Properties, Inc. ............ 10,318 244,846
Host Hotels & Resorts, Inc. ............ 24,392 460,521
Invitation Homes, Inc. ................ 17,253 546,748
Iron Mountain, Inc. .................. 11,018 551,671
Japan Metropolitan Fund Investment Corp. . 117 86,197
Japan Real Estate Investment Corp. ...... 44 184,373
Kimco Realty Corp. ................. 14,582 311,763
Land Securities Group plc ............. 17,509 114,489
Link REIT ........................ 76,100 449,798
Mapletree Pan Asia Commercial Trust ..... 97,300 109,191
Mid-America Apartment Communities, Inc. .. 3,182 501,006
Mirvac Group
(g)
.................... 170,249 225,574
Nippon Building Fund, Inc. ............. 59 262,269
Nippon Prologis REIT, Inc. ............. 15 31,474
Nomura Real Estate Master Fund, Inc. .... 97 110,661
Prologis, Inc. ...................... 33,169 3,673,467
Public Storage ..................... 6,035 1,869,341
Realty Income Corp. ................. 23,251 1,447,840
Regency Centers Corp. .............. 2,218 134,211
SBA Communications Corp., Class A ...... 3,152 850,725
Scentre Group ..................... 184,868 344,044
Segro plc ........................ 51,028 459,252
Simon Property Group, Inc. ............ 9,137 995,750
Stockland
(g)
....................... 178,322 410,872
UDR, Inc. ........................ 6,928 275,457
Ventas, Inc. ...................... 8,170 319,692
VICI Properties, Inc. ................. 30,926 990,251
Vicinity Ltd. ....................... 245,094 305,550
Warehouses De Pauw CVA ............ 6,056 155,433
Welltower , Inc. ..................... 15,948 973,466
Weyerhaeuser Co. .................. 24,849 768,580
33,218,825
Food & Staples Retailing — 2.2%
Aeon Co. Ltd. ..................... 20,300 378,607
Carrefour SA ...................... 28,088 452,089
Coles Group Ltd. ................... 79,949 835,920
Costco Wholesale Corp. .............. 25,234 12,654,851
Endeavour Group Ltd. ............... 79,186 362,459
J Sainsbury plc .................... 78,135 174,170
Jeronimo Martins SGPS SA ............ 46,326 958,625
Kesko OYJ, Class B ................. 32,169 626,030
Kobe Bussan Co. Ltd. ................ 6,300 136,651
Koninklijke Ahold Delhaize NV .......... 39,134 1,091,381
Kroger Co. (The) ................... 46,880 2,216,955
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Ocado Group plc
(d)
.................. 18,813 $ 101,991
Seven & i Holdings Co. Ltd. ............ 18,300 683,109
Sysco Corp. ...................... 32,198 2,787,059
Tesco plc ........................ 134,556 332,338
Walgreens Boots Alliance, Inc. .......... 51,050 1,863,325
Walmart, Inc. ...................... 72,670 10,343,121
Woolworths Group Ltd. ............... 56,737 1,198,160
37,196,841
Food Products — 1.4%
Archer-Daniels-Midland Co. ............ 16,664 1,616,075
Associated British Foods plc ........... 15,416 238,937
Campbell Soup Co. ................. 6,297 333,174
Chocoladefabriken Lindt & Spruengli AG ... 11 105,567
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 9 874,700
Conagra Brands, Inc. ................ 21,610 793,087
Danone SA ....................... 9,995 496,747
General Mills, Inc. .................. 22,034 1,797,534
Hershey Co. (The) .................. 5,704 1,361,944
Hormel Foods Corp. ................. 15,945 740,645
JDE Peet's NV .................... 6,149 176,016
JM Smucker Co. (The) ............... 965 145,387
Kerry Group plc, Class A .............. 1,982 172,146
Kraft Heinz Co. (The) ................ 29,892 1,149,945
Lamb Weston Holdings, Inc. ........... 3,607 310,995
McCormick & Co., Inc. (Non-Voting) ...... 10,477 823,911
MEIJI Holdings Co. Ltd. .............. 16,100 662,501
Mondelez International, Inc., Class A ...... 28,975 1,781,383
Mowi ASA ........................ 25,471 380,175
Nestle SA (Registered) ............... 68,035 7,406,209
Orkla ASA ........................ 222,278 1,499,300
Salmar ASA ...................... 11,637 394,514
Tyson Foods, Inc., Class A ............ 11,313 773,244
24,034,136
Gas Utilities — 0.1%
APA Group
(g)
...................... 51,808 348,792
Hong Kong & China Gas Co. Ltd. ........ 586,222 451,842
Naturgy Energy Group SA ............. 15,014 385,297
Osaka Gas Co. Ltd. ................. 13,200 195,462
Snam SpA ....................... 192,841 857,470
Tokyo Gas Co. Ltd. ................. 10,800 193,012
2,431,875
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 56,471 5,587,241
ABIOMED, Inc.
(d)
................... 492 124,023
Alcon, Inc. ....................... 5,288 321,962
Align Technology, Inc.
(d)
............... 1,917 372,473
Baxter International, Inc. .............. 11,428 621,112
Becton Dickinson and Co. ............. 8,665 2,044,680
BioMerieux ....................... 1,451 128,382
Boston Scientific Corp.
(d)
.............. 40,793 1,758,586
Carl Zeiss Meditec AG ............... 1,944 235,308
Cochlear Ltd. ..................... 3,781 482,999
Coloplast A/S, Class B ............... 1,494 166,536
Dexcom , Inc.
(d)
.................... 13,372 1,615,070
Edwards Lifesciences Corp.
(d)
.......... 18,765 1,359,149
EssilorLuxottica SA ................. 7,874 1,245,102
Hologic , Inc.
(d)
..................... 3,351 227,198
Hoya Corp. ....................... 9,200 855,245
IDEXX Laboratories, Inc.
(d)
............. 2,319 834,098
Intuitive Surgical, Inc.
(d)
............... 11,011 2,713,881
Koninklijke Philips NV ................ 14,532 184,337
Medtronic plc ..................... 43,336 3,784,966

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Olympus Corp. .................... 25,100 $ 529,221
ResMed , Inc. ..................... 4,493 1,005,039
Siemens Healthineers AG
(c)(f)
........... 11,172 511,818
Smith & Nephew plc ................. 33,243 392,830
STERIS plc ....................... 1,590 274,402
Stryker Corp. ..................... 10,294 2,359,797
Sysmex Corp. ..................... 1,800 96,883
Terumo Corp. ..................... 17,900 543,247
Zimmer Biomet Holdings, Inc. .......... 4,828 547,254
30,922,839
Health Care Providers & Services — 0.7%
Elevance Health, Inc. ................ 2,817 1,540,251
Fresenius SE & Co. KGaA ............. 6,100 140,380
Ramsay Health Care Ltd. ............. 4,901 183,833
Sonic Healthcare Ltd. ................ 19,356 405,227
UnitedHealth Group, Inc. .............. 18,532 10,288,040
12,557,731
Health Care Technology — 0.0%
M3, Inc. ......................... 10,400 309,922
Hotels, Restaurants & Leisure — 0.0%
Norwegian Cruise Line Holdings Ltd.
(d)
..... 10,355 174,896
Household Durables — 0.7%
Barratt Developments plc ............. 58,633 252,889
Berkeley Group Holdings plc ........... 4,230 168,301
DR Horton, Inc. .................... 39,518 3,038,144
Lennar Corp., Class A ................ 32,513 2,623,799
NVR, Inc.
(d)
....................... 450 1,906,987
Persimmon plc .................... 22,495 336,612
PulteGroup, Inc. ................... 38,406 1,535,856
Sony Group Corp. .................. 23,300 1,571,228
Taylor Wimpey plc .................. 223,222 239,993
11,673,809
Household Products — 0.5%
Colgate-Palmolive Co. ............... 9,927 733,010
Essity AB, Class B .................. 12,850 271,499
Henkel AG & Co. KGaA .............. 6,761 396,905
Procter & Gamble Co. (The) ........... 46,374 6,245,187
Reckitt Benckiser Group plc ............ 21,375 1,418,531
Unicharm Corp. .................... 4,700 142,840
9,207,972
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ................... 72,350 1,892,676
EDP Renovaveis SA ................. 10,019 210,825
RWE AG ........................ 20,227 778,642
Vistra Corp. ...................... 35,125 806,821
3,688,964
Industrial Conglomerates — 0.9%
3M Co. .......................... 21,245 2,672,409
CK Hutchison Holdings Ltd. ............ 56,000 278,759
DCC plc ......................... 8,113 450,279
General Electric Co. ................. 16,153 1,256,865
Hitachi Ltd. ....................... 24,700 1,120,733
Honeywell International, Inc. ........... 23,305 4,754,686
Investment AB Latour , Class B .......... 14,798 249,972
Jardine Matheson Holdings Ltd. ......... 2,800 128,990
Keppel Corp. Ltd. ................... 177,000 871,197
Lifco AB, Class B ................... 17,356 250,791
Siemens AG (Registered) ............. 20,792 2,270,674
Smiths Group plc ................... 20,356 364,628
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Toshiba Corp. ..................... 12,300 $ 426,829
15,096,812
Insurance — 0.3%
AIA Group Ltd. .................... 99,000 749,905
American International Group, Inc. ....... 20,222 1,152,654
Assurant, Inc. ..................... 782 106,242
Aviva plc ........................ 90,394 433,586
Prudential Financial, Inc. .............. 9,788 1,029,600
Prudential plc ..................... 55,576 516,283
Willis Towers Watson plc .............. 2,719 593,313
4,581,583
Interactive Media & Services — 2.0%
Alphabet, Inc., Class A
(d)
.............. 158,046 14,936,928
Alphabet, Inc., Class C
(d)
.............. 140,823 13,330,305
Auto Trader Group plc
(c)(f)
.............. 26,122 156,360
Meta Platforms, Inc., Class A
(d)
.......... 59,739 5,565,285
REA Group Ltd. .................... 1,658 128,505
34,117,383
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.
(d)
................. 228,349 23,392,072
Prosus NV
(d)
...................... 19,994 864,574
Zalando SE
(c)(d)(f)
.................... 11,559 266,414
ZOZO, Inc. ....................... 5,600 118,822
24,641,882
IT Services — 2.3%
Accenture plc, Class A ............... 14,391 4,085,605
Adyen NV
(c)(d)(f)
..................... 311 443,983
Amadeus IT Group SA
(d)
.............. 6,891 359,402
Automatic Data Processing, Inc. ......... 11,466 2,771,332
Bechtle AG ....................... 4,787 165,375
Capgemini SE ..................... 1,711 280,417
Cognizant Technology Solutions Corp., Class A 7,228 449,943
DXC Technology Co.
(d)
............... 6,072 174,570
Edenred ......................... 6,840 350,661
EPAM Systems, Inc.
(d)
................ 702 245,700
Fidelity National Information Services, Inc. .. 12,952 1,074,887
Fiserv, Inc.
(d)
...................... 16,795 1,725,518
Fujitsu Ltd. ....................... 6,100 701,857
Global Payments, Inc. ............... 6,274 716,867
GMO Payment Gateway, Inc. ........... 3,900 280,433
International Business Machines Corp. .... 15,263 2,110,720
Itochu Techno-Solutions Corp. .......... 24,000 556,410
Jack Henry & Associates, Inc. .......... 2,963 589,815
Mastercard , Inc., Class A .............. 19,419 6,372,927
NEC Corp. ....................... 5,100 168,815
Nexi SpA
(c)(d)(f)
..................... 14,547 125,766
Nomura Research Institute Ltd. ......... 13,000 287,693
NTT Data Corp. .................... 10,200 147,735
Obic Co. Ltd. ...................... 7,500 1,125,472
Otsuka Corp. ..................... 18,800 592,053
Paychex, Inc. ..................... 13,312 1,574,943
PayPal Holdings, Inc.
(d)
............... 28,338 2,368,490
SCSK Corp. ...................... 38,500 568,009
TIS, Inc. ......................... 16,400 442,172
Visa, Inc., Class A .................. 41,671 8,632,564
39,490,134
Leisure Products — 0.0%
Hasbro, Inc. ...................... 3,319 216,565
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............. 7,781 1,076,501
Bio-Rad Laboratories, Inc., Class A
(d)
...... 573 201,530

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Bio- Techne Corp. ................... 1,144 $ 338,921
Charles River Laboratories International, Inc.
(d)
991 210,340
Danaher Corp. .................... 18,761 4,721,581
Eurofins Scientific SE ................ 5,074 324,811
Illumina, Inc.
(d)
..................... 5,094 1,165,609
IQVIA Holdings, Inc.
(d)
................ 4,816 1,009,771
Lonza Group AG (Registered) .......... 1,434 738,201
Mettler -Toledo International, Inc.
(d)
....... 485 613,491
PerkinElmer, Inc. ................... 3,314 442,684
QIAGEN NV
(d)
..................... 12,893 556,761
Sartorius Stedim Biotech .............. 1,072 340,187
Thermo Fisher Scientific, Inc. ........... 11,003 5,655,212
Waters Corp.
(d)
.................... 1,713 512,478
West Pharmaceutical Services, Inc. ...... 1,718 395,312
18,303,390
Machinery — 2.1%
Alstom SA ....................... 13,781 283,630
Atlas Copco AB, Class B .............. 28,032 271,102
Caterpillar, Inc. .................... 18,999 4,112,524
Cummins, Inc. ..................... 14,172 3,465,196
Daimler Truck Holding AG
(d)
............ 7,346 195,937
Deere & Co. ...................... 23,687 9,375,788
Dover Corp. ...................... 3,473 453,886
Fortive Corp. ...................... 15,267 975,561
Hoshizaki Corp. .................... 6,800 194,820
IDEX Corp. ....................... 594 132,052
Illinois Tool Works, Inc. ............... 9,032 1,928,603
Indutrade AB ...................... 11,871 207,837
Ingersoll Rand, Inc. ................. 9,749 492,325
Kone OYJ, Class B ................. 8,501 348,080
PACCAR, Inc. ..................... 41,442 4,012,829
Parker-Hannifin Corp. ................ 6,553 1,904,433
Pentair plc ....................... 12,483 536,145
Schindler Holding AG ................ 1,764 287,648
SMC Corp. ....................... 500 200,701
Snap-on, Inc. ..................... 3,332 739,871
Stanley Black & Decker, Inc. ........... 9,550 749,580
Westinghouse Air Brake Technologies Corp. . 32,966 3,075,068
Xylem, Inc. ....................... 7,419 759,928
34,703,544
Marine — 0.1%
AP Moller - Maersk A/S, Class A ......... 82 164,056
AP Moller - Maersk A/S, Class B ......... 268 559,898
Kuehne + Nagel International AG (Registered) 1,004 213,718
937,672
Media — 0.7%
Charter Communications, Inc., Class A
(d)
... 5,113 1,879,641
Comcast Corp., Class A .............. 166,030 5,269,792
Dentsu Group, Inc. .................. 1,700 52,876
Fox Corp., Class A .................. 9,310 268,780
Informa plc ....................... 30,060 191,540
Interpublic Group of Cos., Inc. (The) ...... 19,760 588,650
Liberty Broadband Corp., Class C
(d)
...... 2,407 203,223
News Corp., Class B ................ 3,007 51,510
Omnicom Group, Inc. ................ 8,689 632,125
Paramount Global, Class B ............ 28,150 515,708
Pearson plc ...................... 21,356 236,051
Publicis Groupe SA ................. 4,403 246,587
Sirius XM Holdings, Inc. .............. 71,998 434,868
Trade Desk, Inc. (The), Class A
(d)
........ 4,372 232,765
Vivendi SE ....................... 25,959 212,474
WPP plc ......................... 24,884 218,983
11,235,573
Security
Shares
Shares Value
Metals & Mining — 0.3%
Anglo American plc ................. 26,705 $ 799,927
BHP Group Ltd. .................... 97,111 2,332,626
Boliden AB ....................... 14,613 424,960
Glencore plc ...................... 190,090 1,089,800
Mineral Resources Ltd. ............... 3,807 178,479
Norsk Hydro ASA ................... 26,010 165,068
Northern Star Resources Ltd. ........... 27,507 153,519
Rio Tinto plc ...................... 6,129 320,312
5,464,691
Multiline Retail — 1.2%
Dollar General Corp. ................ 24,965 6,367,323
Dollar Tree, Inc.
(d)
................... 29,762 4,717,277
Next plc ......................... 9,467 534,693
Target Corp. ...................... 46,403 7,621,693
Wesfarmers Ltd. ................... 55,550 1,612,008
20,852,994
Multi-Utilities — 1.3%
Ameren Corp. ..................... 22,028 1,795,723
CenterPoint Energy, Inc. .............. 17,794 509,086
CMS Energy Corp. .................. 13,268 756,939
Consolidated Edison, Inc. ............. 22,694 1,996,164
Dominion Energy, Inc. ................ 53,095 3,715,057
DTE Energy Co. ................... 14,593 1,636,021
E.ON SE ........................ 71,188 596,128
Engie SA ........................ 45,983 597,474
National Grid plc ................... 150,693 1,641,819
Public Service Enterprise Group, Inc. ..... 59,239 3,321,531
Sempra Energy .................... 17,752 2,679,487
Veolia Environnement SA ............. 23,351 521,102
WEC Energy Group, Inc. .............. 22,084 2,016,932
21,783,463
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA ...................... 29,021 921,892
BP plc .......................... 439,920 2,433,905
Chevron Corp. ..................... 32,594 5,896,255
ConocoPhillips .................... 22,160 2,794,154
Devon Energy Corp. ................. 6,634 513,140
Eni SpA ......................... 31,209 409,891
EOG Resources, Inc. ................ 8,168 1,115,095
Equinor ASA ...................... 37,142 1,353,221
Exxon Mobil Corp. .................. 83,662 9,270,586
Inpex Corp. ....................... 20,800 209,922
Matador Resources Co. .............. 939 62,396
Neste OYJ ....................... 8,336 365,354
Pioneer Natural Resources Co. ......... 2,516 645,128
Santos Ltd. ....................... 135,052 659,278
Shell plc ......................... 168,813 4,676,391
Texas Pacific Land Corp. .............. 171 393,962
TotalEnergies SE ................... 55,791 3,043,587
Valero Energy Corp. ................. 10,680 1,340,874
Woodside Energy Group Ltd. ........... 21,448 495,845
36,600,876
Paper & Forest Products — 0.0%
Mondi plc ........................ 16,256 272,751
Personal Products — 0.5%
Beiersdorf AG ..................... 5,445 522,694
Estee Lauder Cos., Inc. (The), Class A .... 2,736 548,541
Haleon plc
(d)
...................... 118,957 364,776
Kao Corp. ........................ 14,400 537,868
Kobayashi Pharmaceutical Co. Ltd. ....... 2,100 111,440
L'Oreal SA ....................... 9,266 2,909,565
Shiseido Co. Ltd. ................... 1,000 34,537

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Personal Products (continued)
Unilever plc ....................... 77,518 $ 3,523,531
8,552,952
Pharmaceuticals — 5.1%
Astellas Pharma, Inc. ................ 63,400 874,805
AstraZeneca plc ................... 38,098 4,470,122
Bayer AG (Registered) ............... 29,062 1,528,111
Bristol-Myers Squibb Co. .............. 78,583 6,087,825
Catalent , Inc.
(d)
.................... 10,286 676,099
Chugai Pharmaceutical Co. Ltd. ......... 26,700 618,689
Daiichi Sankyo Co. Ltd. ............... 46,500 1,488,501
Eisai Co. Ltd. ..................... 5,800 349,758
Eli Lilly & Co. ..................... 27,671 10,019,392
GSK plc ......................... 95,165 1,558,907
Hikma Pharmaceuticals plc ............ 8,429 121,000
Ipsen SA ........................ 1,811 186,113
Jazz Pharmaceuticals plc
(d)
............ 2,719 390,965
Johnson & Johnson ................. 84,604 14,718,558
Kyowa Kirin Co. Ltd. ................. 7,000 164,862
Merck & Co., Inc. ................... 87,189 8,823,527
Merck KGaA ...................... 5,494 895,330
Novartis AG (Registered) ............. 50,452 4,081,101
Novo Nordisk A/S, Class B ............ 37,286 4,054,154
Ono Pharmaceutical Co. Ltd. ........... 11,000 258,869
Organon & Co. .................... 6,298 164,882
Orion OYJ, Class B ................. 4,299 197,832
Otsuka Holdings Co. Ltd. ............. 16,500 528,899
Pfizer, Inc. ....................... 197,423 9,190,041
Roche Holding AG .................. 16,347 5,474,065
Royalty Pharma plc, Class A ........... 5,862 248,080
Sanofi .......................... 33,745 2,904,023
Shionogi & Co. Ltd. ................. 8,500 394,717
Takeda Pharmaceutical Co. Ltd. ......... 45,800 1,209,532
UCB SA ......................... 5,607 422,588
Viatris , Inc. ....................... 62,599 634,128
Zoetis, Inc., Class A ................. 18,930 2,854,265
85,589,740
Professional Services — 0.2%
CoStar Group, Inc.
(d)
................. 8,081 668,460
Experian plc ...................... 11,312 360,686
Nihon M&A Center Holdings, Inc. ........ 12,200 137,662
Recruit Holdings Co. Ltd. ............. 27,300 840,053
RELX plc ........................ 44,107 1,184,736
Teleperformance ................... 1,189 318,569
3,510,166
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A
(d)
........... 10,776 764,449
CK Asset Holdings Ltd. ............... 61,500 340,007
Daito Trust Construction Co. Ltd. ........ 2,700 267,364
Daiwa House Industry Co. Ltd. .......... 20,700 417,050
ESR Group Ltd.
(c)(f)
.................. 66,800 113,918
Henderson Land Development Co. Ltd. .... 84,000 205,654
Lendlease Corp. Ltd.
(g)
............... 45,772 254,527
Mitsubishi Estate Co. Ltd. ............. 35,000 440,135
Mitsui Fudosan Co. Ltd. .............. 25,100 480,624
Sino Land Co. Ltd. .................. 82,000 87,561
Sun Hung Kai Properties Ltd. ........... 58,500 628,660
Swire Properties Ltd. ................ 98,000 188,348
Vonovia SE ....................... 11,768 260,198
Wharf Real Estate Investment Co. Ltd. .... 33,000 130,022
4,578,517
Road & Rail — 0.4%
Aurizon Holdings Ltd. ................ 188,136 435,980
Central Japan Railway Co. ............ 3,200 370,485
Security
Shares
Shares Value
Road & Rail (continued)
CSX Corp. ....................... 38,698 $ 1,124,564
East Japan Railway Co. .............. 8,100 431,612
Hankyu Hanshin Holdings, Inc. .......... 7,600 225,726
Norfolk Southern Corp. ............... 3,998 911,824
Old Dominion Freight Line, Inc. ......... 1,004 275,698
Tokyu Corp. ...................... 15,400 177,570
Union Pacific Corp. ................. 12,404 2,445,324
West Japan Railway Co. .............. 6,500 257,703
6,656,486
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.
(d)
......... 42,582 2,557,475
Advantest Corp. .................... 8,500 447,454
Analog Devices, Inc. ................. 19,183 2,735,880
Applied Materials, Inc. ............... 47,311 4,177,088
ASM International NV ................ 2,237 494,869
ASML Holding NV .................. 7,353 3,449,198
Broadcom, Inc. .................... 10,209 4,799,455
Enphase Energy, Inc.
(d)
............... 8,973 2,754,711
Entegris , Inc. ...................... 36,188 2,871,156
Infineon Technologies AG ............. 64,046 1,554,107
Intel Corp. ....................... 100,259 2,850,363
KLA Corp. ........................ 3,829 1,211,687
Lam Research Corp. ................ 9,391 3,801,289
Microchip Technology, Inc. ............. 12,648 780,888
Micron Technology, Inc. ............... 31,704 1,715,186
NVIDIA Corp. ..................... 62,069 8,377,453
NXP Semiconductors NV ............. 8,954 1,308,000
ON Semiconductor Corp.
(d)
............ 11,666 716,642
Qorvo , Inc.
(d)
...................... 3,499 301,194
QUALCOMM, Inc. .................. 22,888 2,693,002
Renesas Electronics Corp.
(d)
........... 106,800 893,462
Rohm Co. Ltd. ..................... 12,200 857,228
Skyworks Solutions, Inc. .............. 11,065 951,701
SolarEdge Technologies, Inc.
(d)
.......... 7,914 1,820,458
STMicroelectronics NV ............... 26,918 836,987
Teradyne, Inc. ..................... 10,509 854,907
Texas Instruments, Inc. ............... 23,489 3,773,038
Tokyo Electron Ltd. ................. 2,900 762,980
60,347,858
Software — 4.4%
Adobe, Inc.
(d)
...................... 12,984 4,135,404
Autodesk, Inc.
(d)
.................... 3,454 740,192
AVEVA Group plc ................... 3,476 124,400
Cadence Design Systems, Inc.
(d)
........ 6,612 1,000,991
Dassault Systemes SE ............... 20,052 672,119
Fortinet, Inc.
(d)
..................... 15,207 869,232
Intuit, Inc. ........................ 8,878 3,795,345
Microsoft Corp. .................... 198,297 46,030,683
Nemetschek SE .................... 2,478 118,144
Oracle Corp. ...................... 35,249 2,751,889
Oracle Corp. Japan ................. 7,200 383,555
Paycom Software, Inc.
(d)
.............. 1,832 633,872
Roper Technologies, Inc. .............. 3,103 1,286,318
Sage Group plc (The) ................ 85,861 715,629
Salesforce, Inc.
(d)
................... 26,919 4,376,760
SAP SE ......................... 35,525 3,419,383
ServiceNow , Inc.
(d)
.................. 4,700 1,977,478
Synopsys, Inc.
(d)
................... 2,819 824,698
Temenos AG (Registered) ............. 1,536 91,482
Trend Micro, Inc. ................... 1,900 95,805
Tyler Technologies, Inc.
(d)
............. 1,732 560,008
WiseTech Global Ltd. ................ 7,210 266,647

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Software (continued)
Xero Ltd.
(d)
....................... 6,222 $ 308,977
75,179,011
Specialty Retail — 1.6%
Advance Auto Parts, Inc. .............. 1,380 262,090
AutoZone, Inc.
(d)
................... 402 1,018,218
Best Buy Co., Inc. .................. 4,985 341,024
Burlington Stores, Inc.
(d)
.............. 7,436 1,063,051
Fast Retailing Co. Ltd. ............... 1,200 668,569
H & M Hennes & Mauritz AB, Class B ..... 44,036 443,538
Home Depot, Inc. (The) .............. 27,794 8,230,637
Industria de Diseno Textil SA ........... 27,117 615,507
JD Sports Fashion plc ................ 127,039 141,957
Kingfisher plc ..................... 281,093 706,228
Lowe's Cos., Inc. ................... 16,789 3,273,016
Nitori Holdings Co. Ltd. ............... 4,000 362,468
O'Reilly Automotive, Inc.
(d)
............. 1,418 1,187,107
Ross Stores, Inc. ................... 33,360 3,192,218
TJX Cos., Inc. (The) ................. 78,198 5,638,076
USS Co. Ltd. ...................... 8,500 128,254
27,271,958
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ....................... 399,580 61,271,597
Canon, Inc. ....................... 30,400 644,404
FUJIFILM Holdings Corp. ............. 35,500 1,624,121
HP, Inc. ......................... 26,930 743,807
Logitech International SA (Registered) ..... 10,485 521,439
Ricoh Co. Ltd. ..................... 15,700 115,046
Seagate Technology Holdings plc ........ 6,803 337,837
65,258,251
Textiles, Apparel & Luxury Goods — 0.8%
Cie Financiere Richemont SA (Registered) .. 9,463 924,853
Hermes International ................ 294 380,549
Kering SA ........................ 929 425,446
Lululemon Athletica , Inc.
(d)
............. 5,672 1,866,315
LVMH Moet Hennessy Louis Vuitton SE .... 5,313 3,352,476
NIKE, Inc., Class B ................. 66,373 6,151,450
Ralph Lauren Corp., Class A ........... 1,150 106,593
Tapestry, Inc. ...................... 6,557 207,726
VF Corp. ........................ 26,493 748,427
14,163,835
Tobacco — 0.6%
Altria Group, Inc. ................... 34,384 1,590,948
British American Tobacco plc ........... 61,929 2,445,791
Imperial Brands plc ................. 36,523 889,668
Japan Tobacco, Inc. ................. 57,700 966,327
Philip Morris International, Inc. .......... 31,160 2,862,046
Swedish Match AB .................. 68,718 706,757
9,461,537
Trading Companies & Distributors — 0.2%
Brenntag SE ...................... 9,927 602,334
ITOCHU Corp. .................... 55,400 1,431,788
Mitsubishi Corp. .................... 20,200 547,196
Mitsui & Co. Ltd. ................... 24,600 544,378
MonotaRO Co. Ltd. ................. 15,800 239,842
Reece Ltd. ....................... 30,210 299,981
3,665,519
Transportation Infrastructure — 0.1%
Aena SME SA
(c)(d)(f)
.................. 1,817 213,555
Aeroports de Paris
(d)
................. 3,087 417,457
Atlantia SpA ...................... 10,037 223,901
854,913
Security
Shares
Shares Value
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 21,721 $ 3,156,930
Essential Utilities, Inc. ................ 8,173 361,410
Severn Trent plc ................... 23,435 672,578
United Utilities Group plc .............. 55,878 602,153
4,793,071
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. ............... 13,700 588,089
Total Common Stocks — 69.0%
(Cost: $1,063,943,896) ........................... 1,167,076,318
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)( i )
...... USD 300 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) . 3,605 201,420
Volkswagen AG (Preference) ........... 5,935 759,688
961,108
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ...... 12,505 787,798
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 972 342,718
Total Preferred Securities — 0.1%
(Cost: $2,677,913) .............................. 2,091,624
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(d)
1,719 86,981
Total Warrants — 0.0%
(Cost: $8,509) ................................. 86,981
Total Long-Term Investments — 69.1%
(Cost: $1,066,820,205) ........................... 1,169,254,923
Short-Term Securities
Money Market Funds — 3.6%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.92% ................... 61,076,310 61,076,310
SL Liquidity Series, LLC, Money Market Series,
3.37%
(l)
....................... 4,003 4,001
Total Money Market Funds — 3.6%
(Cost: $61,080,311) .............................. 61,080,311

BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills
(m)
2.46%, 11/03/22 ................. USD 600 $ 599,929
2.92%, 12/08/22 ................. 700 697,526
3.34%, 01/26/23 ................. 1,000 990,474
3.48%, 02/02/23 ................. 1,000 989,563
3.72%, 03/23/23 ................. 2,027 1,993,140
3.60%, 04/20/23 ................. 1,930 1,890,407
Total U.S. Treasury Obligations — 0.4%
(Cost: $7,176,471) .............................. 7,161,039
Total Short-Term Securities — 4.0%
(Cost: $68,256,782) .............................. 68,241,350
Total Investments — 73.1%
(Cost: $1,135,076,987 ) ........................... 1,237,496,273
Other Assets Less Liabilities — 26.9% .................. 455,020,986
Net Assets — 100.0% ..............................
$ 1,692,517,259
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 127,278,609 $ — $ (66,202,299)
(a)
$ — $ — $ 61,076,310 61,076,310 $ 764,036 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 10,572,576 — (10,568,584)
(a)
477 (468) 4,001 4,003 26,081
(b)
—
$ 477 $ (468) $ 61,080,311 $ 790,117 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Exchange Index .................................................. 622 11/18/22 $ 82,008 $ 2,303,046
IBEX 35 Index ............................................................ 2,435 11/18/22 191,497 8,295,454
FTSE China A50 Index ...................................................... 4 11/29/22 45 (2,848)
FTSE/JSE Top 40 Index ..................................................... 2,411 12/15/22 79,259 (3,044,232)
S&P/TSX 60 Index ......................................................... 614 12/15/22 106,147 2,828,381
SPI 200 Index ............................................................ 734 12/15/22 80,564 2,917,902
DAX Index .............................................................. 184 12/16/22 60,327 3,553,488
FTSE 100 Index .......................................................... 2,753 12/16/22 224,566 (2,194,435)
Mini-DAX Index ........................................................... 91 12/16/22 5,967 401,340
S&P 500 E-Mini Index ...................................................... 548 12/16/22 106,394 1,494,986
Canada 10 Year Bonds ...................................................... 138 12/19/22 12,462 (46,116)
U.S. Treasury 10 Year Note ................................................... 4,263 12/20/22 471,861 (518,161)
Long Gilt ............................................................... 1,673 12/28/22 195,946 5,856,238
21,845,043
Short Contracts
CAC 40 10 Euro Index ...................................................... 2,034 11/18/22 125,906 (3,381,323)
OMX Stockholm 30 Index .................................................... 8,108 11/18/22 144,048 (1,859,108)
SGX NIFTY 50 Index ....................................................... 2,278 11/24/22 82,439 (1,114,058)
MSCI Singapore Index ...................................................... 179 11/29/22 3,515 (100,257)
Euro-Bobl ............................................................... 2,232 12/08/22 263,965 6,994,224
Euro-Bund .............................................................. 4,760 12/08/22 651,231 (7,834,867)
TOPIX Index ............................................................. 436 12/08/22 56,381 (1,254,616)
Japan 10 Year Bond ........................................................ 229 12/13/22 229,116 (583,422)
Australia 10 Year Bonds ..................................................... 403 12/15/22 30,542 (290,802)
FTSE/MIB Index .......................................................... 1,290 12/16/22 143,719 (9,356,945)
MSCI EAFE E-Mini Index .................................................... 3,358 12/16/22 294,816 12,087,059
S&P 500 E-Mini Index ...................................................... 5,702 12/16/22 1,107,043 841,540
WIG20 Index ............................................................ 1,502 12/16/22 9,685 (1,024,233)
U.S. Treasury Ultra Bond .................................................... 261 12/20/22 33,490 5,580,482
SET50 Index ............................................................. 10,807 12/29/22 55,676 (712,371)
(2,008,697)
$ 19,836,346
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 36,540,000 USD 6,977,277 Citibank NA 12/21/22 $ 21,101
EUR 17,390,000 USD 16,797,919 Bank of America NA 12/21/22 460,285
GBP 12,787,000 USD 14,445,314 Standard Chartered Bank 12/21/22 244,759
JPY 397,605,000 USD 2,687,555 Bank of New York Mellon 12/21/22 3,900
MXN 23,080,000 USD 1,141,084 UBS AG 12/21/22 13,392
SGD 5,000,000 USD 3,475,959 State Street Bank and Trust Co. 12/21/22 57,178
USD 25,516,880 AUD 37,762,000 Morgan Stanley & Co. International plc 12/21/22 1,322,795
USD 5,195,547 BRL 27,021,000 Morgan Stanley & Co. International plc 12/21/22 20,310
USD 15,291,640 CAD 19,856,000 HSBC Bank plc 12/21/22 708,192
USD 194,370 CHF 184,000 Canadian Imperial Bank of Commerce 12/21/22 9,480
USD 7,351,248 EUR 7,379,000 Bank of America NA 12/21/22 28,172
USD 5,313,974 EUR 5,318,000 JPMorgan Chase Bank NA 12/21/22 36,278
USD 34,732,628 EUR 34,115,000 Morgan Stanley & Co. International plc 12/21/22 876,179
USD 9,220,577 EUR 9,238,000 Standard Chartered Bank 12/21/22 52,590
USD 28,293,201 GBP 24,174,000 UBS AG 12/21/22 521,416
USD 90,892 INR 7,270,000 Bank of America NA 12/21/22 3,596
USD 4,223,634 JPY 619,548,000 JPMorgan Chase Bank NA 12/21/22 29,806
USD 13,617,600 JPY 1,924,323,000 Morgan Stanley & Co. International plc 12/21/22 591,536

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,995,256 KRW 11,306,731,000 Bank of America NA 12/21/22 $ 65,936
USD 7,279,377 KRW 10,053,548,000 BNP Paribas SA 12/21/22 228,904
USD 7,561,150 KRW 10,758,760,000 Citibank NA 12/21/22 16,118
USD 4,177,415 NOK 41,133,000 Citibank NA 12/21/22 213,886
USD 6,224,721 PLN 29,234,000 UBS AG 12/21/22 156,650
USD 10,253,956 SEK 107,118,000 Bank of America NA 12/21/22 510,537
USD 9,067,790 SGD 12,652,000 HSBC Bank plc 12/21/22 127,540
USD 6,298,030 THB 226,981,000 Goldman Sachs International 12/21/22 307,192
USD 11,753,470 ZAR 203,215,000 Goldman Sachs International 12/21/22 733,194
7,360,922
AUD 3,797,000 USD 2,437,342 JPMorgan Chase Bank NA 12/21/22 (4,609)
AUD 9,299,000 USD 6,242,470 Standard Chartered Bank 12/21/22 (284,608)
CAD 8,103,000 USD 6,104,647 Standard Chartered Bank 12/21/22 (153,313)
CHF 4,848,000 USD 5,120,813 HSBC Bank plc 12/21/22 (249,357)
CLP 12,048,968,000 USD 13,138,118 Bank of America NA 12/21/22 (476,749)
CLP 7,330,684,000 USD 7,770,082 JPMorgan Chase Bank NA 12/21/22 (66,809)
EUR 3,706,000 USD 3,678,757 Bank of New York Mellon 12/21/22 (844)
EUR 2,585,000 USD 2,631,751 BNP Paribas SA 12/21/22 (66,342)
EUR 17,364,000 USD 17,380,425 HSBC Bank plc 12/21/22 (148,023)
GBP 167,000 USD 195,436 HSBC Bank plc 12/21/22 (3,582)
GBP 6,952,000 USD 8,041,780 JPMorgan Chase Bank NA 12/21/22 (55,123)
JPY 1,094,914,000 USD 7,750,401 Citibank NA 12/21/22 (338,745)
JPY 1,383,383,000 USD 9,562,083 Nomura International plc 12/21/22 (197,732)
KRW 10,923,425,000 USD 7,716,928 BNP Paribas SA 12/21/22 (56,416)
KRW 10,305,505,000 USD 7,428,663 Citibank NA 12/21/22 (201,495)
KRW 12,690,809,000 USD 8,940,690 Morgan Stanley & Co. International plc 12/21/22 (40,727)
NZD 555,000 USD 340,489 UBS AG 12/21/22 (17,562)
SEK 53,238,000 USD 5,095,702 Bank of New York Mellon 12/21/22 (253,190)
USD 10,486,937 AUD 16,655,000 Northern Trust Co. 12/21/22 (183,910)
USD 6,311,617 CAD 8,645,000 BNP Paribas SA 12/21/22 (37,794)
USD 16,662,351 CLP 16,099,145,000 BNP Paribas SA 12/21/22 (255,048)
USD 8,993,492 EUR 9,250,000 HSBC Bank plc 12/21/22 (186,404)
USD 2,695,891 EUR 2,735,000 State Street Bank and Trust Co. 12/21/22 (18,381)
USD 10,225,501 GBP 8,985,000 Bank of America NA 12/21/22 (96,725)
USD 3,761,027 GBP 3,421,000 Bank of New York Mellon 12/21/22 (169,116)
USD 8,963,197 GBP 7,995,000 HSBC Bank plc 12/21/22 (221,688)
USD 7,122,257 KRW 10,279,055,000 Citibank NA 12/21/22 (86,362)
USD 5,638,172 MXN 113,992,000 Toronto Dominion Bank 12/21/22 (63,778)
USD 2,837,595 SEK 32,150,000 Bank of New York Mellon 12/21/22 (86,759)
(4,021,191)
$ 3,339,731
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.85% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 516,000 $ 328,189 $ — $ 328,189
9.47% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 1,384,000 (793,344) — (793,344)
8.93% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 688,000 327,766 — 327,766
9.34% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 1,508,000 (472,813) — (472,813)
9.32% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 287,000 (81,223) — (81,223)
3.74% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 31,000 299,813 — 299,813
3.83% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 90,667 508,378 — 508,378
3.83% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 181,333 1,028,767 — 1,028,767
3.87% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 9,000 34,162 — 34,162

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.69% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 20,000 $ 235,838 $ — $ 235,838
3.83% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/28 USD 35,000 200,887 — 200,887
3.92% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 41,000 (294,951) — (294,951)
3.71% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 26,000 (112,704) — (112,704)
3 month
TWCPBA Quarterly 1.34% Quarterly 03/15/23
(a)
03/15/28 TWD 216,750 (68,304) — (68,304)
3 month
TWCPBA Quarterly 1.34% Quarterly 03/15/23
(a)
03/15/28 TWD 2,369,750 (729,280) — (729,280)
3 month
TWCPBA Quarterly 1.56% Quarterly 03/15/23
(a)
03/15/28 TWD 745,000 9,946 — 9,946
3 month
TWCPBA Quarterly 1.60% Quarterly 03/15/23
(a)
03/15/28 TWD 605,000 43,804 — 43,804
3 month
TWCPBA Quarterly 1.65% Quarterly 03/15/23
(a)
03/15/28 TWD 360,400 52,697 — 52,697
3 month
TWCPBA Quarterly 1.69% Quarterly 03/15/23
(a)
03/15/28 TWD 63,600 13,055 — 13,055
3 month
TWCPBA Quarterly 1.70% Quarterly 03/15/23
(a)
03/15/28 TWD 789,000 173,607 — 173,607
1 week
CNREPOFI Quarterly 2.43% Quarterly 03/15/23
(a)
03/15/28 CNY 1,299,051 (128,746) — (128,746)
1 week
CNREPOFI Quarterly 2.44% Quarterly 03/15/23
(a)
03/15/28 CNY 1,487,500 (75,224) — (75,224)
1 day THOR Quarterly 2.52% Quarterly 03/15/23
(a)
03/15/28 THB 4,445,000 (2,439,870) — (2,439,870)
1 week
CNREPOFI Quarterly 2.53% Quarterly 03/15/23
(a)
03/15/28 CNY 248,000 119,114 — 119,114
1 week
CNREPOFI Quarterly 2.54% Quarterly 03/15/23
(a)
03/15/28 CNY 37,000 21,587 — 21,587
1 week
CNREPOFI Quarterly 2.56% Quarterly 03/15/23
(a)
03/15/28 CNY 26,000 17,772 — 17,772
1 day THOR Quarterly 2.65% Quarterly 03/15/23
(a)
03/15/28 THB 353,500 (137,716) — (137,716)
1 day THOR Quarterly 2.66% Quarterly 03/15/23
(a)
03/15/28 THB 353,500 (134,667) — (134,667)
3.91% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 51,000 (348,563) (1,762) (346,801)
3.97% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 27,000 (237,858) 2,390 (240,248)
3.86% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 6,000 (31,133) — (31,133)
3.90% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 84,000 (546,454) 476,046 (1,022,500)
3.89% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 15,000 (92,644) — (92,644)
4.15% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 42,900,000 (73,959) — (73,959)
3.71% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 271,800,730 3,340,582 — 3,340,582
4.39% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 17,834,500 (168,499) — (168,499)
4.40% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 17,834,500 (175,031) — (175,031)
4.32% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 24,650,000 (172,043) — (172,043)
4.16% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 47,379,850 (93,001) — (93,001)
4.18% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 87,991,150 (235,774) — (235,774)
4.31% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 24,650,000 (164,192) — (164,192)
3.82% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 37,745,000 328,657 — 328,657
4.27% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 42,039,000 (226,459) — (226,459)
4.24% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 42,039,000 (198,340) — (198,340)
4.14% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 23,732,000 (32,599) — (32,599)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.05% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 24,091,000 $ 39,037 $ — $ 39,037
4.09% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 25,575,000 2,748 — 2,748
4.09% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 25,575,000 5,599 — 5,599
4.31% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 68,000 93,918 — 93,918
4.34% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 68,000 82,392 — 82,392
4.30% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 150,000 217,767 — 217,767
4.61% Quarterly 3 month HIBOR Quarterly 03/15/23
(a)
03/15/28 HKD 147,000 (44,074) — (44,074)
3.26% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 180,000 (24,524) 42,984 (67,508)
3.27% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 221,000 (39,577) 6,376 (45,953)
3.28% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 318,000 (71,879) 33,147 (105,026)
3.19% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 2,201,000 333,579 594,052 (260,473)
3.32% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 125,000 (47,866) 35,486 (83,352)
1 day THOR Quarterly 3.04% Quarterly 03/15/23
(a)
03/15/28 THB 655,000 55,557 — 55,557
1 day THOR Quarterly 3.09% Quarterly 03/15/23
(a)
03/15/28 THB 650,000 101,587 — 101,587
6 month BBR Semi-Annual 4.02% Semi-Annual 03/15/23
(a)
03/15/28 AUD 252,500 (2,574,710) — (2,574,710)
6 month BBR Semi-Annual 4.04% Semi-Annual 03/15/23
(a)
03/15/28 AUD 31,000 (292,638) — (292,638)
6 month BBR Semi-Annual 4.05% Semi-Annual 03/15/23
(a)
03/15/28 AUD 44,500 (412,451) — (412,451)
6 month BBR Semi-Annual 4.08% Semi-Annual 03/15/23
(a)
03/15/28 AUD 31,000 (258,547) — (258,547)
6 month BBR Semi-Annual 4.17% Semi-Annual 03/15/23
(a)
03/15/28 AUD 38,750 (231,870) — (231,870)
6 month BBR Semi-Annual 4.19% Semi-Annual 03/15/23
(a)
03/15/28 AUD 58,125 (301,318) — (301,318)
6 month BBR Semi-Annual 4.20% Semi-Annual 03/15/23
(a)
03/15/28 AUD 58,125 (291,357) — (291,357)
6 month BBR Semi-Annual 4.26% Semi-Annual 03/15/23
(a)
03/15/28 AUD 13,000 (42,141) — (42,141)
6 month BBR Semi-Annual 4.26% Semi-Annual 03/15/23
(a)
03/15/28 AUD 13,000 (43,905) — (43,905)
6 month BBR Semi-Annual 4.37% Semi-Annual 03/15/23
(a)
03/15/28 AUD 52,000 (5,183) — (5,183)
6 month BBR Semi-Annual 4.37% Semi-Annual 03/15/23
(a)
03/15/28 AUD 18,000 (3,336) — (3,336)
6 month BBR Semi-Annual 4.38% Semi-Annual 03/15/23
(a)
03/15/28 AUD 18,000 3,862 — 3,862
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 96,115 90,627 — 90,627
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 28,885 28,473 — 28,473
6 month BBR Semi-Annual 4.41% Semi-Annual 03/15/23
(a)
03/15/28 AUD 16,000 16,229 — 16,229
6 month BBR Semi-Annual 4.42% Semi-Annual 03/15/23
(a)
03/15/28 AUD 167,029 217,129 — 217,129
6 month BBR Semi-Annual 4.43% Semi-Annual 03/15/23
(a)
03/15/28 AUD 65,717 102,323 — 102,323
6 month BBR Semi-Annual 4.44% Semi-Annual 03/15/23
(a)
03/15/28 AUD 69,029 124,239 — 124,239
6 month BBR Semi-Annual 4.45% Semi-Annual 03/15/23
(a)
03/15/28 AUD 60,300 130,058 — 130,058
6 month BBR Semi-Annual 4.49% Semi-Annual 03/15/23
(a)
03/15/28 AUD 29,700 98,416 — 98,416
6 month BBR Semi-Annual 4.50% Semi-Annual 03/15/23
(a)
03/15/28 AUD 81,225 279,594 — 279,594
6 month BBR Semi-Annual 4.55% Semi-Annual 03/15/23
(a)
03/15/28 AUD 39,000 198,300 — 198,300
6 month BBR Semi-Annual 4.57% Semi-Annual 03/15/23
(a)
03/15/28 AUD 14,350 81,367 — 81,367
6 month BBR Semi-Annual 4.58% Semi-Annual 03/15/23
(a)
03/15/28 AUD 26,650 156,439 — 156,439
6 month BBR Semi-Annual 4.67% Semi-Annual 03/15/23
(a)
03/15/28 AUD 48,000 401,732 — 401,732
1 day SONIA Annual 4.85% Annual 03/15/23
(a)
03/15/28 GBP 87,000 2,476,467 187,457 2,289,010
1 day SONIA Annual 5.32% Annual 03/15/23
(a)
03/15/28 GBP 28,000 1,457,258 118,241 1,339,017
1 day SONIA Annual 5.33% Annual 03/15/23
(a)
03/15/28 GBP 59,000 3,089,452 2,127 3,087,325
3.00% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 84,000 29,710 111,101 (81,391)
3.08% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 47,000 (162,039) 56,020 (218,059)
3.23% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 14,000 (142,033) 9,997 (152,030)
3.29% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 28,000 (362,627) 44,211 (406,838)
3.16% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 52,000 (360,239) (15,443) (344,796)
7.02% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 128,400 491,118 — 491,118
7.02% Annual 6 month WIBOR Annual 03/15/23
(a)
03/15/28 PLN 79,600 307,595 — 307,595
7.04% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 208,000 762,836 — 762,836
1 day MIBOR Semi-Annual 6.91% Semi-Annual 03/15/23
(a)
03/15/28 INR 2,381,000 (47,896) — (47,896)
1 day MIBOR Semi-Annual 7.13% Semi-Annual 03/15/23
(a)
03/15/28 INR 1,323,000 118,571 — 118,571

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month JIBAR Quarterly 8.56% Quarterly 03/15/23
(a)
03/15/28 ZAR 22,000 $ (10,003) $ — $ (10,003)
3 month JIBAR Quarterly 8.65% Quarterly 03/15/23
(a)
03/15/28 ZAR 534,600 (132,661) — (132,661)
3 month JIBAR Quarterly 8.66% Quarterly 03/15/23
(a)
03/15/28 ZAR 906,000 (205,127) — (205,127)
3 month JIBAR Quarterly 8.77% Quarterly 03/15/23
(a)
03/15/28 ZAR 653,400 8,322 — 8,322
3 month JIBAR Quarterly 8.85% Quarterly 03/15/23
(a)
03/15/28 ZAR 775,000 136,237 — 136,237
3 month JIBAR Quarterly 8.98% Quarterly 03/15/23
(a)
03/15/28 ZAR 59,000 27,688 — 27,688
3 month JIBAR Quarterly 9.08% Quarterly 03/15/23
(a)
03/15/28 ZAR 291,000 199,828 — 199,828
3 month JIBAR Quarterly 9.10% Quarterly 03/15/23
(a)
03/15/28 ZAR 610,000 438,775 — 438,775
3 month JIBAR Quarterly 9.12% Quarterly 03/15/23
(a)
03/15/28 ZAR 338,000 261,495 — 261,495
$ 5,377,553 $ 1,702,430 $ 3,675,123
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 11.27% At Termination Bank of America NA N/A 01/04/27 BRL 90,000 $ (76,378) $ — $ (76,378)
1 day
BZDIOVER At Termination 11.66% At Termination Bank of America NA N/A 01/04/27 BRL 90,000 206,643 — 206,643
1 day
BZDIOVER At Termination 11.31% At Termination BNP Paribas SA N/A 01/04/27 BRL 117,000 (55,538) — (55,538)
1 day
BZDIOVER At Termination 11.50% At Termination BNP Paribas SA N/A 01/04/27 BRL 102,000 109,510 — 109,510
1 day
BZDIOVER At Termination 11.65% At Termination BNP Paribas SA N/A 01/04/27 BRL 147,000 327,607 — 327,607
1 day
BZDIOVER At Termination 11.38% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 47,000 6,075 — 6,075
1 week
CNREPOFI Quarterly 2.43% Quarterly Bank of America NA 03/15/23
(a)
03/15/28 CNY 25,000 (2,478) — (2,478)
$ 515,441 $ — $ 515,441
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures
November 2022 ........ TWD 656,298,240 Merrill Lynch International & Co. 11/16/22 TWD 656,298 $ 37,432 $ — $ 37,432
Taiwan Capitalization Weighted
Stock Index Futures
November 2022 ........ TWD 1,023,049,782 Merrill Lynch International & Co. 11/16/22 TWD 1,023,050 464,856 — 464,856
Taiwan Capitalization Weighted
Stock Index Futures
November 2022 ........ TWD 2,520,312,020 Merrill Lynch International & Co. 11/16/22 TWD 2,520,312 (692,467) — (692,467)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
i
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures
December 2022 ........ KRW 10,771,515,450 Merrill Lynch International & Co. 12/08/22 KRW 10,771,515 $ 301,562 $ — $ 301,562
BOVESPA Index Futures
December 2022 ........ BRL (194,474,096) Merrill Lynch International & Co. 12/14/22 BRL 194,474 33,301 — 33,301
MEX BOLSA Index Futures
December 2022 ........ MXN 46,036,937 Merrill Lynch International & Co. 12/16/22 MXN 46,037 124,560 — 124,560
Swiss Market Index Futures
December 2022 ........ CHF (3,972,767) HSBC Bank plc 12/16/22 CHF 3,973 (246,310) — (246,310)
Swiss Market Index Futures
December 2022 ........ CHF (24,772,410) HSBC Bank plc 12/16/22 CHF 24,772 (1,839,847) — (1,839,847)
Swiss Market Index Futures
December 2022 ........ CHF (5,913,024) HSBC Bank plc 12/16/22 CHF 5,913 (145,419) — (145,419)
Swiss Market Index Futures
December 2022 ........ CHF (8,800,013) HSBC Bank plc 12/16/22 CHF 8,800 (395,603) — (395,603)
Swiss Market Index Futures
December 2022 ........ CHF (9,710,476) HSBC Bank plc 12/16/22 CHF 9,710 (566,809) — (566,809)
Swiss Market Index Futures
December 2022 ........ CHF (8,251,231) HSBC Bank plc 12/16/22 CHF 8,251 (511,468) — (511,468)
$ (3,436,212) $ — $ (3,436,212)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly
1 day SOFR minus
1.25% Quarterly Citibank NA 06/09/23 USD 5,647 $ 809,314 $ — $ 809,314
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 6.25
1 day SOFR ......................................... Secured Overnight Financing Rate 3.04
1 day SORA ......................................... Singapore Overnight Rate Average 2.85
1 day THOR ......................................... Thailand Overnight Repo Rate ON 0.98
1 week CNREPOFI .................................... China Fixing Repo Rates 1.94
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.60
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 3.96
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 4.59
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 6.52
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.10)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 1.16
6 month BBR ........................................ Australian Bank Bill Rate 3.66
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.62

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 1,719,635 $ (17,205) $ 19,079,831 $ (15,404,708)
OTC Swaps ................................................................... — — 2,420,860 (4,532,317)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 34,723,196 $ — $ 18,430,944 $ — $ 53,154,140
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 7,360,922 — — 7,360,922
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 19,079,831 — 19,079,831
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,771,025 — 649,835 — 2,420,860
$ — $ — $ 36,494,221 $ 7,360,922 $ 38,160,610 $ — $ 82,015,753
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 24,044,426 $ — $ 9,273,368 $ — $ 33,317,794
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 4,021,191 — — 4,021,191
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 15,404,708 — 15,404,708
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 4,397,923 — 134,394 — 4,532,317
$ — $ — $ 28,442,349 $ 4,021,191 $ 24,812,470 $ — $ 57,276,010
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 94,507,101 $ — $ 32,531,334 $ — $ 127,038,435
Forward foreign currency exchange contracts .... — — — 3,461,395 — — 3,461,395
Swaps .............................. — — (6,779) — 44,375,821 — 44,369,042
$ — $ — $ 94,500,322 $ 3,461,395 $ 76,907,155 $ — $ 174,868,872
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (44,181,696) $ — $ (16,132,280) $ — $ (60,313,976)
Forward foreign currency exchange contracts .... — — — 4,182,357 — — 4,182,357
Swaps .............................. — — (6,462,458) — 3,368,543 — (3,093,915)
$ — $ — $ (50,644,154) $ 4,182,357 $ (12,763,737) $ — $ (59,225,534)

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,614,303,815
Average notional value of contracts — short ................................................................................. $ 3,428,707,682
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 294,293,930
Average amounts sold — in USD ........................................................................................ $ 142,403,435
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,730,386,397
Average notional value — receives fixed rate ................................................................................ $ 2,235,545,222
Total return swaps
Average notional value ............................................................................................... $ 252,648,205
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 22,751,052 $ 6,271,335
Forward foreign currency exchange contracts ................................................................. 7,360,922 4,021,191
Swaps — centrally cleared .............................................................................. 5,281,576 —
Swaps — OTC
(a)
.................................................................................... 2,420,860 4,532,317
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 37,814,410 $ 14,824,843
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(28,032,628) (6,271,335)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,781,782 $ 8,553,508
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,275,169 $ (652,330) $ — $ — $ 622,839
Bank of New York Mellon ........................... 3,900 (3,900) — — —
BNP Paribas SA ................................. 666,021 (471,138) — — 194,883
Canadian Imperial Bank of Commerce .................. 9,480 — — — 9,480
Citibank NA .................................... 1,060,419 (626,602) — (433,817) —
Goldman Sachs International ........................ 1,040,386 — — — 1,040,386
HSBC Bank plc .................................. 835,732 (835,732) — — —
JPMorgan Chase Bank NA .......................... 66,084 (66,084) — — —
Merrill Lynch International & Co. ...................... 961,711 (692,467) — — 269,244
Morgan Stanley & Co. International plc .................. 2,816,895 (40,727) — (20,000) 2,756,168
Standard Chartered Bank ........................... 297,349 (297,349) — — —
State Street Bank and Trust Co. ...................... 57,178 (18,381) — — 38,797
UBS AG ...................................... 691,458 (17,562) — — 673,896
$ 9,781,782 $ (3,722,272) $ — $ (453,817) $ 5,605,693

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 652,330 $ (652,330) $ — $ — $ —
Bank of New York Mellon ........................... 509,909 (3,900) — — 506,009
BNP Paribas SA ................................. 471,138 (471,138) — — —
Citibank NA .................................... 626,602 (626,602) — — —
HSBC Bank plc .................................. 4,514,510 (835,732) — (3,450,000) 228,778
JPMorgan Chase Bank NA .......................... 126,541 (66,084) — — 60,457
Merrill Lynch International & Co. ...................... 692,467 (692,467) — — —
Morgan Stanley & Co. International plc .................. 40,727 (40,727) — — —
Nomura International plc ........................... 197,732 — — — 197,732
Northern Trust Co. ............................... 183,910 — — — 183,910
Standard Chartered Bank ........................... 437,921 (297,349) — — 140,572
State Street Bank and Trust Co. ...................... 18,381 (18,381) — — —
Toronto Dominion Bank ............................ 63,778 — — — 63,778
UBS AG ...................................... 17,562 (17,562) — — —
$ 8,553,508 $ (3,722,272) $ — $ (3,450,000) $ 1,381,236
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 27,183,050 5,581,005 — 32,764,055
Air Freight & Logistics .................................... — 330,203 — 330,203
Airlines .............................................. 713,647 — — 713,647
Auto Components ...................................... 1,198,208 895,703 — 2,093,911
Automobiles .......................................... 30,127,163 11,905,222 — 42,032,385
Banks ............................................... 30,555,572 24,437,422 — 54,992,994
Beverages ........................................... 13,068,975 10,023,641 — 23,092,616
Biotechnology ......................................... 22,939,415 3,463,959 — 26,403,374
Building Products ....................................... 12,938,072 4,039,023 — 16,977,095
Capital Markets ........................................ 17,128,953 7,871,981 — 25,000,934
Chemicals ............................................ 9,679,362 8,354,109 — 18,033,471
Commercial Services & Supplies ............................. 1,900,439 1,561,759 — 3,462,198
Communications Equipment ................................ 3,436,325 1,170,612 — 4,606,937
Construction & Engineering ................................ 434,643 7,133,595 — 7,568,238
Construction Materials .................................... 1,653,736 349,791 — 2,003,527
Consumer Finance ...................................... 3,562,832 — — 3,562,832
Containers & Packaging .................................. 2,538,661 — — 2,538,661
Distributors ........................................... 3,518,729 296,575 — 3,815,304
Diversified Financial Services ............................... 13,552,303 1,987,547 — 15,539,850
Diversified Telecommunication Services ........................ — 268,665 — 268,665
Electric Utilities ........................................ 34,233,585 8,253,351 — 42,486,936
Electrical Equipment ..................................... — 5,639,201 — 5,639,201
Electronic Equipment, Instruments & Components ................. 2,782,978 5,424,147 — 8,207,125
Energy Equipment & Services .............................. 2,363,825 353,841 — 2,717,666

BlackRock Tactical Opportunities Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Entertainment ......................................... $ 15,689,300 $ 2,346,167 $ — $ 18,035,467
Equity Real Estate Investment Trusts (REITs) .................... 27,183,736 6,035,089 — 33,218,825
Food & Staples Retailing .................................. 29,865,311 7,331,530 — 37,196,841
Food Products ......................................... 11,627,324 12,406,812 — 24,034,136
Gas Utilities ........................................... — 2,431,875 — 2,431,875
Health Care Equipment & Supplies ........................... 25,228,969 5,693,870 — 30,922,839
Health Care Providers & Services ............................ 11,828,291 729,440 — 12,557,731
Health Care Technology .................................. — 309,922 — 309,922
Hotels, Restaurants & Leisure .............................. 174,896 — — 174,896
Household Durables ..................................... 9,104,786 2,569,023 — 11,673,809
Household Products ..................................... 6,978,197 2,229,775 — 9,207,972
Independent Power and Renewable Electricity Producers ............ 2,699,497 989,467 — 3,688,964
Industrial Conglomerates .................................. 8,683,960 6,412,852 — 15,096,812
Insurance ............................................ 2,881,809 1,699,774 — 4,581,583
Interactive Media & Services ............................... 33,832,518 284,865 — 34,117,383
Internet & Direct Marketing Retail ............................ 23,392,072 1,249,810 — 24,641,882
IT Services ........................................... 32,893,881 6,596,253 — 39,490,134
Leisure Products ....................................... 216,565 — — 216,565
Life Sciences Tools & Services .............................. 16,343,430 1,959,960 — 18,303,390
Machinery ............................................ 32,713,789 1,989,755 — 34,703,544
Marine .............................................. — 937,672 — 937,672
Media ............................................... 10,077,062 1,158,511 — 11,235,573
Metals & Mining ........................................ — 5,464,691 — 5,464,691
Multiline Retail ......................................... 18,706,293 2,146,701 — 20,852,994
Multi-Utilities .......................................... 18,426,940 3,356,523 — 21,783,463
Oil, Gas & Consumable Fuels ............................... 22,031,590 14,569,286 — 36,600,876
Paper & Forest Products .................................. — 272,751 — 272,751
Personal Products ...................................... 548,541 8,004,411 — 8,552,952
Pharmaceuticals ....................................... 53,807,762 31,781,978 — 85,589,740
Professional Services .................................... 668,460 2,841,706 — 3,510,166
Real Estate Management & Development ....................... 764,449 3,814,068 — 4,578,517
Road & Rail ........................................... 4,757,410 1,899,076 — 6,656,486
Semiconductors & Semiconductor Equipment .................... 51,051,573 9,296,285 — 60,347,858
Software ............................................. 68,982,870 6,196,141 — 75,179,011
Specialty Retail ........................................ 24,205,437 3,066,521 — 27,271,958
Technology Hardware, Storage & Peripherals .................... 62,353,241 2,905,010 — 65,258,251
Textiles, Apparel & Luxury Goods ............................ 9,080,511 5,083,324 — 14,163,835
Tobacco ............................................. 4,452,994 5,008,543 — 9,461,537
Trading Companies & Distributors ............................ — 3,665,519 — 3,665,519
Transportation Infrastructure ............................... — 854,913 — 854,913
Water Utilities ......................................... 3,518,340 1,274,731 — 4,793,071
Wireless Telecommunication Services ......................... — 588,089 — 588,089
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 2,091,624 — 2,091,624
Warrants .............................................. 86,981 — — 86,981
Short-Term Securities
Money Market Funds ...................................... 61,076,310 — — 61,076,310
U.S. Treasury Obligations ................................... — 7,161,039 — 7,161,039
$ 941,445,568 $ 296,046,704 $ — $ 1,237,492,272
Investments valued at NAV
(a)
...................................... 4,001
$ —
$ 1,237,496,273
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 17,251,966 $ 19,242,255 $ — $ 36,494,221
Foreign currency exchange contracts ............................ — 7,360,922 — 7,360,922
Interest rate contracts ....................................... 18,430,944 19,729,666 — 38,160,610
Liabilities
Equity contracts ........................................... — (28,442,349) — (28,442,349)
Foreign currency exchange contracts ............................ — (4,021,191) — (4,021,191)
Interest rate contracts ....................................... (9,273,368) (15,539,102) — (24,812,470)
$ 26,409,542 $ (1,669,799) $ — $ 24,739,743

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
See notes to financial statements.
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock U.S. Impact Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Shares
Shares Value
Common Stocks
Auto Components — 4.4%
Aptiv plc
(a)
........................ 2,609 $ 237,602
Automobiles — 0.7%
Tesla, Inc.
(a)
....................... 178 40,502
Building Products — 1.7%
Zurn Elkay Water Solutions Corp. ........ 3,825 89,849
Containers & Packaging — 1.5%
Ball Corp. ........................ 999 49,340
Crown Holdings, Inc. ................ 481 32,992
82,332
Diversified Consumer Services — 6.5%
(a)
Duolingo , Inc., Class A ............... 920 75,293
Grand Canyon Education, Inc. .......... 1,270 127,800
Stride, Inc. ....................... 4,368 146,372
349,465
Electric Utilities — 4.0%
Avangrid , Inc. ..................... 5,304 215,767
Electronic Equipment, Instruments & Components — 5.4%
Trimble, Inc.
(a)
..................... 4,829 290,513
Food & Staples Retailing — 6.0%
Grocery Outlet Holding Corp.
(a)
.......... 5,481 189,478
North West Co., Inc. (The) ............. 5,136 133,645
323,123
Health Care Equipment & Supplies — 9.0%
Boston Scientific Corp.
(a)
.............. 10,417 449,077
STERIS plc ....................... 220 37,968
487,045
Health Care Providers & Services — 2.4%
Encompass Health Corp. ............. 2,384 129,785
Health Care Technology — 3.3%
Veeva Systems, Inc., Class A
(a)
......... 1,075 180,536
Independent Power and Renewable Electricity Producers — 6.4%
Brookfield Renewable Corp. ........... 11,214 347,970
Internet & Direct Marketing Retail — 1.7%
Etsy, Inc.
(a)
....................... 979 91,938
IT Services — 9.9%
Block, Inc., Class A
(a)
................ 658 39,526
Global Payments, Inc. ............... 1,358 155,165
Security
Shares
Shares Value
IT Services (continued)
Jack Henry & Associates, Inc. .......... 1,565 $ 311,529
Shopify, Inc., Class A
(a)
............... 926 31,697
537,917
Life Sciences Tools & Services — 12.0%
Agilent Technologies, Inc.
(b)
............ 1,749 241,974
Danaher Corp. .................... 1,173 295,209
Thermo Fisher Scientific, Inc. ........... 225 115,643
652,826
Media — 1.5%
Cable One, Inc. .................... 93 79,927
Pharmaceuticals — 10.4%
Royalty Pharma plc, Class A ........... 8,289 350,790
Zoetis, Inc., Class A ................. 1,420 214,108
564,898
Professional Services — 6.6%
ICF International, Inc. ................ 3,002 359,129
Semiconductors & Semiconductor Equipment — 2.0%
Enphase Energy, Inc.
(a)
............... 355 108,985
Software — 4.3%
(a)
Autodesk, Inc. ..................... 583 124,937
Palo Alto Networks, Inc. .............. 621 106,557
231,494
Total Long-Term Investments — 99.7%
(Cost: $5,458,366) .............................. 5,401,603
Short-Term Securities
Money Market Funds — 4.3%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.92% ................... 34,783 34,783
SL Liquidity Series, LLC, Money Market Series,
3.37%
(e)
....................... 198,293 198,154
Total Short-Term Securities — 4.3%
(Cost: $232,937) ................................ 232,937
Total Investments — 104.0%
(Cost: $5,691,303 ) .............................. 5,634,540
Liabilities in Excess of Other Assets — (4.0)% ............ (216,153)
Net Assets — 100.0% ..............................
$ 5,418,387
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Impact Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 111,926 $ — $ (77,143)
(a)
$ — $ — $ 34,783 34,783 $ 1,269 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 198,108
(a)
— 46 — 198,154 198,293 215
(b)
—
$ 46 $ — $ 232,937 $ 1,484 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock U.S. Impact Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,401,603 $ — $ — $ 5,401,603
Short-Term Securities
Money Market Funds ...................................... 34,783 — — 34,783
$ 5,436,386 $ — $ — $ 5,436,386
Investments valued at NAV
(a)
...................................... 198,154
$ —
$ 5,634,540
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Statements of Assets and Liabilities
(unaudited)
October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 20,765,200 $ 5,058,632 $ 8,293,340 $ 9,778,135
Investments, at value — affiliated
(c)
............................................ — 31,478 274,545 202,564
Cash   ............................................................... — — 17 —
Cash pledged:
Futures contracts ...................................................... — — 17,000 11,000
Foreign currency, at value
(d)
................................................. 245,569 76,099 25,993 8,193
Receivables: – – – –
Investments sold ...................................................... — — 34,060 —
Securities lending income — affiliated ........................................ 69 347 3 1
Capital shares sold ..................................................... — — 4,174 1,497
Dividends — unaffiliated ................................................. 10,209 3,583 17,954 37,910
Dividends — affiliated ................................................... 96 35 677 467
From the Manager ..................................................... 1,266 1,346 27,140 31,447
Prepaid expenses ....................................................... 3,039 3,015 38,488 38,483
Total assets ...........................................................
21,025,448 5,174,535 8,733,391 10,109,697
LIABILITIES
Bank overdraft .......................................................... 3,681 — — —
Collateral on securities loaned ............................................... — — — 4,531
Payables: – – – –
Accounting services fees ................................................. — — 16,423 16,436
Administration fees ..................................................... 2,997 447 — —
Custodian fees ........................................................ — — 25,241 22,584
Investment advisory fees ................................................. 11,341 2,774 — —
Trustees' and Officer's fees ............................................... 670 509 626 624
Other affiliate fees ..................................................... — — — 77
Printing and postage fees ................................................ — — 10,865 10,898
Professional fees ...................................................... 17,633 17,641 68,758 28,751
Registration fees ...................................................... — — 787 817
Service fees ......................................................... 37 33 38 37
Transfer agent fees .................................................... — — 532 486
Other accrued expenses ................................................. 344 65 12,619 12,188
Variation margin on futures contracts ......................................... — — 963 1,620
Total liabilities ..........................................................
36,703 21,469 136,852 99,049
NET ASSETS ..........................................................
$ 20,988,745 $ 5,153,066 $ 8,596,539 $ 10,010,648
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 34,865,881 $ 7,417,299 $ 12,049,949 $ 11,921,234
Accumulated loss ....................................................... (13,877,136) (2,264,233) (3,453,410) (1,910,586)
NET ASSETS ..........................................................
$ 20,988,745 $ 5,153,066 $ 8,596,539 $ 10,010,648
(a)
  Investments, at cost — unaffiliated .......................................... $ 22,038,453 $ 6,019,646 $ 10,222,191 $ 10,572,704
(b)
  Securities loaned, at value ................................................ $ — $ — $ — $ 4,300
(c)
  Investments, at cost — affiliated ............................................ $ — $ 31,478 $ 274,545 $ 202,567
(d)
  Foreign currency, at cost ................................................. $ 254,831 $ 78,474 $ 17,715 $ 8,130

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
NET ASSET VALUE
Institutional
Net assets .............................................................
$ 14,879,049 $ 85,264 $ 95,612 $ 154,966
Shares outstanding ......................................................
1,561,351 11,786 13,524 18,233
Net asset value .........................................................
$ 9.53 $ 7.23 $ 7.07 $ 8.50
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .............................................................
$ 178,645 $ 159,241 $ 174,585 $ 180,352
Shares outstanding ......................................................
18,742 22,069 24,702 21,228
Net asset value .........................................................
$ 9.53 $ 7.22 $ 7.07 $ 8.50
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .............................................................
$ 5,931,051 $ 4,908,561 $ 8,326,342 $ 9,675,330
Shares outstanding ......................................................
623,210 678,964 1,177,522 1,138,343
Net asset value .........................................................
$ 9.52 $ 7.23 $ 7.07 $ 8.50
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
$ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,176,415,962 $ 5,401,603
Investments, at value — affiliated
(c)
........................................................................... 61,080,311 232,937
Cash pledged:
Collateral — OTC derivatives ............................................................................. 12,398,000 —
Futures contracts ..................................................................................... 250,571,173 —
Centrally cleared swaps ................................................................................. 55,955,000 —
Foreign currency, at value
(d)
................................................................................ 118,935,207 70
Receivables: – –
Investments sold ..................................................................................... 81,294,845 —
Securities lending income — affiliated ....................................................................... 18 14
Swaps   ........................................................................................... 2,048,164 —
Capital shares sold .................................................................................... 2,377,226 —
Dividends — unaffiliated ................................................................................ 1,614,359 574
Dividends — affiliated .................................................................................. 172,902 558
Interest — unaffiliated .................................................................................. 803 —
From the Manager .................................................................................... — 1,501
Variation margin on futures contracts ........................................................................ 22,751,052 —
Variation margin on centrally cleared swaps ................................................................... 5,281,576 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 7,360,922 —
OTC swaps ......................................................................................... 2,420,860 —
Prepaid expenses ...................................................................................... 81,405 —
Total assets ..........................................................................................
1,800,759,785 5,637,257
LIABILITIES
Bank overdraft ......................................................................................... 80,422,229 —
Cash received:
Collateral — OTC derivatives ............................................................................. 820,000 —
Collateral on securities loaned .............................................................................. 4,327 198,150
Payables: – –
Investments purchased ................................................................................. 21,167 —
Swaps   ........................................................................................... 611,815 —
Accounting services fees ................................................................................ 74,480 —
Administration fees .................................................................................... 86,046 491
Capital shares redeemed ................................................................................ 9,677,313 —
Custodian fees ....................................................................................... 47,396 —
Investment advisory fees ................................................................................ 758,111 2,915
Trustees' and Officer's fees .............................................................................. 66 506
Other affiliate fees .................................................................................... 65,771 —
Printing and postage fees ............................................................................... 53,000 —
Professional fees ..................................................................................... 105,435 16,733
Registration fees ..................................................................................... 202,017 —
Service and distribution fees .............................................................................. 48,892 75
Transfer agent fees ................................................................................... 417,446 —
Other accrued expenses ................................................................................ 2,172 —
Variation margin on futures contracts ........................................................................ 6,271,335 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 4,021,191 —
OTC swaps ......................................................................................... 4,532,317 —
Total liabilities .........................................................................................
108,242,526 218,870
NET ASSETS .........................................................................................
$ 1,692,517,259 $ 5,418,387

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,659,259,898 $ 6,969,456
Accumulated earnings (loss) ............................................................................... 33,257,361 (1,551,069)
NET ASSETS .........................................................................................
$ 1,692,517,259 $ 5,418,387
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,073,996,676 $ 5,458,366
(b)
  Securities loaned, at value ............................................................................... $ 4,287 $ 193,690
(c)
  Investments, at cost — affiliated ........................................................................... $ 61,080,311 $ 232,937
(d)
  Foreign currency, at cost ................................................................................ $ 118,758,204 $ 70

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................................
$ 779,847,260 $ 105,001
Shares outstanding ....................................................................................
54,360,459 12,986
Net asset value .......................................................................................
$ 14.35 $ 8.09
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Service
Net assets ...........................................................................................
$ 943,087 $ —
Shares outstanding ....................................................................................
66,379 —
Net asset value .......................................................................................
$ 14.21 $ —
Shares authorized .....................................................................................
Unlimited —
Par value ...........................................................................................
$ 0.001 $ —
Investor A
Net assets ...........................................................................................
$ 188,017,700 $ 369,493
Shares outstanding ....................................................................................
13,273,196 45,833
Net asset value .......................................................................................
$ 14.17 $ 8.06
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ...........................................................................................
$ 8,711,005 $ —
Shares outstanding ....................................................................................
636,763 —
Net asset value .......................................................................................
$ 13.68 $ —
Shares authorized .....................................................................................
Unlimited —
Par value ...........................................................................................
$ 0.001 $ —
Class K
Net assets ...........................................................................................
$ 714,998,207 $ 4,943,893
Shares outstanding ....................................................................................
49,847,835 611,659
Net asset value .......................................................................................
$ 14.34 $ 8.08
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended October 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Global Impact
Fund
BlackRock
International
Impact Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
International
Equity Fund
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 215,949 $ 70,090 $ 217,105 $ 174,820
Dividends — affiliated ................................................... 524 425 5,528 1,709
Securities lending income — affiliated — net ................................... 152 1,287 176 24
Foreign taxes withheld .................................................. (23,435) (6,825) (23,504) (22,950)
Total investment income ...................................................
193,190 64,977 199,305 153,603
EXPENSES
Investment advisory .................................................... 87,124 18,189 37,595 23,563
Administration — class specific ............................................ 23,652 2,929 940 1,047
Trustees and Officer .................................................... 3,202 2,901 2,722 2,728
Professional ......................................................... 2,922 3,280 88,492 65,298
Service and distribution — class specific ...................................... 235 211 229 239
Accounting services .................................................... — — 24,932 24,963
Administration ....................................................... — — 1,997 2,225
Custodian ........................................................... — — 56,326 29,016
Registration ......................................................... — — 38,420 38,433
Transfer agent — class specific ............................................ — — 446 522
Printing and postage ................................................... — — 14,550 14,477
Miscellaneous ........................................................ — — 202 19
Total expenses .........................................................
117,135 27,510 266,851 202,530
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (6,153) (6,200) (225,176) (174,933)
Administration fees waived ............................................... — — (1,997) (2,225)
Administration fees waived by the Manager — class specific ......................... — — (940) (1,047)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............ — — (373) (434)
Total expenses after fees waived and/or reimbursed ................................
110,982 21,310 38,365 23,891
Net investment income ....................................................
82,208 43,667 160,940 129,712
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,137,526) $ (1,026,332) $ (2,240,890) $ (1,343,649)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (5,332,728) $ (921,148) $ (829,709) $ (915,236)
Investments — affiliated ............................................... (236) 10 77,691 —
Foreign currency transactions ........................................... (11,167) (631) (4,564) (3,488)
Futures contracts .................................................... — — (45,541) (32,272)
(5,344,131) (921,769) (802,123) (950,996)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(a)
............................................ 2,214,233 (102,576) (1,284,348) (401,244)
Investments — affiliated ............................................... — — (140,294) (3)
Foreign currency translations ............................................ (7,628) (1,987) (890) 1,319
Futures contracts .................................................... — — (13,235) 7,275
2,206,605 (104,563) (1,438,767) (392,653)
Net realized and unrealized loss ..............................................
(3,137,526) (1,026,332) (2,240,890) (1,343,649)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (3,055,318) $ (982,665) $ (2,079,950) $ (1,213,937)
(a)
Net of reduction in deferred foreign capital gain tax of .............................. $ — $ 1,695 $ 3,996 $ —

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Tactical
Opportunities
Fund
BlackRock U.S.
Impact Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 11,209,486 $ 20,672
Dividends — affiliated .................................................................................. 764,036 1,269
Interest — unaffiliated .................................................................................. 1,354,465 —
Securities lending income — affiliated — net .................................................................. 26,081 215
Foreign taxes withheld ................................................................................. (417,496) (1,410)
Total investment income ..................................................................................
12,936,572 20,746
EXPENSES
Investment advisory ................................................................................... 4,414,328 18,359
Transfer agent — class specific ........................................................................... 684,572 —
Administration ...................................................................................... 331,075 —
Service and distribution — class specific ..................................................................... 273,054 461
Custodian .......................................................................................... 189,070 —
Administration — class specific ........................................................................... 166,491 3,064
Registration ........................................................................................ 136,475 —
Accounting services ................................................................................... 96,613 —
Professional ........................................................................................ 92,032 4,084
Printing and postage .................................................................................. 55,821 —
Trustees and Officer ................................................................................... 9,017 2,899
Miscellaneous ....................................................................................... 15,373 —
Total expenses ........................................................................................
6,463,921 28,867
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (33,098) (7,029)
Administration fees waived by the Manager — class specific ........................................................ (841) —
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (53) —
Total expenses after fees waived and/or reimbursed ...............................................................
6,429,929 21,838
Net investment income (loss) ...............................................................................
6,506,643 (1,092)
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,316,604 $ (374,805)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (46,188,556) $ (787,089)
Investments — affiliated .............................................................................. 477 46
Forward foreign currency exchange contracts ................................................................ 3,461,395 —
Foreign currency transactions .......................................................................... (9,674,344) (463)
Futures contracts ................................................................................... 127,038,435 —
Swaps   ......................................................................................... 44,369,042 —
119,006,449 (787,506)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (33,020,884) 412,699
Investments — affiliated .............................................................................. (468) —
Forward foreign currency exchange contracts ................................................................ 4,182,357 —
Foreign currency translations ........................................................................... 2,557,041 2
Futures contracts ................................................................................... (60,313,976) —
Swaps   ......................................................................................... (3,093,915) —
(89,689,845) 412,701
Net realized and unrealized gain (loss) ........................................................................
29,316,604 (374,805)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 35,823,247 $ (375,897)

Statements of Changes in Net Assets
(unaudited)

Financial Statements
See notes to financial statements.
BlackRock Global Impact Fund BlackRock International Impact Fund
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 82,208 $ 111,845 $ 43,667 $ 62,188
Net realized loss ........................................................ (5,344,131) (5,418,211) (921,769) (94,130)
Net change in unrealized appreciation (depreciation) ................................ 2,206,605 (7,702,538) (104,563) (2,075,213)
Net decrease in net assets resulting from operations ..................................
(3,055,318) (13,008,904) (982,665) (2,107,155)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (63,989) (2,817,685) (52) (20,559)
  Investor A ............................................................ (98) (16,079) — (29,376)
  Class K .............................................................. (34,136) (542,065) (10,292) (1,190,636)
Decrease in net assets resulting from distributions to shareholders .........................
(98,223) (3,375,829) (10,344) (1,240,571)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(11,026,576) (903,296) 32,525 1,290,141
NET ASSETS
Total decrease in net assets .................................................. (14,180,117) (17,288,029) (960,484) (2,057,585)
Beginning of period ........................................................
35,168,862 52,456,891 6,113,550 8,171,135
End of period ............................................................
$ 20,988,745 $ 35,168,862 $ 5,153,066 $ 6,113,550
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable Advantage
Emerging Markets Equity Fund
BlackRock Sustainable Advantage
International Equity Fund
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 160,940 $ 179,975 $ 129,712 $ 260,749
Net realized gain (loss) .................................................... (802,123) (812,574) (950,996) 188,161
Net change in unrealized appreciation (depreciation) ................................ (1,438,767) (1,814,329) (392,653) (1,559,323)
Net decrease in net assets resulting from operations ..................................
(2,079,950) (2,446,928) (1,213,937) (1,110,413)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (516) (13,987) (1,761) (24,721)
  Investor A ............................................................ (401) (13,504) (1,660) (20,157)
  Class K .............................................................. (44,418) (1,183,989) (113,869) (1,532,269)
Decrease in net assets resulting from distributions to shareholders .........................
(45,335) (1,211,480) (117,290) (1,577,147)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
781,479 1,279,931 192,982 1,698,938
NET ASSETS
Total decrease in net assets .................................................. (1,343,806) (2,378,477) (1,138,245) (988,622)
Beginning of period ........................................................
9,940,345 12,318,822 11,148,893 12,137,515
End of period ............................................................
$ 8,596,539 $ 9,940,345 $ 10,010,648 $ 11,148,893
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(unaudited) (continued)

Financial Statements
See notes to financial statements.
BlackRock Tactical Opportunities Fund BlackRock U.S. Impact Fund
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 6,506,643 $ 5,557,625 $ (1,092) $ (9,662)
Net realized gain (loss) .................................................... 119,006,449 (2,980,437) (787,506) 153,071
Net change in unrealized appreciation (depreciation) ................................ (89,689,845) (1,108,016) 412,701 (1,852,868)
Net increase (decrease) in net assets resulting from operations ...........................
35,823,247 1,469,172 (375,897) (1,709,459)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... — — (263) (31,728)
  Investor A ............................................................ — — (524) (71,225)
  Class K .............................................................. — — (18,803) (1,511,112)
Decrease in net assets resulting from distributions to shareholders .........................
— — (19,590) (1,614,065)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
10,699,927 186,560,420 110,823 1,809,870
NET ASSETS
Total increase (decrease) in net assets ........................................... 46,523,174 188,029,592 (284,664) (1,513,654)
Beginning of period ........................................................
1,645,994,085 1,457,964,493 5,703,051 7,216,705
End of period ............................................................
$ 1,692,517,259 $ 1,645,994,085 $ 5,418,387 $ 5,703,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Institutional
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 10.76  $ 15.27  $ 10.00
Net investment income (loss)
(b)
............................................................
0.03  0.03  (0.02)
Net realized and unrealized gain (loss) .......................................................
(1.23) (3.66) 5.82
Net increase (decrease) from investment operations ............................................... (1.20) (3.63) 5.80
Distributions
(c)
– – –
From net investment income .............................................................
(0.03) (0.10) (0.07)
From net realized gain ..................................................................
—  (0.78) (0.46)
Total distributions ...................................................................... (0.03) (0.88) (0.53)
Net asset value, end of period ............................................................. $ 9.53  $ 10.76  $ 15.27
Total Return
(d)
— — —
Based on net asset value ................................................................. (11.17)%
(e)
(25.01)% 58.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
0.90%
(g)
0.92% 0.98%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.85%
(g)
0.85% 0.84%
(g)
Net investment income (loss) ..............................................................
0.64%
(g)
0.20% (0.14)%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 14,879  $ 28,252  $ 42,999
Portfolio turnover rate .................................................................... 36% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.98%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Impact Fund
Investor A
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 10.76  $ 15.26  $ 10.00
Net investment income (loss)
(b)
............................................................
0.01  (0.01) (0.02)
Net realized and unrealized gain (loss) .......................................................
(1.23) (3.65) 5.79
Net increase (decrease) from investment operations ............................................... (1.22) (3.66) 5.77
Distributions
(c)
– – –
From net investment income .............................................................
(0.01) (0.07) (0.05)
From net realized gain ..................................................................
—  (0.77) (0.46)
Total distributions ...................................................................... (0.01) (0.84) (0.51)
Net asset value, end of period ............................................................. $ 9.53  $ 10.76  $ 15.26
Total Return
(d)
— — —
Based on net asset value ................................................................. (11.38)%
(e)
(25.15)% 58.22%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
1.15%
(g)
1.17% 1.27%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
1.10%
(g)
1.10% 1.10%
(g)
Net investment income (loss) ..............................................................
0.17%
(g)
(0.06)% (0.18)%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 179  $ 198  $ 272
Portfolio turnover rate .................................................................... 36% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Impact Fund
Class K
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
05/27/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 10.77  $ 15.29  $ 10.00
Net investment income
(b)
................................................................
0.03  0.04  0.04
Net realized and unrealized gain (loss) .......................................................
(1.23) (3.67) 5.78
Net increase (decrease) from investment operations ............................................... (1.20) (3.63) 5.82
Distributions
(c)
– – –
From net investment income .............................................................
(0.05) (0.11) (0.07)
From net realized gain ..................................................................
—  (0.78) (0.46)
Total distributions ...................................................................... (0.05) (0.89) (0.53)
Net asset value, end of period ............................................................. $ 9.52  $ 10.77  $ 15.29
Total Return
(d)
— — —
Based on net asset value ................................................................. (11.11)%
(e)
(24.97)% 58.75%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
0.80%
(g)
0.82% 0.93%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.75%
(g)
0.75% 0.75%
(g)
Net investment income ..................................................................
0.53%
(g)
0.32% 0.34%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 5,931  $ 6,718  $ 9,186
Portfolio turnover rate .................................................................... 36% 114% 100%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.94%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Impact Fund
Institutional
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.62  $ 13.65  $ 10.00
Net investment income
(b)
.................................................................
0.06  0.08  0.05
Net realized and unrealized gain (loss) ........................................................
(1.45) (3.12) 4.04
Net increase (decrease) from investment operations ................................................ (1.39) (3.04) 4.09
Distributions
(c)
– – –
From net investment income ..............................................................
(0.00)
(d)
(0.17) (0.08)
From net realized gain ...................................................................
—  (1.82) (0.36)
Total distributions ....................................................................... (0.00) (1.99) (0.44)
Net asset value, end of period .............................................................. $ 7.23  $ 8.62  $ 13.65
Total Return
(e)
— — —
Based on net asset value .................................................................. (16.08)%
(f)
(25.68)% 41.25%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................
1.07%
(h)
1.33% 1.37%
(h)(i)
Total expenses after fees waived and/or reimbursed ................................................
0.85%
(h)
0.85% 0.85%
(h)
Net investment income ...................................................................
1.48%
(h)
0.74% 0.50%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 85  $ 102  $ 137
Portfolio turnover rate ..................................................................... 34% 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.44%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock International Impact Fund
Investor A
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 8.61  $ 13.63  $ 10.00
Net investment income
(b)
................................................................
0.04  0.02  0.02
Net realized and unrealized gain (loss) .......................................................
(1.43) (3.07) 4.04
Net increase (decrease) from investment operations ............................................... (1.39) (3.05) 4.06
Distributions
(c)
– – –
From net investment income .............................................................
—  (0.16) (0.07)
From net realized gain ..................................................................
—  (1.81) (0.36)
Total distributions ...................................................................... —  (1.97) (0.43)
Net asset value, end of period ............................................................. $ 7.22  $ 8.61  $ 13.63
Total Return
(d)
— — —
Based on net asset value ................................................................. (16.14)%
(e)
(25.77)% 40.89%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
1.32%
(g)
1.54% 1.63%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
1.10%
(g)
1.10% 1.10%
(g)
Net investment income ..................................................................
1.00%
(g)
0.20% 0.23%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 159  $ 158  $ 169
Portfolio turnover rate .................................................................... 34% 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.71%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Impact Fund
Class K
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 8.62  $ 13.65  $ 10.00
Net investment income
(b)
................................................................
0.06  0.09  0.06
Net realized and unrealized gain (loss) .......................................................
(1.43) (3.12) 4.04
Net increase (decrease) from investment operations ............................................... (1.37) (3.03) 4.10
Distributions
(c)
– – –
From net investment income .............................................................
(0.02) (0.18) (0.09)
From net realized gain ..................................................................
—  (1.82) (0.36)
Total distributions ...................................................................... (0.02) (2.00) (0.45)
Net asset value, end of period ............................................................. $ 7.23  $ 8.62  $ 13.65
Total Return
(d)
— — —
Based on net asset value ................................................................. (15.96)%
(e)
(25.60)% 41.32%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
0.97%
(g)
1.23% 1.26%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.75%
(g)
0.75% 0.75%
(g)
Net investment income ..................................................................
1.58%
(g)
0.84% 0.54%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 4,909  $ 5,854  $ 7,865
Portfolio turnover rate .................................................................... 34% 85% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.34%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity
Fund
Institutional
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
................................................................
0.14  0.16  0.04
Net realized and unrealized gain (loss) .......................................................
(1.93) (2.37) 2.31
Net increase (decrease) from investment operations ............................................... (1.79) (2.21) 2.35
Distributions
(c)
– – –
From net investment income .............................................................
(0.04) (0.14) (0.05)
From net realized gain ..................................................................
—  (1.05) —
Total distributions ...................................................................... (0.04) (1.19) (0.05)
Net asset value, end of period ............................................................. $ 7.07  $ 8.90  $ 12.30
Total Return
(d)
— — —
Based on net asset value ................................................................. (20.18)%
(e)
(19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
5.94%
(g)
4.37% 3.70%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.86%
(g)
0.86% 0.86%
(g)
Net investment income ..................................................................
3.42%
(g)
1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 96  $ 119  $ 125
Portfolio turnover rate .................................................................... 71% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets Equity
Fund
Investor A
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
................................................................
0.13  0.13  0.02
Net realized and unrealized gain (loss) .......................................................
(1.93) (2.36) 2.31
Net increase (decrease) from investment operations ............................................... (1.80) (2.23) 2.33
Distributions
(c)
– – –
From net investment income .............................................................
(0.02) (0.12) (0.04)
From net realized gain ..................................................................
—  (1.05) —
Total distributions ...................................................................... (0.02) (1.17) (0.04)
Net asset value, end of period ............................................................. $ 7.07  $ 8.89  $ 12.29
Total Return
(d)
— — —
Based on net asset value ................................................................. (20.28)%
(e)
(20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
6.08%
(g)
4.71% 3.92%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
1.11%
(g)
1.11% 1.11%
(g)
Net investment income ..................................................................
3.07%
(g)
1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 175  $ 149  $ 138
Portfolio turnover rate .................................................................... 71% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity
Fund
Class K
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
................................................................
0.14  0.17  0.04
Net realized and unrealized gain (loss) .......................................................
(1.93) (2.37) 2.31
Net increase (decrease) from investment operations ............................................... (1.79) (2.20) 2.35
Distributions
(c)
– – –
From net investment income .............................................................
(0.04) (0.15) (0.05)
From net realized gain ..................................................................
—  (1.05) —
Total distributions ...................................................................... (0.04) (1.20) (0.05)
Net asset value, end of period ............................................................. $ 7.07  $ 8.90  $ 12.30
Total Return
(d)
— — —
Based on net asset value ................................................................. (20.16)%
(e)
(19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
5.67%
(g)
4.24% 3.39%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.81%
(g)
0.81% 0.81%
(g)
Net investment income ..................................................................
3.43%
(g)
1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 8,326  $ 9,672  $ 12,056
Portfolio turnover rate .................................................................... 71% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Institutional
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
.................................................................
0.11  0.23  0.13
Net realized and unrealized gain (loss) ........................................................
(1.15) (1.16) 2.01
Net increase (decrease) from investment operations ................................................ (1.04) (0.93) 2.14
Distributions
(c)
– – –
From net investment income ..............................................................
(0.10) (0.27) (0.06)
From net realized gain ...................................................................
—  (1.24) (0.00)
(d)
Total distributions ....................................................................... (0.10) (1.51) (0.06)
Net asset value, end of period .............................................................. $ 8.50  $ 9.64  $ 12.08
Total Return
(e)
— — —
Based on net asset value .................................................................. (10.82)%
(f)
(9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................
4.10%
(h)
3.72% 3.40%
(h)(i)
Total expenses after fees waived and/or reimbursed ................................................
0.50%
(h)
0.50% 0.50%
(h)
Net investment income ...................................................................
2.43%
(h)
2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 155  $ 174  $ 156
Portfolio turnover rate ..................................................................... 60% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Investor A
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
.................................................................
0.10  0.21  0.11
Net realized and unrealized gain (loss) ........................................................
(1.15) (1.16) 2.01
Net increase (decrease) from investment operations ................................................ (1.05) (0.95) 2.12
Distributions
(c)
– – –
From net investment income ..............................................................
(0.08) (0.25) (0.05)
From net realized gain ...................................................................
—  (1.24) (0.00)
(d)
Total distributions ....................................................................... (0.08) (1.49) (0.05)
Net asset value, end of period .............................................................. $ 8.50  $ 9.63  $ 12.07
Total Return
(e)
— — —
Based on net asset value .................................................................. (10.93)%
(f)
(9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................
4.38%
(h)
4.02% 3.76%
(h)(i)
Total expenses after fees waived and/or reimbursed ................................................
0.75%
(h)
0.74% 0.75%
(h)
Net investment income ...................................................................
2.18%
(h)
1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 180  $ 204  $ 140
Portfolio turnover rate ..................................................................... 60% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Class K
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
.................................................................
0.11  0.24  0.13
Net realized and unrealized gain (loss) ........................................................
(1.16) (1.16) 2.01
Net increase (decrease) from investment operations ................................................ (1.05) (0.92) 2.14
Distributions
(c)
– – –
From net investment income ..............................................................
(0.10) (0.27) (0.06)
From net realized gain ...................................................................
—  (1.24) (0.00)
(d)
Total distributions ....................................................................... (0.10) (1.51) (0.06)
Net asset value, end of period .............................................................. $ 8.50  $ 9.65  $ 12.08
Total Return
(e)
— — —
Based on net asset value .................................................................. (10.87)%
(f)
(9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................
3.85%
(h)
3.64% 3.15%
(h)(i)
Total expenses after fees waived and/or reimbursed ................................................
0.45%
(h)
0.45% 0.45%
(h)
Net investment income ...................................................................
2.48%
(h)
2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 9,675  $ 10,770  $ 11,842
Portfolio turnover rate ..................................................................... 60% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Amount is less than 0.005%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
See notes to financial statements
BlackRock Tactical Opportunities Fund
Institutional
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Net asset value, beginning of period .
$ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44  $ 14.11  $ 13.41
Net investment income
(a)
.........
0.05  0.05  0.05  0.06  0.19  0.14  0.09
Net realized and unrealized gain (loss)
0.25  (0.05) 0.79  0.32  (0.57) 1.31  0.82
Net increase (decrease) from investment
operations ................ 0.30  0.00  0.84  0.38  (0.38) 1.45  0.91
Distributions
(b)
– – – – – – –
From net investment income ......
—  —  (0.38) (0.46) (0.55) (0.12) (0.23)
From net realized gain ...........
—  —  —  —  (0.84) —  —
Return of capital ............... —  —  (0.00)
(c)
—  —  —  —
Total distributions ............... —  —  (0.38) (0.46) (1.39) (0.12) (0.23)
Capital Contribution ............. —  —  —  —  —  —  0.02
Net asset value, end of period ...... $ 14.35  $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44  $ 14.11
Total Return
(d)
— — — — — — —
Based on net asset value .......... 2.14%
(e)
0.00%
(f)
6.18% 2.79%
(e)
(2.43)% 10.36% 7.05%
Ratios to Average Net Assets
(g)
Total expenses
(h)
................
0.79%
(i)
0.79% 0.81% 0.86%
(i)
0.80% 0.93% 0.92%
Total expenses after fees waived and/or
reimbursed ..................
0.79%
(i)
0.79% 0.80% 0.85%
(i)
0.79% 0.89% 0.89%
Net investment income ...........
0.76%
(i)
0.33% 0.38% 0.77%
(i)
1.36% 0.94% 0.65%
Supplemental Data
Net assets, end of period (000) ...... $ 779,847  $ 672,822  $ 464,694  $ 289,127  $ 290,851  $ 220,711  $ 189,242
Portfolio turnover rate ............. 86% 110% 136% 167% 288% 265% 257%
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Expense ratios ............................. N/A    N/A    N/A    N/A    0.79%    N/A    N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Amount is less than 0.005%.
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Service
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Net asset value, beginning of period .
$ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33  $ 14.02  $ 13.34
Net investment income
(a)
.........
0.03  0.00
(b)
0.01  0.04  0.16  0.10  0.05
Net realized and unrealized gain (loss)
0.24  (0.03) 0.78  0.31  (0.58) 1.32  0.81
Net increase (decrease) from investment
operations ................ 0.27  (0.03) 0.79  0.35  (0.42) 1.42  0.86
Distributions
(c)
– – – – – – –
From net investment income ......
—  —  (0.36) (0.37) (0.51) (0.11) (0.20)
From net realized gain ...........
—  —  —  —  (0.84) —  —
Return of capital ............... —  —  (0.00)
(d)
—  —  —  —
Total distributions ............... —  —  (0.36) (0.37) (1.35) (0.11) (0.20)
Capital Contribution ............. —  —  —  —  —  —  0.02
Net asset value, end of period ...... $ 14.21  $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33  $ 14.02
Total Return
(e)
— — — — — — —
Based on net asset value .......... 1.94%
(f)
(0.21)% 5.86% 2.63%
(f)
(2.74)% 10.21% 6.66%
Ratios to Average Net Assets
(g)
Total expenses
(h)
................
1.12%
(i)
1.06% 1.07% 1.16%
(i)
1.06% 1.22% 1.23%
Total expenses after fees waived and/or
reimbursed ..................
1.10%
(i)
1.06% 1.06% 1.14%
(i)
1.06% 1.16% 1.17%
Net investment income ...........
0.50%
(i)
0.00%
(j)
0.08% 0.53%
(i)
1.14% 0.65% 0.38%
Supplemental Data
Net assets, end of period (000) ...... $ 943  $ 953  $ 1,972  $ 836  $ 767  $ 832  $ 828
Portfolio turnover rate ............. 86% 110% 136% 167% 288% 265% 257%
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Expense ratios ............................. N/A    N/A    N/A    N/A    1.04%    N/A    N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investor A
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Net asset value, beginning of period ..
$ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31  $ 14.02  $ 13.33
Net investment income
(a)
..........
0.03  0.00
(b)
0.01  0.04  0.14  0.09  0.05
Net realized and unrealized gain (loss) .
0.24  (0.03) 0.77  0.32  (0.56) 1.31  0.81
Net increase (decrease) from investment
operations ................. 0.27  (0.03) 0.78  0.36  (0.42) 1.40  0.86
Distributions
(c)
– – – – – – –
From net investment income .......
—  —  (0.34) (0.41) (0.51) (0.11) (0.19)
From net realized gain ............
—  —  —  —  (0.84) —  —
Return of capital ................ —  —  (0.00)
(d)
—  —  —  —
Total distributions ................ —  —  (0.34) (0.41) (1.35) (0.11) (0.19)
Capital Contribution .............. —  —  —  —  —  —  0.02
Net asset value, end of period ....... $ 14.17  $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31  $ 14.02
Total Return
(e)
— — — — — — —
Based on net asset value ........... 1.94%
(f)
(0.22)% 5.77% 2.70%
(f)
(2.77)% 10.06% 6.66%
Ratios to Average Net Assets
(g)
Total expenses ..................
1.10%
(h)
1.08% 1.09% 1.15%
(h)
1.10%
(i)
1.21% 1.20%
(i)
Total expenses after fees waived and/or
reimbursed ...................
1.09%
(h)
1.08% 1.09% 1.14%
(h)
1.09% 1.20% 1.20%
Net investment income ............
0.46%
(h)
0.03% 0.09% 0.48%
(h)
1.01% 0.61% 0.37%
Supplemental Data
Net assets, end of period (000) ....... $ 188,018  $ 187,461  $ 202,884  $ 208,746  $ 218,634  $ 237,442  $ 244,101
Portfolio turnover rate .............. 86% 110% 136% 167% 288% 265% 257%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor C
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Net asset value, beginning of period .
$ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81  $ 13.64  $ 12.95
Net investment income (loss)
(a)
.....
(0.02) (0.10) (0.09) (0.02) 0.04  (0.01) (0.05)
Net realized and unrealized gain (loss)
0.23  (0.03) 0.75  0.31  (0.54) 1.27  0.80
Net increase (decrease) from investment
operations ................ 0.21  (0.13) 0.66  0.29  (0.50) 1.26  0.75
Distributions
(b)
– – – – – – –
From net investment income ......
—  —  (0.19) (0.30) (0.33) (0.09) (0.08)
From net realized gain ...........
—  —  —  —  (0.84) —  —
Return of capital ............... —  —  (0.00)
(c)
—  —  —  —
Total distributions ............... —  —  (0.19) (0.30) (1.17) (0.09) (0.08)
Capital Contribution ............. —  —  —  —  —  —  0.02
Net asset value, end of period ...... $ 13.68  $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81  $ 13.64
Total Return
(d)
— — — — — — —
Based on net asset value .......... 1.56%
(e)
(0.96)% 5.02% 2.21%
(e)
(3.45)% 9.27% 5.99%
Ratios to Average Net Assets
(f)
Total expenses .................
1.82%
(g)
1.83% 1.84% 1.86%
(g)
1.82%
(h)
1.89% 1.89%
Total expenses after fees waived and/or
reimbursed ..................
1.81%
(g)
1.83% 1.84% 1.85%
(g)
1.81% 1.88% 1.89%
Net investment income (loss) .......
(0.27)%
(g)
(0.72)% (0.65)% (0.24)%
(g)
0.26% (0.08)% (0.34)%
Supplemental Data
Net assets, end of period (000) ...... $ 8,711  $ 7,478  $ 8,665  $ 13,187  $ 17,171  $ 31,022  $ 35,343
Portfolio turnover rate ............. 86% 110% 136% 167% 288% 265% 257%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Class K
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Year Ended
09/30/17
Net asset value, beginning of period ..
$ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43  $ 14.08  $ 13.42
Net investment income
(a)
..........
0.06  0.06  0.07  0.07  0.21  0.16  0.13
Net realized and unrealized gain (loss) .
0.24  (0.04) 0.78  0.32  (0.57) 1.32  0.79
Net increase (decrease) from investment
operations ................. 0.30  0.02  0.85  0.39  (0.36) 1.48  0.92
Distributions
(b)
– – – – – – –
From net investment income .......
—  —  (0.40) (0.47) (0.58) (0.13) (0.26)
From net realized gain ............
—  —  —  —  (0.84) —  —
Return of capital ................ —  —  (0.00)
(c)
—  —  —  —
Total distributions ................ —  —  (0.40) (0.47) (1.42) (0.13) (0.26)
Net asset value, end of period ....... $ 14.34  $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43  $ 14.08
Total Return
(d)
— — — — — — —
Based on net asset value ........... 2.14%
(e)
0.14% 6.25% 2.93%
(e)
(2.34)% 10.57% 6.93%
Ratios to Average Net Assets
(f)
Total expenses ..................
0.67%
(g)
0.66% 0.67% 0.72%
(g)
0.67%
(h)
0.76% 0.77%
Total expenses after fees waived and/or
reimbursed ...................
0.67%
(g)
0.66% 0.66% 0.72%
(g)
0.67% 0.75% 0.77%
Net investment income ............
0.90%
(g)
0.44% 0.49% 0.91%
(g)
1.51% 1.09% 0.94%
Supplemental Data
Net assets, end of period (000) ....... $ 714,998  $ 777,280  $ 779,750  $ 363,505  $ 366,664  $ 198,487  $ 138,018
Portfolio turnover rate .............. 86% 110% 136% 167% 288% 265% 257%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock U.S. Impact Fund
Institutional
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.68  $ 14.33  $ 10.00
Net investment loss
(b)
...................................................................
(0.00)
(c)
(0.03) (0.03)
Net realized and unrealized gain (loss) ........................................................
(0.57) (2.65) 5.33
Net increase (decrease) from investment operations ................................................ (0.57) (2.68) 5.30
Distributions
(d)
– – –
From net investment income ..............................................................
(0.02) —  (0.00)
(c)
From net realized gain ...................................................................
—  (2.97) (0.97)
Total distributions ....................................................................... (0.02) (2.97) (0.97)
Net asset value, end of period .............................................................. $ 8.09  $ 8.68  $ 14.33
Total Return
(e)
— — —
Based on net asset value .................................................................. (6.57)%
(f)
(22.94)% 54.03%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................
1.10%
(h)
1.37% 1.42%
(h)(i)
Total expenses after fees waived and/or reimbursed ................................................
0.85%
(h)
0.86% 0.85%
(h)
Net investment loss ......................................................................
(0.11)%
(h)
(0.22)% (0.28)%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 105  $ 113  $ 143
Portfolio turnover rate ..................................................................... 45% 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is greater than $(0.005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.50%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Impact Fund
Investor A
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................................
$ 8.65  $ 14.31  $ 10.00
Net investment loss
(b)
..................................................................
(0.02) (0.08) (0.06)
Net realized and unrealized gain (loss) .......................................................
(0.56) (2.63) 5.33
Net increase (decrease) from investment operations ............................................... (0.58) (2.71) 5.27
Distributions
(c)
– – –
From net investment income .............................................................
(0.01) —  —
From net realized gain ..................................................................
—  (2.95) (0.96)
Total distributions ...................................................................... (0.01) (2.95) (0.96)
Net asset value, end of period ............................................................. $ 8.06  $ 8.65  $ 14.31
Total Return
(d)
— — —
Based on net asset value ................................................................. (6.69)%
(e)
(23.14)% 53.64%
(e)
Ratios to Average Net Assets
(f)
Total expenses ........................................................................
1.35%
(g)
1.51% 1.68%
(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................
1.10%
(g)
1.10% 1.10%
(g)
Net investment loss .....................................................................
(0.37)%
(g)
(0.76)% (0.58)%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 369  $ 282  $ 192
Portfolio turnover rate .................................................................... 45% 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.77%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock U.S. Impact Fund
Class K
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Period from
06/30/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................................
$ 8.68  $ 14.33  $ 10.00
Net investment loss
(b)
...................................................................
(0.00)
( c)
(0.01) (0.02)
Net realized and unrealized gain (loss) ........................................................
(0.57) (2.66) 5.33
Net increase (decrease) from investment operations ................................................ (0.57) (2.67) 5.31
Distributions
(d)
– – –
From net investment income ..............................................................
(0.03) —  (0.01)
From net realized gain ...................................................................
—  (2.98) (0.97)
Total distributions ....................................................................... (0.03) (2.98) (0.98)
Net asset value, end of period .............................................................. $ 8.08  $ 8.68  $ 14.33
Total Return
(e)
— — —
Based on net asset value .................................................................. (6.56)%
(f)
(22.86)% 54.09%
(f)
Ratios to Average Net Assets
(g)
Total expenses .........................................................................
1.00%
(h)
1.27% 1.32%
(h)(i)
Total expenses after fees waived and/or reimbursed ................................................
0.75%
(h)
0.75% 0.75%
(h)
Net investment loss ......................................................................
(0.01)%
(h)
(0.11)% (0.18)%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 4,944  $ 5,308  $ 6,881
Portfolio turnover rate ..................................................................... 45% 112% 98%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is greater than $(0.005) per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.40%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Global Impact Fund ............................................... Global Impact Non-Diversified
BlackRock International Impact Fund ........................................... International Impact Non-Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
BlackRock U.S. Impact Fund ................................................. U.S. Impact Non-Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of October 31, 2022, certain investments of International Impact, Sustainable Advantage International Equity, Tactical Opportunities and U.S. Impact were fair valued using
NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

As of period end, the following tables are a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net
Amount
(b)
Sustainable Advantage International Equity
J.P. Morgan Securities LLC ......................
$ 4,300
$ (4,300)
$ —
$ —
Tactical Opportunities
Jefferies LLC ...............................
$ 4,287
$ (4,001)
$ —
$ 286
U.S. Impact
Citigroup Global Markets, Inc. ....................
$ 193,690
$ (193,690)
$ —
$ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset
Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six-months ended October 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and Tactical Opportunities entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Investment Advisory Fees
Average Daily Net Assets Global Impact
International
Impact
Sustainable
Advantage
Emerging
Markets Equity
Sustainable
Advantage
International
Equity U.S. Impact
First $1 billion ................................................... 0.650% 0.650% 0.800% 0.450% 0.650%
$1 billion - $3 billion ............................................... 0.610 0.610 0.750 0.420 0.610
$3 billion - $5 billion ............................................... 0.590 0.590 0.720 0.410 0.590
$5 billion - $10 billion .............................................. 0.570 0.570 0.700 0.390 0.570
Greater than $10 billion ............................................. 0.550 0.550 0.680 0.380 0.550
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion .......................................................................................................... 0.550%
$1 billion - $2 billion ...................................................................................................... 0.500
$2 billion - $3 billion ...................................................................................................... 0.475
Greater than $3 billion .................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Fund Name Service Investor A Investor C Total
Global Impact ........................................................................ $ — $ 235 $ — $ 235
International Impact .................................................................... — 211 — 211
Sustainable Advantage Emerging Markets Equity ................................................ — 229 — 229
Sustainable Advantage International Equity .................................................... — 239 — 239
Tactical Opportunities ................................................................... 948 232,775 39,331 273,054
U.S. Impact .......................................................................... — 461 — 461
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, the Manager charges each of the share classes of Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and Tactical
Opportunities an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
The Trust, on behalf of Global Impact, International Impact and U.S. Impact, entered into an Administration Agreement with the Manager, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Manager is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
For the six-months ended October 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2022, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six-months ended October 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six-months ended October 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  October 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended October 31, 2022, affiliates received CDSCs as follows:
Institutional ............................................................................................................. 0.20%
Investor A .............................................................................................................. 0.20
Class K ............................................................................................................... 0.10
Fund Name Institutional Service Investor A Investor C Class K Total
Global Impact ........................................................ $ 20,308 $ — $ 188 $ — $ 3,156 $ 23,652
International Impact .................................................... 93 — 169 — 2,667 2,929
Sustainable Advantage Emerging Markets Equity ................................ 11 — 18 — 911 940
Sustainable Advantage International Equity .................................... 16 — 19 — 1,012 1,047
Tactical Opportunities ................................................... 72,326 76 18,622 787 74,680 166,491
U.S. Impact .......................................................... 110 — 369 — 2,585 3,064
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 65,851
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ......................... $ 51 $ — $ 64 $ — $ 22 $ 137
Sustainable Advantage International Equity ............................. 48 — 51 — 20 119
Tactical Opportunities ............................................ 1,041 90 41,942 1,042 721 44,836
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ................................ $ 150 $ — $ 222 $ — $ 74 $ 446
Sustainable Advantage International Equity .................................... 205 — 264 — 53 522
Tactical Opportunities ................................................... 470,481 777 171,636 6,103 35,575 684,572
Fund Name Other Fees
Global Impact ........................................................................................................... $ 2
Tactical Opportunities ...................................................................................................... 1,565
U.S. Impact ............................................................................................................. 73
Fund Name Institutional Service Investor A Investor C Class K
Tactical Opportunities ........................................................ $ – $ – $ 115 $ 12 $ –

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2022, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2022, the Manager waived $398 in investment advisory fees with respect to Sustainable Advantage Emerging Markets Equity pursuant to these arrangements.
With respect to Sustainable Advantage Emerging Markets Equity, Sustainable Advantage International Equity and Tactical Opportunities, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024 for Sustainable Advantage Emerging Markets Equity,
Sustainable Advantage International Equity and Tactical Opportunities, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six-months ended October 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended
October 31, 2022, the amounts were as follows:
Fund Name Amounts Waived
Global Impact ....................................................................................................... $ 28
International Impact ................................................................................................... 18
Sustainable Advantage Emerging Markets Equity ............................................................................... 107
Sustainable Advantage International Equity ................................................................................... 7 2
Tactical Opportunities .................................................................................................. 33,098
U.S. Impact ......................................................................................................... 4 6
Fund Name Institutional Service Investor A Investor C Class K
Sustainable Advantage Emerging Markets Equity ..................................... 0.86% N/A 1.11% N/A 0.81%
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Sustainable Advantage Emerging Markets Equity ..................................................................................... $ 224 , 671
Sustainable Advantage International Equity ......................................................................................... 174,86 1
Sustainable Advantage Emerging Markets Equity ..................................................................................... $ 1 , 997
Sustainable Advantage International Equity ......................................................................................... 2 , 225

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to Global Impact, International Impact and U.S. Impact, the fees and expenses of the Funds' Independent Trustees, counsel to the Independent Trustees and the Funds' independent registered public accounting firm (together the "Independent Expenses") are paid directly by the Funds. The Manager has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June
30, 2033. Such contractual arrangements may not be terminated prior to July 1, 2033 without the consent of the Board. For the six months ended October 31, 2022, the amounts reimbursed were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities and U.S. Impact retain 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities and U.S. Impact, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Impact, International Impact, Sustainable Advantage Emerging Markets Equity and Sustainable Advantage
International Equity retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Global Impact, International Impact, Sustainable Advantage Emerging Markets Equity and Sustainable Advantage International Equity,
pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... $ 11 $ 122
Investor A ..................................................................................... 18 178
Class K ...................................................................................... 911 73
$ 940 $ 373
Sustainable Advantage International Equity
Institutional .................................................................................... 16 164
Investor A ..................................................................................... 19 217
Class K ...................................................................................... 1,012 53
$ 1,047 $ 434
Tactical Opportunities
Institutional .................................................................................... 83 1 —
Service ...................................................................................... 10 53
$ 84 1 $ 53
Global Impact ............................................................................................................... $ 6 , 12 5
International Impact ........................................................................................................... 6 , 182
U.S. Impact ................................................................................................................. 6 , 983

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2022, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six-months ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2022, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six-months ended October 31, 2022, purchases and sales of investments, including paydowns/payups and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2022, Sustainable Advantage Emerging Markets Equity had non-expiring capital loss carryforwards available to offset future realized capital gains of $683,452.
Fund Name Amounts
Global Impact ........................................................................................................... $ 40
International Impact ....................................................................................................... 248
Sustainable Advantage Emerging Markets Equity ................................................................................... 37
Sustainable Advantage International Equity ....................................................................................... 5
Tactical Opportunities ...................................................................................................... 6,167
U.S. Impact ............................................................................................................. 64
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ — $ 15,152,904 $ (2,082,016)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Global Impact ........................................................ $ — $ — $ 9,779,505 $ 20,972,981
International Impact .................................................... — — 1,945,754 1,860,946
Sustainable Advantage Emerging Markets Equity ................................ — — 7,207,387 6,376,785
Sustainable Advantage International Equity .................................... — — 6,398,004 6,114,612
Tactical Opportunities ................................................... 184,712,335 261,732,994 919,397,020 759,955,906
U.S. Impact .......................................................... — — 2,618,081 2,507,861

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Impact .................................................... $ 22,586,606 $ 1,191,524 $ (3,012,930) $ (1,821,406)
International Impact ................................................ 6,067,094 181,663 (1,158,647) (976,984)
Sustainable Advantage Emerging Markets Equity ............................ 10,682,129 57,811 (2,197,543) (2,139,732)
Sustainable Advantage International Equity ................................ 10,811,771 350,450 (1,178,457) (828,007)
Tactical Opportunities .............................................. 1,165,240,104 207,979,288 (110,983,376) 96,995,912
U.S. Impact ..................................................... 5,753,639 422,578 (541,677) (119,099)

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Global Impact
Institutional
Shares sold .............................................
26,378 $ 261,774 1,241,785 $ 16,146,124
Shares issued in reinvestment of distributions ........................
6,013 58,991 193,332 2,672,730
Shares redeemed .........................................
(1,095,570) (11,346,482) (1,625,595) (20,063,396)
(1,063,179) $ (11,025,717) (190,478) $ (1,244,542)
Investor A
Shares sold .............................................
329 $ 3,316 2,218 $ 32,292
Shares issued in reinvestment of distributions ........................
4 44 844 11,948
Shares redeemed .........................................
(20) (190) (2,446) (30,311)
313 $ 3,170 616 $ 13,929
Class K
Shares sold .............................................
— $ — — $ —
Shares issued in reinvestment of distributions ........................
716 7,007 22,605 327,332
Shares redeemed .........................................
(1,058) (11,036) (1) (15)
(342) $ (4,029) 22,604 $ 327,317
(1,063,208) $ (11,026,576) (167,258) $ (903,296)
d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
International Impact
Institutional
Shares sold .............................................
— $ — 6,125 $ 72,999
Shares issued in reinvestment of distributions ........................
— — 1,771 20,559
Shares redeemed .........................................
— — (6,125) (73,000)
— $ — 1,771 $ 20,558
Investor A
Shares sold .............................................
3,707 $ 30,864 7,105 $ 84,098
Shares issued in reinvestment of distributions ........................
— — 2,560 29,376
Shares redeemed .........................................
(7) (56) (3,725) (34,505)
3,700 $ 30,808 5,940 $ 78,969
Class K
Shares sold .............................................
— $ — — $ —
Shares issued in reinvestment of distributions ........................
228 1,717 102,614 1,190,614
228 $ 1,717 102,614 $ 1,190,614
3,928 $ 32,525 110,325 $ 1,290,141

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold .............................................
163 $ 1,356 1,974 $ 23,233
Shares issued in reinvestment of distributions ........................
11 91 1,254 13,987
Shares redeemed .........................................
(9) (74) (22) (241)
165 $ 1,373 3,206 $ 36,979
Investor A
Shares sold .............................................
8,631 $ 71,809 4,677 $ 49,140
Shares issued in reinvestment of distributions ........................
23 186 1,212 13,504
Shares redeemed .........................................
(727) (6,043) (332) (3,561)
7,927 $ 65,952 5,557 $ 59,083
Class K
Shares sold .............................................
91,450 $ 714,856 1,969 $ 20,553
Shares issued in reinvestment of distributions ........................
— — 106,167 1,183,989
Shares redeemed .........................................
(95) (702) (1,969) (20,673)
91,355 $ 714,154 106,167 $ 1,183,869
99,447 $ 781,479 114,930 $ 1,279,931
d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage International Equity
Institutional
Shares sold .............................................
67 $ 600 3,031 $ 36,699
Shares issued in reinvestment of distributions ........................
77 654 2,200 24,721
Shares redeemed .........................................
— — (45) (478)
144 $ 1,254 5,186 $ 60,942
Investor A
Shares sold .............................................
409 $ 3,690 7,797 $ 85,901
Shares issued in reinvestment of distributions ........................
90 773 1,800 20,157
Shares redeemed .........................................
(445) (4,021) (29) (320)
54 $ 442 9,568 $ 105,738
Class K
Shares sold .............................................
27,020 $ 232,493 — $ —
Shares issued in reinvestment of distributions ........................
— — 136,348 1,532,258
Shares redeemed .........................................
(5,025) (41,207) — —
21,995 $ 191,286 136,348 $ 1,532,258
22,193 $ 192,982 151,102 $ 1,698,938
d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Tactical Opportunities
Institutional
Shares sold .............................................
17,633,975 $ 247,090,835 30,252,481 $ 423,172,681
Shares redeemed .........................................
(11,151,902) (156,635,894) (15,458,607) (215,869,878)
6,482,073 $ 90,454,941 14,793,874 $ 207,302,803
Service
Shares sold .............................................
15,748 $ 223,017 18,849 $ 262,355
Shares redeemed .........................................
(17,736) (243,822) (91,577) (1,276,661)
(1,988) $ (20,805) (72,728) $ (1,014,306)
Investor A
Shares sold .............................................
588,182 $ 8,164,129 670,082 $ 9,277,789
Shares redeemed .........................................
(804,156) (11,158,746) (1,744,623) (24,165,827)
(215,974) $ (2,994,617) (1,074,541) $ (14,888,038)
Investor C
Shares sold .............................................
140,063 $ 1,882,039 63,731 $ 862,927
Shares redeemed .........................................
(58,440) (786,028) (145,553) (1,963,817)
81,623 $ 1,096,011 (81,822) $ (1,100,890)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of October 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold .............................................
3,269,385 $ 46,150,519 15,341,154 $ 214,130,089
Shares redeemed .........................................
(8,776,783) (123,986,122) (15,612,283) (217,869,238)
(5,507,398) $ (77,835,603) (271,129) $ (3,739,149)
838,336 $ 10,699,927 13,293,654 $ 186,560,420
d
Six Months Ended
10/31/22
Year Ended
04/30/22
Fund Name/Share Class
Shares Amount Shares Amount
U.S. Impact
Institutional
Shares sold .............................................
— $ — 17,527 $ 227,071
Shares issued in reinvestment of distributions ........................
1 5 2,759 31,728
Shares redeemed .........................................
— — (17,309) (224,146)
1 $ 5 2,977 $ 34,653
Investor A
Shares sold .............................................
15,839 $ 132,155 27,537 $ 331,513
Shares issued in reinvestment of distributions ........................
46 377 6,437 71,225
Shares redeemed .........................................
(2,692) (23,524) (14,780) (139,873)
13,193 $ 109,008 19,194 $ 262,865
Class K
Shares sold .............................................
218 $ 1,803 125 $ 1,240
Shares issued in reinvestment of distributions ........................
1 7 131,290 1,511,112
219 $ 1,810 131,415 $ 1,512,352
13,413 $ 110,823 153,586 $ 1,809,870
Institutional Investor A Class K
Global Impact .................................................................................... 10,305 10,296 494,726
International Impact ................................................................................ 11,769 11,751 565,493
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage International Equity ................................................................ 11,387 11,365 1,116,348
U.S. Impact ...................................................................................... 12,722 12,714 611,277

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2022
BlackRock Semi-Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 20, 2022 (the “April
Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Tactical Opportunities Fund (“Tactical Opportunities Fund”), BlackRock U.S. Impact Fund (“U.S. Impact Fund”), BlackRock International Impact Fund
(“International Impact Fund”), BlackRock Global Impact Fund (“Global Impact Fund”), BlackRock Sustainable Advantage International Equity Fund (“Sustainable Advantage
International Equity Fund”) and BlackRock Sustainable Advantage Emerging Markets Equity Fund (“Sustainable Advantage Emerging Markets Equity Fund”) (each a “Fund”
and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock Asset Management North Asia Limited
(“BAMNA”) with respect to Tactical Opportunities Fund (the “BAMNA Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock
(Singapore) Limited (“BSL” and, together with BAMNA, the “Sub-Advisors”) with respect to Tactical Opportunities Fund (the “BSL Sub-Advisory Agreement,” and together with the BAMNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Tactical Opportunities Fund, Sustainable Advantage International Equity Fund and Sustainable Advantage Emerging
Markets Equity Fund in light of each Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and
its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered Sustainable Advantage International Equity Fund’s performance relative to the Fund’s Outcome-Oriented Performance
Metrics including a total return benchmark. The Board noted that for each of the one-year and since inception periods reported, the Fund outperformed its total return benchmark. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board noted that effective December 1, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Advantage ESG International Equity Fund to BlackRock Sustainable Advantage International Equity
Fund.
The Board reviewed and considered Sustainable Advantage Emerging Markets Equity Fund’s performance relative to the Fund’s Outcome-Oriented Performance
Metrics including a total return benchmark. The Board noted that for each of the one-year and since inception periods reported, the Fund underperformed its total return benchmark. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return benchmark during the applicable periods. The Board noted that effective December 1, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock Advantage ESG Emerging Markets Equity Fund to BlackRock Sustainable Advantage Emerging Markets Equity Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

The Board noted that for each of the one-year and since-inception periods reported, each of Global Impact Fund, U.S. Impact Fund and International Impact Fund
ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed each Fund’s underperformance relative to its Performance Peers during the applicable period. The Board was informed that, among other things, a key driver of underperformance was each Fund’s lack of exposure to certain areas of the market that outperformed. Each Fund was underweight in semiconductors, energy, diversified financials, and many IT mega cap names; segments of the market which strongly performed in 2021. The Board and BlackRock discussed BlackRock’s strategy for improving each Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board reviewed and considered Tactical Opportunities Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Tactical Opportunities Fund’s, Sustainable Advantage International Equity Fund’s and Sustainable Advantage Emerging Markets
Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that U.S. Impact Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board noted that Global Impact Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board noted that International Impact Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023; and (ii) the Sub-Advisory Agreements between the Manager and the pertinent Sub-Advisor with respect to Tactical
Opportunities Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
2022
BlackRock Semi-Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.

Glossary of Terms Used in this Report
2022
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-10/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 21, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: December 21, 2022